          As filed with the Securities and Exchange Commission on August 1, 2005
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]

                       POST-EFFECTIVE AMENDMENT NO. 68                    [X]
                                     and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                              Amendment No. 69                            [X]

                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                              One Financial Center
                           Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (800) 345-6611

                                 Mary Jo Reilly
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                            R. Scott Henderson, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                           Boston, Massachusetts 02111

It is proposed that this filing will become effective (check appropriate box):

        [ ] Immediately upon filing pursuant to paragraph (b)
        [ ] On [date] pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [X] On September 30, 2005 pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                Title of Securities Being Registered: Shares of Beneficial Interest.

[Front cover page]
Galaxy Municipal Money Market Funds
The Galaxy Fund

Prospectus

September 30, 2005


Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund

Retail A Shares

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents

Risk/return summary...........................................................1

Introduction..................................................................1

        Galaxy Connecticut Municipal Money Market Fund........................3

        Galaxy Massachusetts Municipal Money Market Fund......................7

        Galaxy New York Municipal Money Market Fund..........................11

Additional information about Fund investments and risk.......................15

Disclosure of portfolio holdings.............................................16

Fund management..............................................................17

How to invest in the Funds...................................................19

Buying, selling and exchanging shares........................................19

        How to buy shares....................................................19

        How to sell shares...................................................21

        How to exchange shares...............................................23

Other transaction policies...................................................23

Shareholder service fees.....................................................24

Frequent purchases and redemptions of shares.................................24

Dividends, distributions and taxes...........................................25

Galaxy investor programs.....................................................28

How to reach Galaxy..........................................................30

Financial highlights.........................................................31

Supplemental hypothetical investment and expense information.................35

Risk/return summary

Introduction


This prospectus describes the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund. The Galaxy Municipal Money Market Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each of the Galaxy Municipal Money Market Funds, including:

..       the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..       the main risks associated with an investment in the Fund
..       the Fund's past performance measured on both a year-by-year and long-term basis
..       the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?


The Funds are designed for investors who are looking for a way to earn money market returns that are free from federal income tax and, in some cases, state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free from the state's income tax. Tax-exempt funds are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.


Tax-equivalent yield

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Connecticut Municipal Money Market Fund

The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


------------------------------------------------------------------------
1995    1996    1997    1998    1999   2000   2001   2002   2003   2004
------------------------------------------------------------------------
2.97%   2.78%   2.98%   2.77%   2.53%  3.31%  1.98%  0.84%  0.46%  0.58%
------------------------------------------------------------------------


Best quarter:          0.87% for the quarter ended December 31, 2000
Worst quarter:         0.07% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005: 0.75%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004, after taking into account any sales charges on Investment Shares of the Predecessor Fund.



-----------------------------------------------------------
                        1 year       5 years       10 years
-----------------------------------------------------------
Retail A Shares         0.58%        1.43%         2.11%
-----------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------
Management fees                                     0.47%/1/
--------------------------------------------------------------------
Distribution (12b-1) fees                           None
--------------------------------------------------------------------
Other expenses                                      0.20%/2, 3, 4/
--------------------------------------------------------------------
Total Fund operating expenses                       0.67%/2/
--------------------------------------------------------------------
Less: Fee waivers and expense reimbursements        0.03%/2/
--------------------------------------------------------------------
Net Fund operating expenses                         0.64%/2/
--------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.64%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
-------------------------------------------------------------------------
Retail A Shares          $65           $205          $357           $798
-------------------------------------------------------------------------

Galaxy Massachusetts Municipal Money Market Fund

The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


------------------------------------------------------------------------
1995    1996    1997    1998   1999   2000    2001   2002   2003   2004
------------------------------------------------------------------------
3.23%   2.78%   2.96%   2.79%  2.56%  3.42%   2.18%  0.95%  0.49%  0.64%
------------------------------------------------------------------------


Best quarter:          0.91% for the quarter ended December 31, 2000
Worst quarter:         0.08% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005:  0.80%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



-----------------------------------------------------------
                        1 year       5 years       10 years
-----------------------------------------------------------
Retail A Shares          0.64%        1.53%          2.19%
-----------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------
Management fees                                     0.47%/1/
--------------------------------------------------------------------
Distribution (12b-1) fees                           None
--------------------------------------------------------------------
Other expenses                                      0.15%/2, 3, 4/
--------------------------------------------------------------------
Total Fund operating expenses                       0.62%2
--------------------------------------------------------------------
Less: Fee waivers and expense reimbursements        0.02%2
--------------------------------------------------------------------
Net Fund operating expenses                         0.60%2
--------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.60%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
-------------------------------------------------------------------------
Retail A Shares           $61          $192          $335           $750
-------------------------------------------------------------------------

Galaxy New York Municipal Money Market Fund

The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income taxes, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New
York) and that pay interest that is exempt from federal regular income tax and New York State and New York City personal income taxes. Under normal circumstances, the Fund will invest no more than 20% of its net assets in securities that are taxable for federal regular income tax or New York State and New York City personal income tax purposes, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City have at times faced serious economic problems that have adversely affected
        New York municipal issuers. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund's performance. As a result, the Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund's income that is subject to New York taxes could increase. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The fund commenced operations on September 16, 2003.

Year-by-year total returns calendar years

The bar chart shows the performance of Retail A Shares of the Fund during the last calendar year.

[bar chart goes here]


--------
  2004
--------
  0.78%
--------



Best quarter:          0.30% for the quarter ended December 31, 2004
Worst quarter:         0.13% for the quarter ended March 31, 2004

Year-to-date total return for the six months ended June 30, 2005: 0.87%

Average annual total returns

The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



----------------------------------------------------
                        1 year       Since Inception
----------------------------------------------------
Retail A Shares         0.78%        0.74% (9/16/03)
----------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------
Management fees                                     0.47%/1, 2/
--------------------------------------------------------------------
Distribution (12b-1) fees                           None
--------------------------------------------------------------------
Other expenses                                      0.37%/2, 3, 4/
--------------------------------------------------------------------
Total Fund operating expenses                       0.84%/2/
--------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser is waiving a portion of the management fees and/or reimbursing a portion of Other expenses so that Total Fund operating expenses are expected to be 0.45%. These waivers or reimbursements may be revised or discontinued at anytime.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
-------------------------------------------------------------------------
Retail A Shares         $86          $268          $466          $1,037
-------------------------------------------------------------------------

Additional information about Fund investments and risk


The main investment strategies for each of the Galaxy Municipal Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.


Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Repurchase agreements

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

Temporary defensive positions

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

Other types of investments

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.


Disclosure of portfolio holdings

A description of Galaxy's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia"), was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser serves as the Funds' adviser, administrator and pricing and bookkeeping agent. Columbia Funds Distributor, Inc. ("CFDI"), an affiliate of the Adviser, serves as the Funds' distributor. Columbia Funds Services, Inc. ("CFSI"), also an affiliate of the Adviser, serves as the Funds' transfer agent. The Adviser, CFDI and CFSI are indirect wholly-owned subsidiaries of Bank of America Corporation.


Management fees


The management fees paid to the Adviser by the Funds during the fiscal year ended May 31, 2005 are set forth below.



--------------------------------------------------------------------------------
Fund                                                 Management fee as a % of
                                                         average net assets
--------------------------------------------------------------------------------
Connecticut Municipal Money Market Fund                       0.40%
--------------------------------------------------------------------------------
Massachusetts Municipal Money Market Fund                     0.40%
--------------------------------------------------------------------------------
New York Municipal Money Market Fund                          0.05%
--------------------------------------------------------------------------------



Arrangements with certain financial institutions

The Adviser, CFDI and/or their affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions ("Financial Institutions") from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Adviser or its affiliates. These payments are made out of the Adviser's, CFDI's and/or their affiliates' own assets and are not an additional charge to the Funds. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest. The SAI also contains additional information about payments to Financial Institutions.

Legal Proceedings

On February 9, 2005, the Adviser and CFDI (collectively, "Columbia") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission ("SEC") (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle, which Columbia entered into with the SEC and NYAG in March 2004 to resolve the investigations brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds and other funds in the Columbia family of funds (collectively, the "Columbia Funds") have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

Pursuant to the procedures set forth in the SEC Order, the $140 million settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Columbia Funds' independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filed on February 10, 2005.

How to invest in the Funds

Buying, selling and exchanging shares

The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Retail A Shares, minus the value of the Fund's liabilities attributable to Retail A Shares, divided by the number of Retail A Shares held by investors.


You can buy and sell Retail A Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-800-345-6611.


If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day). The price at which you sell shares is the NAV per share next determined after receipt of your order in proper form as described below.


NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after 11:00 a.m. but before 4:00 p.m. on that business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's transfer agent and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. A financial adviser who places orders on your behalf may charge you a separate fee for its services. For details, please contact your financial adviser.


The minimum initial investment to open a Fund account is $1,000 ($50 if you participate in the Automatic Investment Program) and the minimum subsequent investment in an existing account is $50. Your financial adviser may impose alternative minimum investment requirements. See Galaxy investor programs below for information on other minimums for initial and additional investments.


Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

The USA Patriot Act may require Galaxy to obtain certain personal information from you which Galaxy will use to verify your identity. If you do not provide the information, Galaxy may not be able to open your account. If Galaxy is unable to verify your customer information, Galaxy reserves the right to close your account or take such other steps as it deems reasonable.


You can also buy shares directly through Galaxy's transfer agent by calling 1-800-422-3737 or in any of the following ways:


Buying by mail

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:


Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


To make additional investments, send your check to the address above along with one of the following:

..       The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction

..       A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, we'll cancel your order.

Buying by electronic funds transfer


You may purchase shares of the Funds by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application.


Buying by wire


To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Bank of America as agent for Galaxy's transfer agent. Prior to initiating any wire purchase, you must call Galaxy's transfer agent at 1-800-422-3737 to obtain a control number, which must be included with your wire. You should wire money and registration instructions to:

                              Bank of America
                              100 Federal Street
                              Boston, MA  02110
                              ABA# 026009593
                              DDA# 98227776

[Account number]
[Account registration]
                              [Control number]

Before making an initial investment by wire, you must complete an account application and send it to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.


Your bank or other financial institution may charge you a fee for sending funds by wire.

How to sell shares

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's transfer agent by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's transfer agent in any of the following ways:

Selling by mail
Send your request in writing to:


Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


You must include the following:

..       The name of the Fund
..       The number of shares or the dollar amount you want to sell
..       Your account number
..       Your Social Security number or tax identification number
..       The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


Selling by phone
You can sell shares of the Funds by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

Selling by electronic funds transfer
You may sell shares of the Funds and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. For details, call 1-800-422-3737.


Selling by wire
Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a Medallion signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

Medallion signature guarantees
When selling your shares by mail or by phone, you must have your Medallion signature guaranteed if:


..       you're selling shares worth more than $100,000,

..       you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian, or


..       you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

How to exchange shares

You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Money Market Fund.

To exchange shares:

..       ask your financial adviser


..       call Galaxy's transfer agent at 1-800-422-3737


..       send your request in writing to


        Columbia Funds Services, Inc.
        P.O. Box 8081
        Boston, MA 02266-8081



Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. Galaxy may change or cancel the exchange privilege by giving 60 days advance written notice to shareholders.


Other transaction policies

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its transfer agent may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.


Sales proceeds are normally sent to you within three business days but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

Shareholder service fees

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) to financial advisers (which may include affiliates of the Adviser) who provide certain services to their customers who own Retail A Shares of the Funds. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.


Frequent purchases and redemptions of shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

Dividends, distributions and taxes

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income.


You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

You may elect to have your distributions directly deposited to your bank checking or savings account by electronic funds transfer. To establish this feature, please call Galaxy's transfer agent at 1-800-345-6611 or visit www.columbiafunds.com.


Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Connecticut Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates (CSIT). However, dividends, if any, derived from interest on securities other than Connecticut municipal securities, or from capital gains, will be subject to the CSIT, except that dividends derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the CSIT if paid on Fund shares held as capital assets.

Massachusetts Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from capital gains other than gains realized from the sale of certain municipal securities of Massachusetts issuers, will be subject to Massachusetts personal income tax.

New York Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New York State and New York City personal income taxes. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from capital gains, will be subject to New York State and New York City personal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

Other state and local tax matters

Generally, you may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Galaxy investor programs


It's easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-800-345-6611.


Automatic investment program

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter.

Checkwriting


You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by calling Galaxy's transfer agent at 1-800-345-6611 to obtain a signature card (if you have previously elected this feature but haven't written a check in the past 18 months, please call the transfer agent to request a signature card). The check must be in an amount of at least $250 and no more than $100,000. You will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank for payment, a sufficient number of shares will be sold at the next determined NAV to cover the amount of the check.


Please note that you can't write a check to close your account.

Systematic withdrawal plan


You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

You may cancel your participation in any of these programs by calling your financial adviser or writing Galaxy at:

        Columbia Funds Services, Inc.
        P.O. Box 8081
        Boston, MA 02266-8081


Please allow at least five days for the cancellation to be processed.

How to reach Galaxy

Through your financial adviser

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

Galaxy shareholder services


Call Galaxy's transfer agent at 1-800-345-6611 for automated account access 24 hours a day, 7 days a week. Shareholder Service Representatives are available to assist you Monday through Friday, from 8:00 a.m. to 8:00 p.m. Eastern Time.

Financial highlights


The following financial highlights tables will help you understand the financial performance (a) for Retail A Shares of the Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund for the fiscal years ended May 31, 2005, May 31, 2004, the period from November 1, 2002 through May 31, 2003 and for the fiscal years ended October 31, 2002, 2001 and 2000 and (b) for Retail A Shares of the New York Municipal Money Market Fund for the fiscal year ended May 31, 2005 and the period from September 16, 2003 (when the Fund commenced operations) through May 31, 2004. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended May 31, 2005 and the fiscal year or period ended May 31, 2004 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated May 31, 2005 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal period ended May 31, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 was audited by Galaxy's former independent registered public accounting firm.

                 Galaxy Connecticut Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                    Years                  Period
                                                    ended                  ended
                                                    May 31,                May 31,            Years ended October 31,
                                           ----------------------  -------------------------  -----------------------
                                             2005           2004     2003/1/       2002        2001             2000
                                           --------        ------  ----------    -----------  ------           ------
                                                                       Retail A Shares
                                           --------------------------------------------------------------------------
   Net asset value, beginning of period    $     1.00  $     1.00  $     1.00     $     1.00  $     1.00  $     1.00
   Income from investment operations:
     Net investment income/2/..........         0.010       0.004       0.004          0.009       0.024       0.032
   Less distributions:
     Distributions from net investment
     income............................        (0.010)     (0.004)     (0.004)        (0.009)     (0.024)     (0.032)
   Net increase (decrease) in net
     asset value...................                --          --          --            --           --          --
   Net asset value, end of period......    $     1.00  $     1.00  $     1.00     $     1.00  $     1.00  $     1.00
                                           ==========  ==========  ==========     ==========  ==========  ==========
   Total return/2/.....................          1.03%       0.37%       0.37%**        0.88%       2.39%       3.21%
   Ratios/supplemental data:
     Net assets, end of period (in 000s)   $   13,051  $  238,118  $  269,559     $  298,769  $  273,925  $  262,149
   Ratios to average net assets:
     Net investment income including
     reimbursements/waiver.............          0.96%       0.37%       0.64%*         0.87%       2.36%       3.17%
     Operating expenses including
     reimbursements/waiver.............          0.64%       0.63%       0.63%*         0.62%       0.62%       0.62%
     Operating expenses excluding
     reimbursements/waiver.............          0.67%       0.64%       0.63%*         0.62%       0.62%       0.64%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 to May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                Galaxy Massachusetts Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                    Years                  Period
                                                    Ended                  ended
                                                    May 31,                May 31,            Years ended October 31,
                                           ----------------------  -------------------------  ------------------------
                                             2005           2004    2003/1/         2002        2001             2000
                                           --------        ------  ---------     -----------  ---------         ------
                                                                       Retail A Shares
                                           --------------------------------------------------------------------------
   Net asset value, beginning of period    $     1.00  $     1.00  $     1.00     $     1.00  $     1.00  $     1.00
   Income from investment operations:
       Net investment income..........          0.011       0.004       0.004          0.010       0.026       0.033
   Less distributions:
       Distributions from net investment
       income.........................         (0.011)     (0.004)     (0.004)        (0.010)     (0.026)     (0.033)
   Net increase (decrease) in net asset
       value..........................             --          --          --             --          --         --
   Net asset value, end of period.....     $     1.00  $     1.00  $     1.00     $     1.00  $     1.00  $     1.00
                                           ==========  ==========  ==========     ==========  ==========  ==========
   Total return/2/....................           1.11%       0.42%       0.39%**        1.02%       2.59%       3.31%
   Ratios/supplemental data:
       Net assets, end of period (in
       000s)..........................     $   38,586  $  283,822  $  411,600     $  447,525  $  521,739     $480,835
   Ratios to average net assets:
       Net investment income including
       reimbursements/waiver..........           1.04%       0.42%       0.67%*         1.01%       2.55%      3.32%
       Operating expenses including
       reimbursements/waiver..........           0.60%       0.59%       0.58%*         0.57%       0.59%      0.62%
       Operating expenses excluding
       reimbursements/waiver..........           0.62%       0.60%       0.58%*         0.58%       0.59%      0.63%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 to May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                   Galaxy New York Municipal Money Market Fund
                (For a share outstanding throughout each period)

                                                       Year         Period
                                                       ended        ended
                                                       May 31,      May 31,
                                                   ------------  ------------
                                                       2005         2004/1/
                                                   ------------  ------------
                                                         Retail A Shares
                                                   --------------------------
   Net asset value, beginning of period .........  $       1.00  $       1.00
   Income from investment operations:                     0.013         0.004
       Net investment income ....................
   Less distributions:
       Distributions from net investment income          (0.013)       (0.004)
   Net increase (decrease) in net asset value                --            --
   Net asset value, end of period ...............  $       1.00  $       1.00
                                                   ============  ============
   Total return/2/ ..............................          1.26%         0.41%**
   Ratios/supplemental data:
       Net assets, end of period (in 000s).......  $     11,022  $     38,099
   Ratios to average net assets:
       Net investment income including                     1.21%         0.57%*
        reimbursements/waiver
       Operating expenses including                        0.45%         0.45%*
        reimbursements/waiver
       Operating expenses excluding                        0.84%         0.88%*
        reimbursements/waiver


----------

*    Annualized.

**   Not Annualized.

/1/  The Fund's Retail A Shares commenced operations on September 16, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Supplemental hypothetical investment and expense information

        The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund operating expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Connecticut Municipal Money Market Fund

Retail A Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.64%                        $ 10,000                       5%




              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
       1           5.00%               $ 10,500.00                 4.36%              $ 10,436.00         $  65.40
       2          10.25%               $ 11,025.00                 8.91%              $ 10,891.01         $  68.25
       3          15.76%               $ 11,576.25                13.66%              $ 11,365.86         $  71.22
       4          21.55%               $ 12,155.06                18.61%              $ 11,861.41         $  74.33
       5          27.63%               $ 12,762.82                23.79%              $ 12,378.57         $  77.57
       6          34.01%               $ 13,400.96                29.18%              $ 12,918.27         $  80.95
       7          40.71%               $ 14,071.00                34.82%              $ 13,481.51         $  84.48
       8          47.75%               $ 14,774.55                40.69%              $ 14,069.30         $  88.16
       9          55.13%               $ 15,513.28                46.83%              $ 14,682.72         $  92.01
       10         62.89%               $ 16,288.95                53.23%              $ 15,322.89         $  96.02

Total Gain Before Fees and Expenses    $ 6,288.95
Total Gain After Fees and Expenses                                                    $ 5,322.89
Total Annual Fees and Expenses                                                                            $ 798.38

Galaxy Massachusetts Municipal Money Market Fund

Retail A Shares



   Annual Expense Ratio    Initial Hypothetical Investment Amount     Assumed Rate of Return
         0.60%                            $10,000                               5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
       1           5.00%               $ 10,500.00                 4.40%              $ 10,440.00         $  61.32
       2          10.25%               $ 11,025.00                 8.99%              $ 10,899.36         $  64.02
       3          15.76%               $ 11,576.25                13.79%              $ 11,378.93         $  66.83
       4          21.55%               $ 12,155.06                18.80%              $ 11,879.60         $  69.78
       5          27.63%               $ 12,762.82                24.02%              $ 12,402.31         $  72.85
       6          34.01%               $ 13,400.96                29.48%              $ 12,948.01         $  76.05
       7          40.71%               $ 14,071.00                35.18%              $ 13,517.72         $  79.40
       8          47.75%               $ 14,774.55                41.13%              $ 14,112.50         $  82.89
       9          55.13%               $ 15,513.28                47.33%              $ 14,733.45         $  86.54
       10         62.89%               $ 16,288.95                53.82%              $ 15,381.72         $  90.35

Total Gain Before Fees and Expenses  $6,288.95
Total Gain After Fees and Expenses                                                    $  5,381.72
Total Annual Fees and Expenses                                                                            $ 750.02

Galaxy New York Municipal Money Market Fund

Retail A Shares




                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.84%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
       1         5.00%                 $ 10,500.00                 4.16%              $ 10,416.00         $  85.75
       2        10.25%                 $ 11,025.00                 8.49%              $ 10,849.31         $  89.31
       3        15.76%                 $ 11,576.25                13.01%              $ 11,300.64         $  93.03
       4        21.55%                 $ 12,155.06                17.71%              $ 11,770.64         $  96.90
       5        27.63%                 $ 12,762.82                22.60%              $ 12,260.41         $ 100.93
       6        34.01%                 $ 13,400.96                27.70%              $ 12,770.44         $ 105.13
       7        40.71%                 $ 14,071.00                33.02%              $ 13,301.69         $ 109.50
       8        47.75%                 $ 14,774.55                38.55%              $ 13,855.04         $ 114.06
       9        55.13%                 $ 15,513.28                44.31%              $ 14,431.41         $ 118.80
       10       62.89%                 $ 16,288.95                50.32%              $ 15,031.76         $ 123.75

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                    $  5,031.76
Total Annual Fees and Expenses                                                                          $ 1,037.16

                                [Back Cover Page]


Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about the Funds and a discussion about the market conditions and investment strategies that had a significant effect on their performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-800-345-6611 or by writing to:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


If you buy your shares through a financial adviser, you may contact your adviser for more information.


The annual report, semi-annual report and SAI are not available through the internet because Galaxy does not accept purchases or exchanges through a web site.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


PROGALSSMM (09/30/05)

[Front cover page]
Galaxy Municipal Money Market Funds
The Galaxy Fund

Prospectus


September 30, 2005


Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund

Trust Shares

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents

Risk/return summary.........................................................1

Introduction................................................................1

Galaxy Connecticut Municipal Money Market Fund..............................3

Galaxy Massachusetts Municipal Money Market Fund............................7

Galaxy New York Municipal Money Market Fund................................11

Additional information about Fund investments and risk.....................15

Disclosure of portfolio holdings...........................................16

Fund management............................................................17

How to invest in the Funds.................................................20

Buying and selling shares..................................................20

How to buy shares..........................................................21

How to sell shares.........................................................21

Other transaction policies.................................................21

Frequent purchases and redemptions of shares...............................21

Dividends, distributions and taxes.........................................23

Financial highlights.......................................................26

Supplemental hypothetical investment and expense information...............30

Risk/return summary

Introduction


This prospectus describes the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund. The Galaxy Municipal Money Market Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each of the Galaxy Municipal Money Market Funds, including:

..       the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..       the main risks associated with an investment in the Fund
..       the Fund's past performance measured on both a year-by-year and long-term basis
..       the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?


The Funds are designed for investors who are looking for a way to earn money market returns that are free from federal income tax and, in some cases, state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free from the state's income tax. Tax-exempt funds are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.


Tax-equivalent yield

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Connecticut Municipal Money Market Fund

The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Prior to March 1, 2004, the Fund had not offered Trust Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares and Trust Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------
1995    1996    1997    1998     1999     2000    2001    2002     2003    2004
--------------------------------------------------------------------------------
2.97%   2.78%   2.98%   2.77%    2.53%    3.31%   1.98%   0.84%    0.46%   0.58%
--------------------------------------------------------------------------------


Best quarter:           0.87% for the quarter ended December 31, 2000
Worst quarter:          0.07% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005: 0.75%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004, after taking into account any sales charges on Investment Shares of the Predecessor Fund.



--------------------------------------------------------------------
                       1 year           5 years        10 years
--------------------------------------------------------------------
Retail A Shares         0.58%            1.43%           2.11%
--------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                                       0.47%/1/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                              None
--------------------------------------------------------------------------------
Other expenses                                        0.08%/2, 3/
--------------------------------------------------------------------------------
Total Fund operating expenses                         0.55%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.55%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------
                    1 year       3 years      5 years        10 years
-------------------------------------------------------------------------
Trust Shares        $ 56         $ 176         $ 307          $ 689
-------------------------------------------------------------------------

Galaxy Massachusetts Municipal Money Market Fund

The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Prior to March 1, 2004, the Fund had not offered Trust Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and Trust Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------
 1995    1996     1997    1998    1999     2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
 3.23%   2.78%    2.96%   2.79%   2.56%    3.42%   2.18%   0.95%   0.49%   0.64%
--------------------------------------------------------------------------------


Best quarter:           0.91% for the quarter ended December 31, 2000
Worst quarter:          0.08% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005: 0.80%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



--------------------------------------------------------------------
                        1 year         5 years        10 years
--------------------------------------------------------------------
Retail A Shares          0.64%          1.53%           2.19%
--------------------------------------------------------------------



To obtain the Fund's current 7 - day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                                         0.47%/1, 2/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                None
--------------------------------------------------------------------------------
Other expenses                                          0.06%/2, 3/
--------------------------------------------------------------------------------
Total Fund operating expenses                           0.53%/2/
--------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements            0.01%/2/
--------------------------------------------------------------------------------
Net Fund operating expenses                             0.52%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.52%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------
                    1 year       3 years      5 years        10 years
-------------------------------------------------------------------------
Trust Shares         $ 53         $ 167        $ 291          $  653
-------------------------------------------------------------------------

Galaxy New York Municipal Money Market Fund


The Fund's investment objective

The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income taxes, consistent with relative stability of principal and liquidity.

The Fund's main investment strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New
York) and that pay interest that is exempt from federal regular income tax and New York State and New York City personal income taxes. Under normal circumstances, the Fund will invest no more than 20% of its net assets in securities that are taxable for federal regular income tax or New York State and New York City personal income tax purposes, such as U.S. Government obligations, money market instruments and repurchase agreements.


Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Lack of diversification - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
..       Single state risk - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City have at times faced serious economic problems that have adversely affected
        New York municipal issuers. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund's performance. As a result, the Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund's income that is subject to New York taxes could increase. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed


The bar chart and table show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Prior to March 1, 2004, the Fund had not offered Trust Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares and Trust Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The fund began operations on September 16, 2003.

Year-by-year total returns calendar years

The bar chart shows the performance of Retail A Shares of the Fund during the last calendar year.

[bar chart goes here]



------------
   2004
------------
   0.78%
------------



Best quarter:           0.30% for the quarter ended December 31, 2004
Worst quarter:          0.13% for the quarter ended March 31, 2004

Year-to-date total return for the six months ended June 30, 2005:  0.87%

Average annual total returns

The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



---------------------------------------------------------------------
                              1 year            Since Inception
---------------------------------------------------------------------
Retail A Shares                0.78%            0.74% (9/16/03)
---------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                                       0.47%/1, 2/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                               None
--------------------------------------------------------------------------------
Other expenses                                        0.25%/2, 3/
--------------------------------------------------------------------------------
Total Fund operating expenses                          0.72%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser is waiving a portion of the management fees and/or reimbursing a portion of Other expenses so that Total Fund operating expenses are expected to be 0.35%. These waivers or reimbursements may be revised or discontinued at anytime.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------
                    1 year       3 years      5 years        10 years
-------------------------------------------------------------------------
Trust Shares         $ 74         $ 230        $ 401           $ 894
-------------------------------------------------------------------------

Additional information about Fund investments and risk


The main investment strategies for each of the Galaxy Municipal Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.


Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Repurchase agreements

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

Temporary defensive positions

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

Other types of investments

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.


Disclosure of portfolio holdings

A description of Galaxy's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser serves as the Funds' adviser, administrator and pricing and bookkeeping agent. Columbia Funds Distributor, Inc. ("CFDI"), an affiliate of the Adviser, serves as the Funds' distributor. Columbia Fund's Services, Inc. ("CFSI"), also an affiliate of the Adviser, serves as the Funds transfer agent. The Adviser and CFDI are indirect wholly-owned subsidiaries of Bank of America Corporation.


Management fees


The management fees paid to the Adviser by the Funds during the fiscal year ended May 31, 2005 are set forth below.



--------------------------------------------------------------------------------
                                                Management fee as a % of average
                 Fund                                     net assets
--------------------------------------------------------------------------------
Connecticut Municipal Money Market Fund                       0.40%
--------------------------------------------------------------------------------
Massachusetts Municipal Money Market Fund                     0.40%
--------------------------------------------------------------------------------
New York Municipal Money Market Fund                          0.05%
--------------------------------------------------------------------------------



Arrangements with certain financial institutions

The Adviser, CFDI and/or their affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions ("Financial Institutions") from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Adviser or its affiliates. These payments are made out of the Adviser's, CFDI's and/or their affiliates' own assets and are not an additional charge to the Funds. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest. The SAI contains additional information about payments to Financial Institutions.

Legal Proceedings

On February 9, 2005, the Adviser and CFDI (collectively, "Columbia") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission ("SEC") (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle, which Columbia entered into with the SEC and NYAG in March 2004 to resolve the investigations brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds and other funds in the Columbia family of funds (collectively, the "Columbia Funds") have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

Pursuant to the procedures set forth in the SEC Order, the $140 million settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Columbia Funds' independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filed on February 10, 2005.

How to invest in the Funds

Buying and selling shares

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.


You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and your financial institution are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-800-345-6611.

If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day). The price at which you sell shares is the NAV per share next determined after receipt of your order.

NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer and purchases and redemptions by check on a given business day are treated as received after 11:00 a.m. but before 4:00 p.m. on that business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

You can buy Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The financial institution holds the shares in your name and receives all confirmations of purchases and sales.

Galaxy does not have minimum investment requirements for initial or additional investments in Trust Shares, but financial institutions may. They may also require you to maintain a minimum account balance.


The USA Patriot Act may require Galaxy to obtain certain personal information from you which Galaxy will use to verify your identity. If you do not provide the information, Galaxy may not be able to open your account. If Galaxy is unable to verify your customer information, Galaxy reserves the right to close your account or take such other steps as it deems reasonable.


How to sell shares

You can sell Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution may charge a fee. Contact your financial institution for more information.

Other transaction policies

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.


Sales proceeds are normally wired to your financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.


Frequent purchases and redemptions of shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

Dividends, distributions and taxes


Dividends and capital gains distributions


Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income.


You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Connecticut Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates (CSIT). However, dividends, if any, derived from interest on securities other than Connecticut municipal securities, or from capital gains, will be subject to the CSIT, except that dividends derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the CSIT if paid on Fund shares held as capital assets.

Massachusetts Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from capital gains other than gains realized from the sale of certain municipal securities of Massachusetts issuers, will be subject to Massachusetts personal income tax.

New York Municipal Money Market Fund

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New York State and New York City personal income taxes. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from capital gains, will be subject to New York State and New York City personal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

Other state and local tax matters

Generally, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The following financial highlights tables will help you understand the financial performance for Trust Shares of the Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund for the fiscal year ended May 31, 2005 and the period from March 1, 2004 (when each Fund began offering Trust Shares) through May 31, 2004. Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information in the tables has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated May 31, 2005 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

                 Galaxy Connecticut Municipal Money Market Fund
                 (For a share outstanding throughout the period)


                                                        Year         Period
                                                       ended         ended
                                                       May 31,       May 31,
                                                        2005         2004/1/
                                                     -----------   ----------
                    Trust Shares

 Net asset value, beginning of period..............  $      1.00   $     1.00
 Income from investment operations:
   Net investment income...........................        0.011        0.001
 Less distributions:
   Distributions from net investment income .......       (0.011)      (0.001)
 Net increase (decrease) in net asset
   value...........................................           --           --
 Net asset value, end of period....................  $      1.00   $     1.00
                                                     ===========   ==========
 Total return/2/...................................         1.13%        0.13%**
 Ratios/supplemental data:
   Net assets, end of period (in 000s).............  $    94,459   $       10
 Ratios to average net assets:
   Net investment income including
      reimbursements/waiver........................         1.05%        0.48%*
   Operating expenses including
      reimbursements/waiver........................         0.55%        0.53%*
   Operating expenses excluding
      reimbursements/waiver........................         0.55%        1.23%*


----------
*    Annualized.

**   Not Annualized.

/1/  The Fund began offering Trust Shares on March 1, 2004.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                Galaxy Massachusetts Municipal Money Market Fund
                 (For a share outstanding throughout the period)


                                                           Year      Period
                                                          ended      ended
                                                          May 31     May 31
                                                           2005     2004/1/
                                                         ---------  --------
                            Trust Shares

Net asset value, beginning of period.................... $    1.00  $   1.00
Income from investment operations:
  Net investment income.................................     0.012     0.001
Less distributions:
  Distributions from net investment income..............    (0.012)   (0.001)
Net increase (decrease) in net asset value..............        --        --
Net asset value, end of period.......................... $    1.00  $   1.00
                                                         =========  ========
Total return/2/.........................................      1.19%     0.14%**
Ratios/supplemental data:
  Net assets, end of period (in 000s)................... $ 126,602  $    912
Ratios to average net assets:
  Net investment income including reimbursements/waiver.      1.12%     0.50%*
  Operating expenses including reimbursements/waiver....      0.52%     0.51%*
  Operating expenses excluding reimbursements/waiver....      0.53%     0.52%*


----------
*    Annualized.

**   Not Annualized.

/1/  The Fund began offering Trust Shares on March 1, 2004.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                   Galaxy New York Municipal Money Market Fund
                 (For a share outstanding throughout the period)


                                                            Year     Period
                                                            Ended    Ended
                                                           May 31,  May 31,
                                                            2005    2004/1/
                                                          --------  --------
                       Trust Shares

Net asset value, beginning of period......................$   1.00  $   1.00
Income from investment operations:
    Net investment income.................................   0.014     0.002
Less distributions:
    Distributions from net investment income..............  (0.014)   (0.002)
Net increase (decrease) in net asset value................      --        --
Net asset value, end of period............................$   1.00  $   1.00
                                                          ========  ========
Total return/2/...........................................    1.36%     0.17%**
Ratios/supplemental data:
    Net assets, end of period (in 000s)...................$ 21,146  $  4,799
Ratios to average net assets:
    Net investment income including reimbursements/waiver     1.31%     0.68%*
    Operating expenses including reimbursements/waiver        0.35%     0.34%*
    Operating expenses excluding reimbursements/waiver        0.72%     0.77%*


----------
*    Annualized.

**   Not Annualized.

/1/  The Fund began offering Trust Shares on March 1, 2004.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Supplemental hypothetical investment and expense information

        The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund operating expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Connecticut Municipal Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.55%                        $ 10,000                       5%



             Cumulative Return    Hypothetical Year-End                             Hypothetical Year-      Annual
              Before Fees and         Balance Before         Cumulative Return      End Balance After      Fees and
     Year        Expenses           Fees and Expenses     After Fees and Expenses   Fees and Expenses      Expenses
   --------- -----------------    ---------------------   -----------------------   ------------------   -----------
        1           5.00%              $ 10,500.00                  4.45%               $ 10,445.00        $  56.22
        2          10.25%              $ 11,025.00                  9.10%               $ 10,909.80        $  58.73
        3          15.76%              $ 11,576.25                 13.95%               $ 11,395.29        $  61.34
        4          21.55%              $ 12,155.06                 19.02%               $ 11,902.38        $  64.07
        5          27.63%              $ 12,762.82                 24.32%               $ 12,432.03        $  66.92
        6          34.01%              $ 13,400.96                 29.85%               $ 12,985.26        $  69.90
        7          40.71%              $ 14,071.00                 35.63%               $ 13,563.10        $  73.01
        8          47.75%              $ 14,774.55                 41.67%               $ 14,166.66        $  76.26
        9          55.13%              $ 15,513.28                 47.97%               $ 14,797.08        $  79.65
       10          62.89%              $ 16,288.95                 54.56%               $ 15,455.55        $  83.19

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,455.55
Total Annual Fees and Expenses                                                                             $ 689.28

Galaxy Massachusetts Municipal Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                 Amount              Assumed Rate of Return
        0.60%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and        Balance Before         Cumulative Return      End Balance After      Fees and
     Year         Expenses          Fees and Expenses     After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------   ---------------------   -----------------------   ------------------    ----------
        1           5.00%              $ 10,500.00                  4.40%               $ 10,440.00        $  61.32
        2          10.25%              $ 11,025.00                  8.99%               $ 10,899.36        $  64.02
        3          15.76%              $ 11,576.25                 13.79%               $ 11,378.93        $  66.83
        4          21.55%              $ 12,155.06                 18.80%               $ 11,879.60        $  69.78
        5          27.63%              $ 12,762.82                 24.02%               $ 12,402.31        $  72.85
        6          34.01%              $ 13,400.96                 29.48%               $ 12,948.01        $  76.05
        7          40.71%              $ 14,071.00                 35.18%               $ 13,517.72        $  79.40
        8          47.75%              $ 14,774.55                 41.13%               $ 14,112.50        $  82.89
        9          55.13%              $ 15,513.28                 47.33%               $ 14,733.45        $  86.54
       10          62.89%              $ 16,288.95                 53.82%               $ 15,381.72        $  90.35

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,381.72
Total Annual Fees and Expenses                                                                             $ 750.02



Galaxy New York Municipal Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                 Amount              Assumed Rate of Return
        0.72%                       $ 10,000                        5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and        Balance Before         Cumulative Return      End Balance After      Fees and
      Year        Expenses          Fees and Expenses     After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------   ---------------------   -----------------------   ------------------    ----------
        1           5.00%              $ 10,500.00                  4.28%               $ 10,428.00        $  73.54
        2          10.25%              $ 11,025.00                  8.74%               $ 10,874.32        $  76.69
        3          15.76%              $ 11,576.25                 13.40%               $ 11,339.74        $  79.97
        4          21.55%              $ 12,155.06                 18.25%               $ 11,825.08        $  83.39
        5          27.63%              $ 12,762.82                 23.31%               $ 12,331.19        $  86.96
        6          34.01%              $ 13,400.96                 28.59%               $ 12,858.97        $  90.68
        7          40.71%              $ 14,071.00                 34.09%               $ 13,409.33        $  94.57
        8          47.75%              $ 14,774.55                 39.83%               $ 13,983.25        $  98.61
        9          55.13%              $ 15,513.28                 45.82%               $ 14,581.74        $ 102.83
       10          62.89%              $ 16,288.95                 52.06%               $ 15,205.83        $ 107.24

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,205.83
Total Annual Fees and Expenses                                                                             $ 894.49

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about the Funds and a discussion about the market conditions and investment strategies that had a significant effect on their performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-800-345-6611 or by writing to:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


If you buy your shares through a financial institution, you may contact your institution for more information.


The annual report, semi-annual report and SAI are not available through the internet because Galaxy does not accept purchases or exchanges through a web site.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROTRSSMM 47236 (09/30/05) PKG 50

[Front cover page]
Galaxy Money Market Funds
The Galaxy Fund

Prospectus

September 30, 2005


Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy U.S. Treasury Money Market Fund
Galaxy Tax-Exempt Money Market Fund

Trust Shares

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents

Risk/return summary...........................................................1

Introduction..................................................................1

        Galaxy Money Market Fund..............................................2

        Galaxy Government Money Market Fund...................................6

        Galaxy U.S. Treasury Money Market Fund................................9

        Galaxy Tax-Exempt Money Market Fund..................................12

Additional information about Fund investments and risk.......................16

Disclosure of portfolio holdings.............................................17

Investor guidelines..........................................................18

Fund management..............................................................19

How to invest in the Funds...................................................22

        Buying and selling shares............................................22

        How to buy shares....................................................23

        How to sell shares...................................................23

Other transaction policies...................................................23

Frequent purchases and redemptions of shares.................................24

Dividends, distributions and taxes...........................................25

Financial highlights.........................................................27

Supplemental hypothetical investment and expense information.................32

Risk/return summary

Introduction

This prospectus describes the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each of these Galaxy Money Market Funds, including:

..       the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..       the main risks associated with an investment in the Fund
..       the Fund's past performance measured on both a year-by-year and long-term basis
..       the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 18, you'll find a table which sets forth general guidelines to help you decide which of these Galaxy Money Market Funds is best suited to you.

The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..       Foreign investments - Foreign investments may be riskier than U.S.
        investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------------------------------------------------
    1995         1996         1997        1998         1999        2000        2001         2002        2003         2004
--------------------------------------------------------------------------------------------------------------------------
    5.50%        4.94%        5.19%       5.14%        4.80%       6.12%       3.86%        1.40%       0.77%        1.00%
--------------------------------------------------------------------------------------------------------------------------


Best quarter:           1.57% for the quarter ended December 31, 2000
Worst quarter:          0.16% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005: 1.15%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



-----------------------------------------------------------------------------
                       1 year               5 years                  10 years
-----------------------------------------------------------------------------
Trust Shares            1.00%                2.61%                    3.86%
-----------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-----------------------------------------------------------------------------
Management fees                                                   0.47%/1, 2/
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                           None
-----------------------------------------------------------------------------
Other expenses                                                    0.14%/2, 3/
-----------------------------------------------------------------------------
Total Fund operating expenses                                     0.51%/2/
-----------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements                      0.03%/2/
-----------------------------------------------------------------------------
Net Fund operating expenses                                       0.48%/2/
-----------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.48%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------------------
                     1 year         3 years      5 years        10 years
------------------------------------------------------------------------
Trust  Shares         $ 49           $ 154        $ 269          $ 604
------------------------------------------------------------------------

Galaxy Government Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

..       Foreign investments - Foreign investments may be riskier than U.S.
        investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[bar chart goes here]


------------------------------------------------------------------------------------------------------------------------
    1995          1996        1997        1998        1999         2000        2001        2002        2003        2004
------------------------------------------------------------------------------------------------------------------------
    5.47%        4.89%       5.10%       5.06%        4.66%       5.95%       3.76%       1.30%       0.67%        0.89%
------------------------------------------------------------------------------------------------------------------------



Best quarter:           1.53% for the quarter ended December 31, 2000
Worst quarter:          0.14% for the quarter ended June 30, 2004

Year-to-date total return for the six months ended June 30, 2005: 1.10%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



----------------------------------------------------------
                     1 year         5 years      10 years
----------------------------------------------------------
Trust Shares         0.89%          2.49%        3.76%
----------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-----------------------------------------------------------------------------
Management fees                                                   0.47%/1, 2/
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                           None
-----------------------------------------------------------------------------
Other expenses                                                    0.07%/2, 3/
-----------------------------------------------------------------------------
Total Fund operating expenses                                     0.54%/2/
-----------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements                      0.01%/2/
-----------------------------------------------------------------------------
Net Fund operating expenses                                       0.53%/2/
-----------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.53%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------------------
                     1 year         3 years      5 years        10 years
------------------------------------------------------------------------
Trust Shares          $ 54           $ 170        $ 296          $ 665
------------------------------------------------------------------------

Galaxy U.S. Treasury Money Market Fund

The Fund's investment objective

The Fund seeks current income with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in obligations issued by the U.S. Treasury and by certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. The Fund also invests in securities that may be guaranteed by the U.S. Treasury or by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although U.S. Government securities, particularly U.S.
        Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[bar chart goes here]


-------------------------------------------------------------------------------------------------------------------
   1995         1996       1997        1998        1999        2000        2001        2002        2003       2004
-------------------------------------------------------------------------------------------------------------------
   5.23%        4.76%      4.88%       4.80%       4.37%       5.63%       3.61%       1.27%       0.62%      0.79%
-------------------------------------------------------------------------------------------------------------------



Best quarter:           1.48% for the quarter ended December 31, 2000
Worst quarter:          0.12% for the quarter ended June 30, 2004

Year-to-date total return for the six months ended June 30, 2005: 1.06%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.




---------------------------------------------------------
                     1 year         5 years      10 years
---------------------------------------------------------
Trust Shares          0.79%          2.37%        3.58%
---------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-----------------------------------------------------------------------------
Management fees                                                   0.47%/1, 2/
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                           None
-----------------------------------------------------------------------------
Other expenses                                                    0.05%/2, 3/
-----------------------------------------------------------------------------
Total Fund operating expenses                                     0.52%/2/
-----------------------------------------------------------------------------
Less:  Fee waivers and expense reimbursements                     0.02%/2/
-----------------------------------------------------------------------------
Net Fund operating expenses                                       0.50%/2/
-----------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.50%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------------------
                     1 year         3 years      5 years        10 years
------------------------------------------------------------------------
Trust Shares          $ 51           $ 160        $ 280          $ 628
------------------------------------------------------------------------

Galaxy Tax-Exempt Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:
..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[bar chart goes here]


-------------------------------------------------------------------------------------------------------------------
   1995         1996       1997        1998        1999        2000        2001        2002        2003       2004
-------------------------------------------------------------------------------------------------------------------
   3.34%        2.92%      3.14%       2.95%       2.73%       3.58%       2.36%       1.09%       0.66%      0.79%
-------------------------------------------------------------------------------------------------------------------


Best quarter:           0.95% for the quarter ended December 31, 2000
Worst quarter:          0.12% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005: 0.86%

Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



---------------------------------------------------------
                     1 year         5 years      10 years
---------------------------------------------------------
Trust Shares         0.79%          1.69%        2.35%
---------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Trust Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-----------------------------------------------------------------------------
Management fees                                                   0.47%/1, 2/
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                          None
-----------------------------------------------------------------------------
Other expenses                                                    0.03%/2, 3/
-----------------------------------------------------------------------------
Total Fund operating expenses                                     0.50%/2/
-----------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements                      0.02%/2/
-----------------------------------------------------------------------------
Net Fund operating expenses                                       0.48%/2/
-----------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.48%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------------------
                     1 year         3 years      5 years        10 years
------------------------------------------------------------------------
Trust Shares          $ 49           $ 154        $ 269          $ 604
------------------------------------------------------------------------

Additional information about Fund investments and risk

The main investment strategies for each of these Galaxy Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.

Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Repurchase agreements

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

Temporary defensive positions

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

Other types of investments

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Disclosure of portfolio holdings

A description of Galaxy's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of these Galaxy Money Market Funds. It's meant as a general guide only. Tax-exempt funds are generally not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds. Consult your financial institution or plan administrator for help in deciding which Fund is right for you.

--------------------------------------------------------------------------------
Galaxy Fund                                 May be best suited for...
--------------------------------------------------------------------------------
Galaxy Money Market Fund                    investors who want
                                            a flexible and convenient way to
                                            manage cash while earning money
                                            market returns
--------------------------------------------------------------------------------
Galaxy Government Money Market Fund         investors who want a way to earn
                                            money market returns with the extra
                                            margin of safety associated with
                                            U.S. Government obligations
--------------------------------------------------------------------------------
Galaxy U.S. Treasury Money Market Fund      investors who want a way to earn
                                            money market returns from U.S.
                                            Treasury obligations that are
                                            generally free from state income tax
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Money Market Fund         investors who want a way to earn
                                            money market returns that are
                                            free from federal income tax
--------------------------------------------------------------------------------

Tax-equivalent yield

One way to understand the tax advantages of a tax-exempt fund, such as the Galaxy Tax-Exempt Money Market Fund, is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia"), was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser serves as the Funds' adviser, administrator and pricing and bookkeeping agent. Columbia Funds Distributor, Inc. ("CFDI"), an affiliate of the Adviser, serves as the Funds' distributor. Columbia Funds Services, Inc. ("CFSI"), also an affiliate of the Adviser, serves as the Fund's transfer agent. The Adviser and CFDI are indirect wholly-owned subsidiaries of Bank of America Corporation.


Management fees


The management fees paid to the Adviser by the Funds during the fiscal year ended May 31, 2005 are set forth below.



--------------------------------------------------------------------------------
            Fund                     Management fee as a % of average net assets
--------------------------------------------------------------------------------
Money Market Fund                                    0.37%
--------------------------------------------------------------------------------
Government Money Market Fund                         0.40%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      0.40%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                         0.38%
--------------------------------------------------------------------------------


Sub-account services

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds (other than the Tax-Exempt Money Market Fund) held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

Arrangements with certain financial institutions

The Adviser, CFDI and/or their affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions ("Financial Institutions") from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Adviser or its affiliates. These payments are made out of the Adviser's, CFDI's and/or their affiliates' own assets and are not an additional charge to the Funds. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest. The SAI contains additional information about payments to Financial Institutions.

Legal Proceedings

On February 9, 2005, the Adviser and CFDI (collectively, "Columbia") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission ("SEC") (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle, which Columbia entered into with the SEC and NYAG in March 2004 to resolve the investigations brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds and other funds in the Columbia family of funds (collectively, the "Columbia Funds") have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

Pursuant to the procedures set forth in the SEC Order, the $140 million settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Columbia Funds' independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filed on February 10, 2005.

How to invest in the Funds

Buying and selling shares

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

Trust Shares of the Funds are available for purchase by the following types of investors:

..       Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation
..       Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.


You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and your financial institution or employer-sponsored plan are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-800-345-6611.

If your order to buy shares is received and accepted by Galaxy's transfer agent on a business day by 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or by 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent on a business day after 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or after 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund but in each case before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day). The price at which you sell shares is the NAV per share next determined after receipt of your order.


NAV per share is determined on each day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or as of 2:00 p.m. (Eastern time) for the

Money Market Fund and Government Money Market Fund and at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time) for each Fund. Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after the applicable 11:00 a.m. or 2:00 p.m. time limits referenced above but before 4:00 p.m. on that business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

Galaxy does not have minimum investment requirements for initial or additional investments in Trust Shares, but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


The USA Patriot Act may require Galaxy to obtain certain personal information from you which Galaxy will use to verify your identity. If you do not provide the information, Galaxy may not be able to open your account. If Galaxy is unable to verify your customer information, Galaxy reserves the right to close your account or take such other steps as it deems reasonable.


How to sell shares

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may charge a fee. Contact your financial institution or plan administrator for more information.

Other transaction policies

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.


Sales proceeds are normally wired to your financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.


Frequent purchases and redemptions of shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

Dividends, distributions and taxes

Dividends and capital gains distributions

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income.


You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Money Market, Government Money Market and U.S. Treasury Money Market Funds

Distributions by these Funds will generally be taxable to you. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Tax-Exempt Money Market Fund

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

State and local taxes

Generally, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The following financial highlights tables will help you understand the financial performance for the Funds' Trust Shares for the fiscal years ended May 31, 2005 and May 31, 2004, the period from November 1, 2002 through May 31, 2003 and each of the fiscal years ended October 31, 2002, 2001 and 2000. Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended May 31, 2005 and May 31, 2004 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated May 31, 2005 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal period ended May 31, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 was audited by Galaxy's former independent registered public accounting firm.

                            Galaxy Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,     Period ended May 31,     Years Ended October 31,
                                           ----------------------- ------------------------- ------------------------
                                               2005       2004        2003/1/       2002         2001        2000
                                           ----------- ----------- ------------- ----------- ----------- ------------
                                                                         Trust Shares
                                           --------------------------------------------------------------------------
Net asset value, beginning of period.....  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
Income from investment operations:
 Net investment income...................       0.016       0.007       0.006         0.016       0.045        0.058
Less distributions:
 Distributions from net investment income      (0.016)     (0.007)     (0.006)       (0.016)     (0.045)      (0.058)
Net increase (decrease) in net asset
 value...................................          --           --         --            --          --          --

Net asset value, end of period...........  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
                                           =========== =========== ============= =========== =========== ============
Total return/2/..........................        1.64%       0.69%       0.55%**       1.58%       4.56%        5.95%
Ratios/supplemental data:
 Net assets, end of period (in 000s).....  $1,026,344  $1,082,742  $1,623,211    $2,038,906  $2,549,240  $ 1,999,243
Ratios to average net assets:
 Net investment income including
  reimbursements/waiver..................        1.57%       0.68%       0.97%*        1.57%       4.44%        5.82%
Operating expenses including
  reimbursements/waiver..................        0.48%       0.46%       0.47%*        0.47%       0.46%        0.46%
Operating expenses excluding
  reimbursements/waiver..................        0.51%       0.49%       0.52%*        0.51%       0.50%        0.51%


----------------
*    Annualized.
**   Not Annualized.
/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       Galaxy Government Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,     Period ended May 31,     Years Ended October 31,
                                           ----------------------- ------------------------- ------------------------
                                               2005       2004        2003/1/       2002         2001        2000
                                           ----------- ----------- ------------- ----------- ----------- ------------
                                                                         Trust Shares
                                           --------------------------------------------------------------------------
Net asset value, beginning of period.....  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
Income from investment operations:
 Net investment income...................       0.015       0.006       0.005         0.015       0.044        0.056
Less distributions:
 Distributions from net investment
  income ................................      (0.015)     (0.006)     (0.005)       (0.015)     (0.044)      (0.056)
Net increase (decrease) in net asset
 value ..................................          --          --          --            --          --           --

Net asset value, end of period...........  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
                                           ==========  ==========  ==========    ==========  ==========  ===========
Total return/2/..........................        1.53%       0.59%       0.48%**       1.47%       4.47%        5.78%
Ratios/supplemental data:
 Net assets, end of period (in 000s).....  $  248,003  $  249,977  $  328,834    $  480,171  $  578,193  $   528,502
Ratios to average net assets:
 Net investment income including
  reimbursements/waiver..................        1.39%       0.58%       0.84%*        1.47%       4.41%        5.61%
Operating expenses including
  reimbursements/waiver..................        0.53%       0.52%       0.53%*        0.52%       0.51%        0.51%
Operating expenses excluding
  reimbursements/waiver..................        0.54%       0.52%       0.53%*        0.53%       0.52%        0.52%


--------------------
*    Annualized.
**   Not Annualized.
/1/  For the period from November 1, 2002 through May 31, 2003.

/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                     Galaxy U.S. Treasury Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,     Period ended May 31,     Years Ended October 31,
                                           ----------------------- ------------------------- ------------------------
                                               2005       2004        2003/1/       2002         2001        2000
                                           ----------- ----------- ------------- ----------- ----------- ------------
                                                                         Trust Shares
                                           --------------------------------------------------------------------------
Net asset value, beginning of period.....  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
Income from investment operations:
 Net investment income...................       0.014       0.005       0.005         0.014       0.042        0.053
Less distributions:
 Distributions from net investment
  income ................................      (0.014)     (0.005)     (0.005)       (0.014)     (0.042)      (0.053)
Net increase (decrease) in net asset
 value ..................................          --          --          --            --          --           --

Net asset value, end of period...........  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
                                           =========== =========== ============= =========== =========== ============
Total return/2/..........................        1.45%       0.52%       0.47%**       1.42%       4.31%        5.42%
Ratios/supplemental data:
 Net assets, end of period (in 000s).....  $  257,556  $  272,708  $  534,888    $  768,725  $  885,644  $   510,815
Ratios to average net assets:
 Net investment income including
  reimbursements/waiver..................        1.29%       0.52%       0.82%*        1.42%       4.13%        5.33%
Operating expenses including
  reimbursements/waiver..................        0.50%       0.49%       0.48%*        0.48%       0.48%        0.49%
Operating expenses excluding
  reimbursements/waiver..................        0.52%       0.49%       0.48%*        0.48%       0.48%        0.49%


----------------
*    Annualized.
**   Not Annualized.
/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       Galaxy Tax-Exempt Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,     Period ended May 31,     Years ended October 31,
                                           ----------------------- ------------------------- ------------------------
                                               2005       2004        2003/1/       2002         2001        2000
                                           ----------- ----------- ------------- ----------- ----------- ------------
                                                                         Trust Shares
                                           --------------------------------------------------------------------------
Net asset value, beginning of period.....  $     1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00
Income from investment operations:
 Net investment income...................       0.012       0.006       0.005         0.011       0.027        0.034
Less distributions:
 Distributions from net investment
  income ................................      (0.012)     (0.006)     (0.005)       (0.011)     (0.027)      (0.034)

Net increase (decrease) in net asset
 value ..................................          --          --          --            --          --           --

Net asset value, end of period...........   $    1.00  $     1.00  $     1.00    $     1.00  $     1.00  $      1.00

Total return/2/..........................        1.25%       0.58%       0.49%**       1.15%       2.77%        3.46%
Ratios/supplemental data:
 Net assets, end of period (in 000s).....  $  865,088  $1,034,330  $1,168,448    $1,465,683  $1,487,635 $  1,276,445
Ratios to average net assets:
 Net investment income including
  reimbursements/waiver..................        1.21%       0.58%       0.84%*        1.14%       2.71%        3.52%
Operating expenses including
  reimbursements/waiver..................        0.48%       0.47%       0.46%*        0.46%       0.46%        0.49%
Operating expenses excluding
  reimbursements/waiver..................        0.50%       0.49%       0.49%*        0.49%       0.49%        0.51%


-----------------
*    Annualized.
**   Not Annualized.
/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Supplemental hypothetical investment and expense information

The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund operating expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.48%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before          Cumulative Return       End Balance After      Fees and
     Year         Expenses        Fees and Expenses       After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------  -----------------------  -----------------------  --------------------  ------------
        1           5.00%              $ 10,500.00                  4.52%               $ 10,452.00        $  49.08
        2          10.25%              $ 11,025.00                  9.24%               $ 10,924.43        $  51.30
        3          15.76%              $ 11,576.25                 14.18%               $ 11,418.21        $  53.62
        4          21.55%              $ 12,155.06                 19.34%               $ 11,934.32        $  56.05
        5          27.63%              $ 12,762.82                 24.74%               $ 12,473.75        $  58.58
        6          34.01%              $ 13,400.96                 30.38%               $ 13,037.56        $  61.23
        7          40.71%              $ 14,071.00                 36.27%               $ 13,626.86        $  63.99
        8          47.75%              $ 14,774.55                 42.43%               $ 14,242.79        $  66.89
        9          55.13%              $ 15,513.28                 48.87%               $ 14,886.57        $  69.91
       10          62.89%              $ 16,288.95                 55.59%               $ 15,559.44        $  73.07

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,559.44
Total Annual Fees and Expenses                                                                             $ 603.73

Galaxy Government Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.53%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
        1           5.00%              $ 10,500.00                  4.47%               $ 10,447.00        $  54.18
        2          10.25%              $ 11,025.00                  9.14%               $ 10,913.98        $  56.61
        3          15.76%              $ 11,576.25                 14.02%               $ 11,401.84        $  59.14
        4          21.55%              $ 12,155.06                 19.11%               $ 11,911.50        $  61.78
        5          27.63%              $ 12,762.82                 24.44%               $ 12,443.94        $  64.54
        6          34.01%              $ 13,400.96                 30.00%               $ 13,000.19        $  67.43
        7          40.71%              $ 14,071.00                 35.81%               $ 13,581.29        $  70.44
        8          47.75%              $ 14,774.55                 41.88%               $ 14,188.38        $  73.59
        9          55.13%              $ 15,513.28                 48.23%               $ 14,822.60        $  76.88
       10          62.89%              $ 16,288.95                 54.85%               $ 15,485.17        $  80.32

Total Gain Before Fees and Expenses    $ 6,288.95
Total Gain After Fees and Expenses                                                      $ 5,485.17
Total Annual Fees and Expenses                                                                             $ 664.90



Galaxy U.S. Treasury Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.50%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
        1           5.00%              $ 10,500.00                  4.50%               $ 10,450.00        $  51.13
        2          10.25%              $ 11,025.00                  9.20%               $ 10,920.25        $  53.43
        3          15.76%              $ 11,576.25                 14.12%               $ 11,411.66        $  55.83
        4          21.55%              $ 12,155.06                 19.25%               $ 11,925.19        $  58.34
        5          27.63%              $ 12,762.82                 24.62%               $ 12,461.82        $  60.97
        6          34.01%              $ 13,400.96                 30.23%               $ 13,022.60        $  63.71
        7          40.71%              $ 14,071.00                 36.09%               $ 13,608.62        $  66.58
        8          47.75%              $ 14,774.55                 42.21%               $ 14,221.01        $  69.57
        9          55.13%              $ 15,513.28                 48.61%               $ 14,860.95        $  72.70
       10          62.89%              $ 16,288.95                 55.30%               $ 15,529.69        $  75.98

Total Gain Before Fees and Expenses    $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,529.69
Total Annual Fees and Expenses                                                                             $ 628.23

Galaxy Tax-Exempt Money Market Fund

Trust Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.48%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and      Balance Before         Cumulative Return        End Balance After      Fees and
     Year         Expenses        Fees and Expenses      After Fees and Expenses    Fees and Expenses      Expenses
   ---------  -----------------  ----------------------- -----------------------   --------------------  ------------
        1           5.00%              $ 10,500.00                  4.52%               $ 10,452.00        $  49.08
        2          10.25%              $ 11,025.00                  9.24%               $ 10,924.43        $  51.30
        3          15.76%              $ 11,576.25                 14.18%               $ 11,418.21        $  53.62
        4          21.55%              $ 12,155.06                 19.34%               $ 11,934.32        $  56.05
        5          27.63%              $ 12,762.82                 24.74%               $ 12,473.75        $  58.58
        6          34.01%              $ 13,400.96                 30.38%               $ 13,037.56        $  61.23
        7          40.71%              $ 14,071.00                 36.27%               $ 13,626.86        $  63.99
        8          47.75%              $ 14,774.55                 42.43%               $ 14,242.79        $  66.89
        9          55.13%              $ 15,513.28                 48.87%               $ 14,886.57        $  69.91
       10          62.89%              $ 16,288.95                 55.59%               $ 15,559.44        $  73.07

Total Gain Before Fees and Expenses    $ 6,288.95
Total Gain After Fees and Expenses                                                      $  5,559.44
Total Annual Fees and Expenses                                                                             $ 603.73

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about the Funds and a discussion about the market conditions and investment strategies that had a significant effect on their performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-800-345-6611 or by writing to:

Columbia Funds Services
P.O. Box 8081
Boston, MA  02266-8081


If you buy your shares through a financial institution, you may contact your institution for more information.


The annual report, semi-annual report and SAI are not available through the internet because Galaxy does not accept purchases or exchanges through a web site.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROTRMM 15041 (09/30/05) PKG 50

[Front cover page]
Galaxy Money Market Funds
The Galaxy Fund

Prospectus


September 30, 2005


Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy U.S. Treasury Money Market Fund
Galaxy Tax-Exempt Money Market Fund

Retail A Shares

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents

Risk/return summary...........................................................1

Introduction..................................................................1

Galaxy Money Market Fund......................................................2

Galaxy Government Money Market Fund...........................................6

Galaxy U.S. Treasury Money Market Fund........................................9

Galaxy Tax-Exempt Money Market Fund..........................................12

Disclosure of portfolio holdings.............................................16

Investor guidelines..........................................................17

Fund management..............................................................18

How to invest in the Funds...................................................21

Buying, selling and exchanging shares........................................21

         How to buy shares...................................................22

         How to sell shares..................................................23

         How to exchange shares..............................................25

         Other transaction policies..........................................25

Shareholder service fees.....................................................26

Frequent purchases and redemptions of shares.................................26

Dividends, distributions and taxes...........................................27

Galaxy investor programs.....................................................29

How to reach Galaxy..........................................................31

Financial highlights.........................................................32

Supplemental hypothetical investment and expense information.................37

Risk/return summary

Introduction

This prospectus describes the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each of these Galaxy Money Market Funds including:

..       the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..       the main risks associated with an investment in the Fund
..       the Fund's past performance measured on both a year-by-year and long-term basis
..       the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?


Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 17, you'll find a table which sets forth general guidelines to help you decide which of these Galaxy Money Market Funds is best suited to you.


The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..       Foreign investments - Foreign investments may be riskier than U.S.
        investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------------------------------
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
5.29%   4.73%   4.99%   4.96%   4.63%   5.94%   3.70%   1.23%   0.56%   0.78%
--------------------------------------------------------------------------------


Best quarter:              1.53% for the quarter ended September 30, 2000
Worst quarter:             0.10% for the quarter ended September 30, 2003


Year-to-date total return for the six months ended June 30, 2005:  1.07%

Average annual total returns

The table shows the Fund's average annual total returns for the periods ended December 31, 2004.


  -----------------------------------------------------------------------------
                                1 year            5 years         10 years
  -----------------------------------------------------------------------------
     Retail A Shares             0.78%             2.42%            3.66%
  -----------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                                       0.47%/1, 2/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                               None
--------------------------------------------------------------------------------
Other expenses                                        0.23%/2, 3, 4/
--------------------------------------------------------------------------------
Total Fund operating expenses                         0.70%/2/
--------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements          0.06%/2/
--------------------------------------------------------------------------------
Net Fund operating expenses                           0.64%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.64%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year

..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


  ------------------------------------------------------------------------------
                        1 year       3 years        5 years         10 years
  ------------------------------------------------------------------------------
     Retail A Shares    $   65       $   205        $   357         $    798
  ------------------------------------------------------------------------------

Galaxy Government Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..       Foreign investments - Foreign investments may be riskier than U.S.
        investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
5.25%   4.67%   4.89%   4.85%   4.49%   5.78%   3.59%   1.14%   0.51%   0.74%
--------------------------------------------------------------------------------



Best quarter:         1.49% for the quarter ended December 31, 2000
Worst quarter:        0.11% for the quarter ended June 30, 2004

Year-to-date total return for the six months ended June 30, 2005:  1.01%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



  ------------------------------------------------------------------------------
                                1 year            5 years         10 years
  ------------------------------------------------------------------------------
     Retail A Shares              0.74%              2.33%            3.57%
  ------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                              0.47%/1, 2/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                      None
--------------------------------------------------------------------------------
Other expenses                               0.23%/2, 3, 4/
--------------------------------------------------------------------------------
Total Fund operating expenses                0.70%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.70%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.


/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.


/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


  ------------------------------------------------------------------------------
                          1 year        3 years      5 years      10 years
  ------------------------------------------------------------------------------
     Retail A Shares      $   72        $   224      $   390      $    871
  ------------------------------------------------------------------------------

Galaxy U.S. Treasury Money Market Fund

The Fund's investment objective

The Fund seeks current income with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in obligations issued by the U.S. Treasury and certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. The Fund also invests in securities that may be guaranteed by the U.S. Treasury or by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although U.S. Government securities, particularly U.S.
        Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..       U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
5.05%   4.59%   4.70%   4.63%   4.20%   5.47%   3.47%   1.13%   0.46%   0.63%
--------------------------------------------------------------------------------



Best quarter:         1.44% for the quarter ended December 31, 2000
Worst quarter:        0.08% for the quarter ended March 31, 2004

Year-to-date total return for the six months ended June 30, 2005:  0.99%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



  ------------------------------------------------------------------------------
                                1 year            5 years         10 years
  ------------------------------------------------------------------------------
     Retail A Shares              0.63%              2.21%            3.42%
  ------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------
Management fees                                           0.47%/1/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                   None
--------------------------------------------------------------------------------
Other expenses                                            0.22%/2, 3, 4/
--------------------------------------------------------------------------------
Total Fund operating expenses                             0.69%/2/
--------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements              0.04%/2/
--------------------------------------------------------------------------------
Net Fund operating expenses                               0.65%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.65%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                            1 year      3 years      5 years        10 years
--------------------------------------------------------------------------------
  Retail A Shares           $   66      $   208      $   362        $    810
--------------------------------------------------------------------------------

Galaxy Tax-Exempt Money Market Fund

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..       Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..       Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
..       Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..       Pass-through certificates risk - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

..       Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..       Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[bar chart goes here]


--------------------------------------------------------------------------------
 1995   1996    1997    1998    1999    2000    2001     2002   2003     2004
--------------------------------------------------------------------------------
 3.19%  2.78%   2.99%   2.81%   2.59%   3.45%   2.23%    0.97%  0.54%    0.66%
--------------------------------------------------------------------------------



Best quarter:                  0.95% for the quarter ended December 31, 2000
Worst quarter:                 0.12% for the quarter ended September 30, 2003

Year-to-date total return for the six months ended June 30, 2005:  0.79%


Average annual total returns


The table shows the Fund's average annual total returns for the periods ended December 31, 2004.



  -----------------------------------------------------------------------------
                                1 year            5 years         10 years
  -----------------------------------------------------------------------------
     Retail A Shares              0.66%              1.57%            2.22%
  -----------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-800-345-6611.


Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

--------------------------------------------------------------------------------
Management fees                                          0.47%/1, 2/
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                 None
--------------------------------------------------------------------------------
Other expenses                                           0.16%/2, 3, 4/
--------------------------------------------------------------------------------
Total Fund operating expenses                            0.63%/2/
--------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements             0.02%/2/
--------------------------------------------------------------------------------
Net Fund operating expenses                              0.61%/2/
--------------------------------------------------------------------------------



/1/ Management fees include 0.40% of advisory fees and 0.07% of administration fees.

/2/ The Adviser has agreed contractually to waive fees and reimburse expenses so that Total Fund operating expenses will not exceed 0.61%. The Adviser's agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of Galaxy's Board of Trustees.

/3/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

/4/ A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..       you invest $10,000 for the periods shown
..       you reinvest all dividends and distributions in the Fund
..       you sell all your shares at the end of the periods shown
..       your investment has a 5% return each year
..       the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

  ------------------------------------------------------------------------------
                        1 year       3 years        5 years         10 years
  ------------------------------------------------------------------------------
     Retail A Shares     $ 62         $ 195          $ 340           $ 762
  ------------------------------------------------------------------------------

Additional information about Fund investments and risk

The main investment strategies for each of these Galaxy Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.

Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Repurchase agreements

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

Temporary defensive positions

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

Other types of investments

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Disclosure of portfolio holdings

A description of Galaxy's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of these Galaxy Money Market Funds. It's meant as a general guide only. Tax-exempt funds are generally not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds. Consult your financial adviser for help in deciding which Fund is right for you.

--------------------------------------------------------------------------------
Galaxy Fund                             May be best suited for...
--------------------------------------------------------------------------------
Galaxy Money Market Fund                investors who want a flexible and
                                        convenient way to manage cash while
                                        earning money market returns
--------------------------------------------------------------------------------
Galaxy Government Money Market Fund     investors who want a way to earn money
                                        market returns with the extra margin of
                                        safety associated with U.S. Government
                                        obligations
--------------------------------------------------------------------------------
Galaxy U.S. Treasury Money Market Fund  investors who want a way to earn money market returns from U.S. Treasury
                                        obligations that are generally free from
                                        state income tax
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Money Market Fund     investors who want a way to earn money
                                        market returns that are free from
                                        federal income tax
--------------------------------------------------------------------------------

Tax-equivalent yield

One way to understand the tax advantages of a tax-exempt fund, such as the Galaxy Tax-Exempt Money Market Fund, is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

Fund management

Adviser

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia"), was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser serves as the Funds' adviser, administrator and pricing and bookkeeping agent. Columbia Funds Distributor, Inc. ("CFDI"), an affiliate of the Adviser, serves as the Funds' distributor. Columbia Funds Services, Inc. ("CFSI"), also an affiliate of the Adviser, serves as the Fund's transfer agent. The Adviser and CFDI are indirect wholly-owned subsidiaries of Bank of America Corporation.


Management fees


The management fees paid to the Adviser by the Funds during the fiscal year ended May 31, 2005 are set forth below.



--------------------------------------------------------------------------------
                                                     Management fee as a % of
                      Fund                              average net assets
--------------------------------------------------------------------------------
Money Market Fund                                             0.37%
--------------------------------------------------------------------------------
Government Money Market Fund                                  0.40%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                               0.40%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                  0.38%
--------------------------------------------------------------------------------

Arrangements with certain financial institutions

The Adviser, CFDI and/or their affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions ("Financial Institutions") from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Adviser or its affiliates. These payments are made out of the Adviser's, CFDI's and/or their affiliates' own assets and are not an additional charge to the Funds. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest. The SAI contains additional information about payments to Financial Institutions.

Legal Proceedings

On February 9, 2005, the Adviser and CFDI (collectively, "Columbia") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission ("SEC") (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle, which Columbia entered into with the SEC and NYAG in March 2004 to resolve the investigations brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds and other funds in the Columbia family of funds (collectively, the "Columbia Funds") have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The management fee reductions do not apply to the Funds.

Pursuant to the procedures set forth in the SEC Order, the $140 million settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Columbia Funds' independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filed on February 10, 2005.

How to invest in the Funds

Buying, selling and exchanging shares

The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Retail A Shares, minus the value of the Fund's liabilities attributable to Retail A Shares, divided by the number of Retail A Shares held by investors.


You can buy and sell Retail A Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-800-345-6611.

If your order to buy shares is received and accepted by Galaxy's transfer agent on a business day by 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or by 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent on a business day after 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or after 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund but in each case before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day). The price at which you sell shares is the NAV per share next determined after receipt of your order in proper form as described below.

NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or as of 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) for each Fund. Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after the applicable 11:00 a.m. or 2:00 p.m. time limits referenced above but before 4:00 p.m. on that business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's transfer agent and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. A financial adviser who places orders on your behalf may charge you a separate fee for its services. For details, please contact your financial adviser.


The minimum initial investment to open a Fund account is

$1,000 ($50 if you participate in the Automatic Investment Program) and the minimum subsequent investment in an existing account is $50. Your financial adviser may impose alternative minimum investment requirements. See Galaxy investor programs below for information on other minimums for initial and additional investments.


Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


The USA Patriot Act may require Galaxy to obtain certain personal information from you which Galaxy will use to verify your identity. If you do not provide the information, Galaxy may not be able to open your account. If Galaxy is unable to verify your customer information, Galaxy reserves the right to close your account or take such other steps as it deems reasonable.

You can also buy shares directly through Galaxy's transfer agent by calling 1-800-422-3737 or in any of the following ways:


Buying by mail
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:


Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


To make additional investments, send your check to the address above along with one of the following:

..       The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction

..       A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, we'll cancel your order.


Buying by electronic funds transfer

You may purchase shares of the Funds by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application.


Buying by wire


To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Bank of America as agent for Galaxy's transfer agent. Prior to initiating any wire purchase, you must call Galaxy's transfer agent at 1-800-422-3737 to obtain a control number, which must be included with your wire. You should wire money and registration instructions to:

                               Bank of America
                               100 Federal Street
                               Boston, MA 02110
                               ABA# 026009593
                               DDA# 98227776

[Account number]
[Account registration]

                               [Control number]

Before making an initial investment by wire, you must complete an account application and send it to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.


Your bank or other financial institution may charge you a fee for sending funds by wire.

How to sell shares

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's transfer agent by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's transfer agent in any of the following ways:

Selling by mail
Send your request in writing to:


Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


You must include the following:

..       The name of the Fund
..       The number of shares or the dollar amount you want to sell
..       Your account number
..       Your Social Security number or tax identification number
..       The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

Selling by phone


You can sell shares of the Funds by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

Selling by electronic funds transfer

You may sell shares of the Funds and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. For details, call 1-800-422-3737.


Selling by wire

Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a Medallion signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

Medallion signature guarantees
When selling your shares by mail or by phone, you must have your Medallion signature guaranteed if:


..       you're selling shares worth more than $100,000,
..       you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian, or


..       you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

How to exchange shares

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Money Market Fund.

To exchange shares:

..       ask your financial adviser


..       call Galaxy's transfer agent at 1-800-422-3737


..       send your request in writing to:


Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.


Other transaction policies

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its transfer agent may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.


Sales proceeds are normally sent to you within three business days but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

Shareholder service fees

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) to financial advisers (which may include affiliates of the Adviser) who provide certain services to their customers who own Retail A Shares of the Funds. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.


Frequent purchases and redemptions of shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

Dividends, distributions and taxes

Dividends and capital gains distributions

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income.


You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

You may elect to have your distributions directly deposited to your bank checking or savings account by electronic funds transfer. To establish this feature, please call Galaxy's transfer agent at 1-800-345-6611 or visit www.columbiafunds.com.


Money Market, Government Money Market and U.S. Treasury Money Market Funds

Distributions by these Funds will generally be taxable to you. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Tax-Exempt Money Market Fund

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

State and local taxes

Generally, you may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Galaxy investor programs


It's easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-800-345-6611.


Automatic investment program

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Coverdell Education Savings Accounts (Coverdell Accounts), in which case the minimum investment is $40 a month or $125 a quarter.

Coverdell Accounts

You can save for college by opening a Coverdell Account. The minimum for initial and additional investments in a Coverdell Account is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40. Coverdell Accounts are not available for the Tax-Exempt Money Market Fund.

Checkwriting


You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by calling Galaxy's transfer agent at 1-800-345-6611 to obtain a signature card (if you have previously elected this feature but haven't written a check in the past 18 months, please call the transfer agent to request a signature card). The check must be in an amount of at least $250 and no more than $100,000. You will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank for payment, a sufficient number of shares will be sold at the next determined NAV to cover the amount of the check. Please note that you can't write a check to close your account.


Systematic withdrawal plan


You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.


You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081


Please allow at least five days for the cancellation to be processed.

How to reach Galaxy

Through your financial adviser

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

Galaxy shareholder services


Call Galaxy's transfer agent at 1-800-345-6611 for automated account access 24 hours a day, 7 days a week. Shareholder Service Representatives are available to assist you Monday through Friday, from 8:00 a.m. to 8:00 p.m. Eastern Time.

Financial highlights


The following financial highlights tables will help you understand the financial performance for the Funds' Retail A Shares for the fiscal years ended May 31, 2005 and May 31, 2004, the period from November 1, 2002 through May 31, 2003 and each of the fiscal years ended October 31, 2002, 2001 and 2000. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended May 31, 2003 and May 31, 2004 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated May 31, 2005 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal period ended May 31, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 was audited by Galaxy's former independent registered public accounting firm.

                            Galaxy Money Market Fund
                (For a share outstanding throughout each period)



                                             Years ended May 31,          Period ended May 31,           Years ended October 31,
                                        --------------------------    ----------------------------    ----------------------------
                                            2005           2004          2003/1/          2002            2001            2000
                                        -----------    -----------    -----------    -------------    ------------    ------------
                                                                                    Retail A Shares
                                         -----------------------------------------------------------------------------------------
Net asset value, beginning of period..  $      1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
Income from investment operations:
Net investment income................         0.014          0.005          0.005            0.014           0.043           0.056
Less distributions:
   Distributions from net investment
   income............................        (0.014)        (0.005)        (0.005)          (0.014)         (0.043)         (0.056)
Net increase (decrease) in net asset
   value.............................            --             --             --               --              --              --
Net asset value, end of period.......   $      1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
                                        ===========    ===========    ===========    =============    ============    ============
Total return/2/......................          1.45%         0.45%           0.45%**          1.41%           4.40%           5.77%
Ratios/supplemental data:
   Net assets, end of period (in 000s)  $   347,139    $   527,231    $   660,094    $   2,242,141    $  3,140,116    $  2,785,840
Ratios to average net assets:
   Net investment income including
   reimbursements/waiver.............          1.38%          0.45%          0.79%*           1.41%           4.28%           5.65%
   Operating expenses including
   reimbursements/waiver.............          0.67%          0.69%          0.65%*           0.63%           0.62%           0.63%
   Operating expenses excluding
   reimbursements/waiver.............          0.70%          0.76%          0.72%*           0.68%           0.66%           0.69%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       Galaxy Government Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,          Period ended May 31,           Years ended October 31,
                                         -------------------------    ----------------------------    ----------------------------
                                            2005           2004         2003/1/           2002            2001            2000
                                         ----------    -----------    -----------    -------------    ------------    ------------
                                                                                    Retail A Shares
                                         -----------------------------------------------------------------------------------------
Net asset value, beginning of period.... $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
Income from investment operations:
  Net investment income.................      0.014          0.004          0.004            0.013           0.042           0.055
Less distributions:
  Distributions from net investment
  income................................     (0.014)        (0.004)        (0.004)          (0.013)         (0.042)         (0.055)
Net increase (decrease) in net asset
  value.................................         --             --             --               --              --              --
Net asset value, end of period.......... $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
                                         ==========    ===========    ===========    =============    ============    ============
Total return/2/.........................       1.37%          0.44%          0.38%**          1.30%           4.30%           5.61%
Ratios/supplemental data:
  Net assets, end of period (in 000s)... $   21,444    $  342, 828    $   262,327    $     258,545    $    357,902    $    333,272
Ratios to average net assets:
  Net investment income including
  reimbursements/waiver.................       1.24%          0.44%          0.67%*           1.31%           4.25%           5.44%
  Operating expenses including
  reimbursements/waiver.................       0.68%          0.66%          0.70%*           0.68%           0.67%           0.68%
  Operating expenses excluding
  reimbursements/waiver.................       0.70%          0.66%          0.71%*           0.69%           0.68%           0.69%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                     Galaxy U.S. Treasury Money Market Fund
                (For a share outstanding throughout each period)


                                            Years ended May 31,          Period ended May 31,            Years ended October 31,
                                         -------------------------    ----------------------------    ----------------------------
                                            2005           2004         2003/1/          2002             2001            2000
                                         ----------    -----------    -----------    -------------    ------------    ------------
                                                                            Retail A Shares
                                         -----------------------------------------------------------------------------------------
Net asset value, beginning of period...  $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
Income from investment operations:
    Net investment income..............       0.013          0.004          0.004            0.013           0.041           0.051
Less distributions:
    Distributions from net investment
    income.............................      (0.013)        (0.004)        (0.004)          (0.013)         (0.041)         (0.051)
Net increase (decrease) in
    net asset value....................          --             --             --               --              --              --
Net asset value, end of period.........  $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
                                         ==========    ===========    ===========    =============    ============    ============
Total return/2/........................        1.14%          0.36%          0.38%**          1.27%           4.16%           5.26%
Ratios/supplemental data:
    Net assets, end of period (in 000s)  $  164,325    $   479,750    $   606,741    $     716,936    $    894,962    $    544,741
Ratios to average net assets:
    Net investment income including
    reimbursements/waiver..............        0.11%          0.36%          0.66%*           1.28%           3.99%           5.17%
    Operating expenses including
    reimbursements/waiver..............        0.65%          0.65%          0.64%*           0.62%           0.62%           0.65%
    Operating expenses excluding
    reimbursements/waiver..............        0.69%          0.65%          0.64%*           0.62%           0.62%           0.65%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       Galaxy Tax-Exempt Money Market Fund
                (For a share outstanding throughout each period)


                                             Years ended May 31,          Period ended May 31,           Years ended October 31,
                                         -------------------------    ----------------------------    ----------------------------
                                            2005           2004         2003/1/           2002            2001           2000
                                         ----------    -----------    -----------    -------------    ------------    ------------
                                                                              Retail A Shares
                                         -----------------------------------------------------------------------------------------
Net asset value, beginning of period.... $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
Income from investment operations:
     Net investment income..............      0.011          0.005          0.004            0.010           0.026           0.033
Less distributions:
     Distributions from net investment
     income.............................     (0.011)        (0.005)        (0.004)          (0.010)         (0.026)         (0.033)
Net increase (decrease) in
     net asset value....................         --             --             --               --              --              --
Net asset value, end of period.......... $     1.00    $      1.00    $      1.00    $        1.00    $       1.00    $       1.00
                                         ==========    ===========    ===========    =============    ============    ============
Total return/2/.........................       1.12%          0.46%          0.42%**          1.04%           2.63%           3.33%
Ratios/supplemental data:
     Net assets, end of period (in 000s) $   38,399    $  187, 712    $   241,420    $     269,141    $    289,155    $    215,914
Ratios to average net assets:
     Net investment income including
     reimbursements/waiver..............       1.08%          0.46%          0.72%*           1.03%           2.58%           3.39%
     Operating expenses including
     reimbursements/waiver..............       0.61%          0.59%          0.58%*           0.57%           0.59%           0.62%
     Operating expenses excluding
     reimbursements/waiver..............       0.63%          0.61%          0.61%*           0.60%           0.62%           0.64%


----------
*    Annualized.

**   Not Annualized.

/1/  For the period from November 1, 2002 through May 31, 2003.


/2/ Had the investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Supplemental hypothetical investment and expense information

        The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund operating expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Money Market Fund

Retail A Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
       0.64%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
              Before Fees and         Balance Before         Cumulative Return      End Balance After      Fees and
     Year       Expenses            Fees and Expenses     After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------  -----------------------  -----------------------  --------------------  ------------
      1           5.00%                 $ 10,500.00                4.36%                $ 10,436.00      $  65.40
      2          10.25%                 $ 11,025.00                8.91%                $ 10.891.01      $  68.25
      3          15.76%                 $ 11,576.25               13.66%                $ 11,365.86      $  71.22
      4          21.55%                 $ 12,155.06               18.61%                $ 11,861.41      $  74.33
      5          27.63%                 $ 12,762.82               23.79%                $ 12,378.57      $  77.57
      6          34.01%                 $ 13,400.96               29.18%                $ 12,918.27      $  80.95
      7          40.71%                 $ 14,071.00               34.82%                $ 13,481.51      $  84.48
      8          47.75%                 $ 14,774.55               40.69%                $ 14,069.30      $  88.16
      9          55.13%                 $ 15,513.28               46.83%                $ 14,682.72      $  92.01
     10          62.89%                 $ 16,288.95               53.23%                $ 15,322.89      $  96.02

Total Gain Before Fees and Expenses     $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,322.89
Total Annual Fees and Expenses                                                                           $ 798.38

Galaxy Government Money Market Fund

Retail A Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
        0.70%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and       Balance Before         Cumulative Return       End Balance After      Fees and
     Year          Expenses        Fees and Expenses      After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------  -----------------------  -----------------------  --------------------  ------------
      1           5.00%                 $ 10,500.00            4.30%                    $ 10,430.00      $  71.51
      2          10.25%                 $ 11,025.00            8.78%                    $ 10,878.49      $  74.58
      3          15.76%                 $ 11,576.25           13.46%                    $ 11,346.27      $  77.79
      4          21.55%                 $ 12,155.06           18.34%                    $ 11,834.15      $  81.13
      5          27.63%                 $ 12,762.82           23.43%                    $ 12,343.02      $  84.62
      6          34.01%                 $ 13,400.96           28.74%                    $ 12,873.77      $  88.26
      7          40.71%                 $ 14,071.00           34.27%                    $ 13,427.35      $  92.05
      8          47.75%                 $ 14,774.55           40.05%                    $ 14,004.72      $  96.01
      9          55.13%                 $ 15,513.28           46.07%                    $ 14,606.92      $ 100.14
     10          62.89%                 $ 16,288.95           52.35%                    $ 15,235.02      $ 104.45

Total Gain Before Fees and Expenses     $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,235.02
Total Annual Fees and Expenses                                                                           $ 870.54



Galaxy U.S. Treasury Money Market Fund

Retail A Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
        0.65%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and       Balance Before         Cumulative Return       End Balance After      Fees and
     Year          Expenses        Fees and Expenses      After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------  -----------------------  -----------------------  --------------------  ------------
      1           5.00%                 $ 10,500.00            4.35%                    $ 10,435.00      $   66.41
      2          10.25%                 $ 11,025.00            8.89%                    $ 10,888.92      $   69.30
      3          15.76%                 $ 11,576.25           13.63%                    $ 11,362.59      $   72.32
      4          21.55%                 $ 12,155.06           18.57%                    $ 11,856.86      $   75.46
      5          27.63%                 $ 12,762.82           23.73%                    $ 12,372.64      $   78.75
      6          34.01%                 $ 13,400.96           29.11%                    $ 12,910.85      $   82.17
      7          40.71%                 $ 14,071.00           34.72%                    $ 13,472.47      $   85.75
      8          47.75%                 $ 14,774.55           40.59%                    $ 14,058.52      $   89.48
      9          55.13%                 $ 15,513.28           46.70%                    $ 14,670.07      $   93.37
     10          62.89%                 $ 16,288.95           53.08%                    $ 15,308.21      $   97.43

Total Gain Before Fees and Expenses     $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,308.21
Total Annual Fees and Expenses                                                                           $  810.43

Galaxy Tax-Exempt Money Market Fund

Retail A Shares



                        Initial Hypothetical Investment
 Annual Expense Ratio                Amount               Assumed Rate of Return
        0.61%                        $ 10,000                       5%



              Cumulative Return   Hypothetical Year-End                             Hypothetical Year-      Annual
               Before Fees and       Balance Before         Cumulative Return       End Balance After      Fees and
     Year          Expenses        Fees and Expenses      After Fees and Expenses   Fees and Expenses      Expenses
   ---------  -----------------  -----------------------  -----------------------  --------------------  ------------
      1           5.00%                 $ 10,500.00            4.39%                    $ 10,439.00      $  62.34
      2          10.25%                 $ 11,025.00            8.97%                    $ 10,897.27      $  65.08
      3          15.76%                 $ 11,576.25           13.76%                    $ 11,375.66      $  67.93
      4          21.55%                 $ 12,155.06           18.75%                    $ 11,875.05      $  70.91
      5          27.63%                 $ 12,762.82           23.96%                    $ 12,396.37      $  74.03
      6          34.01%                 $ 13,400.96           29.41%                    $ 12,940.57      $  77.28
      7          40.71%                 $ 14,071.00           35.09%                    $ 13,508.66      $  80.67
      8          47.75%                 $ 14,774.55           41.02%                    $ 14,101.69      $  84.21
      9          55.13%                 $ 15,513.28           47.21%                    $ 14,720.75      $  87.91
     10          62.89%                 $ 16,288.95           53.67%                    $ 15,367.00      $  91.77

Total Gain Before Fees and Expenses     $  6,288.95
Total Gain After Fees and Expenses                                                      $  5,367.00
Total Annual Fees and Expenses                                                                           $ 762.13

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about the Funds and a discussion about the market conditions and investment strategies that had a significant effect on their performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-800-345-6611 or by writing to:

Columbia Funds Services, Inc.
P.O. Box 8081

Boston, MA 02266-8081


If you buy your shares through a financial adviser, you may contact your adviser for more information.


The annual report, semi-annual report and SAI are not available through the internet because Galaxy does not accept purchases or exchanges through a web site.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


PROGALMM (09/30/05)

The Galaxy Fund
Statement of Additional Information

September 30, 2005


Galaxy Money Market Fund                        Retail A Shares and Trust Shares
Galaxy Government Money Market Fund
Galaxy U.S. Treasury Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund


        This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses, as well as the Funds' Annual Report to Shareholders dated May 31, 2005 (the "Annual Report"), may be obtained, without charge, by writing:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

or by calling 1-800-345-6611

Current Prospectuses

..       Prospectus for Retail A Shares of the Money Market, Government Money
        Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds dated September 30, 2005

..       Prospectus for Retail A Shares of the Connecticut Municipal Money
        Market, Massachusetts Municipal Money Market and New York Municipal Money Market dated September 30, 2005

..       Prospectus for Trust Shares of the Money Market, Government Money
        Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds dated September 30, 2005

..       Prospectus for Trust Shares of the Connecticut Municipal Money Market,
        Massachusetts Municipal Money Market and New York Municipal Money Market dated September 30, 2005


        The audited financial statements included in the Annual Report and the related report of PricewaterhouseCoopers LLP, The Galaxy Fund's independent registered public accounting firm, contained in the Annual Report are incorporated herein by reference in the section "Financial Statements." No other portions of the Annual Report are incorporated by reference.

                                TABLE OF CONTENTS

                                                                           Page


GENERAL INFORMATION..........................................................1

DESCRIPTION OF GALAXY AND ITS SHARES.........................................1

INVESTMENT STRATEGIES, POLICIES AND RISKS....................................4

         Money Market Fund...................................................4

         Government Money Market Fund........................................4

         U.S. Treasury Money Market Fund.....................................5

         Tax-Exempt Money Market Fund........................................5

         Connecticut Municipal Money Market Fund.............................6

         Massachusetts Municipal Money Market Fund...........................6

         New York Municipal Money Market Fund................................6

         Other Investment Policies and Risk Considerations...................7

         Quality Requirements................................................7

         U.S. Government Obligations.........................................8

         Money Market Instruments............................................9

         Municipal Securities...............................................10

         Stand-By Commitments...............................................13

         Tender Option Bonds................................................13

         Variable and Floating Rate Instruments.............................14

         Repurchase and Reverse Repurchase Agreements.......................15

         When-Issued and Delayed Settlement Transactions....................16

         Securities Lending.................................................17

         Guaranteed Investment Contracts -- Money Market Fund...............17

         Asset-Backed Securities -- Money Market Fund.......................17

         Investment Company Securities......................................18

         Non-Diversification - Connecticut Municipal Money Market,
          Massachusetts Municipal Money Market and New York Municipal
          Money Market Funds................................................19

         Connecticut Investment Risks.......................................19

         Massachusetts Investment Risks.....................................25

         New York Investment Risks..........................................25

         Portfolio Securities Generally.....................................51

         Disclosure of Portfolio Information................................51

INVESTMENT LIMITATIONS......................................................52

NET ASSET VALUE.............................................................56

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................57

         Purchases of Retail A Shares.......................................58

         Purchases of Trust Shares..........................................58

         Other Purchase Information.........................................59

         Redemptions........................................................59

INVESTOR PROGRAMS...........................................................59

         Exchange Privilege - Retail A Shares...............................60

         Automatic Investment Program and Systematic Withdrawal
          Plan - Retail A Shares............................................60

         Checkwriting - Retail A Shares.....................................61

TAXES.......................................................................61

         State and Local....................................................63

         Miscellaneous......................................................65

TRUSTEES AND OFFICERS.......................................................65

         Standing Board Committees..........................................72

         Trustee Ownership of Fund Shares...................................73

         Board Compensation.................................................73

         Certain Interests of Independent Trustee...........................75

         Shareholder and Trustee Liability..................................76

INVESTMENT ADVISER..........................................................76

         Board Approval of Investment Advisory Agreement....................79

PROXY VOTING POLICIES AND PROCEDURES........................................80

ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT..........81

CUSTODIAN...................................................................85

TRANSFER AGENT..............................................................85

EXPENSES....................................................................86

PORTFOLIO TRANSACTIONS......................................................86

SHAREHOLDER SERVICES PLAN -- RETAIL A SHARES................................88

DISTRIBUTOR.................................................................90

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................90

COUNSEL.....................................................................90

PERFORMANCE AND YIELD INFORMATION...........................................91

         Performance Reporting..............................................92

MISCELLANEOUS...............................................................93

FINANCIAL STATEMENTS.......................................................101

APPENDIX A.................................................................A-1

APPENDIX B.................................................................B-1

                               GENERAL INFORMATION

        This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. No investment in the Funds should be made without reading a Prospectus.


        The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund commenced operations as separate portfolios (the "Predecessor Connecticut Municipal Money Market Fund" and "Predecessor Massachusetts Municipal Money Market Fund," respectively, and collectively, the "Predecessor Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Funds were reorganized as new portfolios of The Galaxy Fund ("Galaxy"). Prior to the reorganization, the Predecessor Funds offered and sold shares of beneficial interest that were similar to Galaxy's Retail A Shares.


        Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, Columbia Management Advisors, Inc., or any bank subsidiary of Bank of America Corporation. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                      DESCRIPTION OF GALAXY AND ITS SHARES


        Galaxy is an open-end management investment company currently offering shares of beneficial interest in ten investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund.

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Funds as follows: Class A Shares (Retail A Shares) and Class A -- Special Series 1 Shares (Trust Shares), representing interests in the Money Market Fund; Class B Shares (Retail A Shares) and Class B -- Special Series 1 Shares (Trust Shares), representing interests in the Government Money Market Fund; Class E Shares (Retail A Shares) and Class E -- Special Series 1 Shares (Trust Shares), representing interests in the Tax-Exempt Money Market Fund; Class F Shares (Retail A Shares) and Class F -- Special Series 1 Shares (Trust Shares), representing interests in the U.S. Treasury Money Market Fund; Class V Shares (Retail A Shares) and Class V -- Special Series 1 Shares (Trust Shares), representing interests in the Connecticut Municipal Money Market Fund; Class W Shares (Retail A Shares) and Class W -- Special Series 1 Shares (Trust Shares), representing interests in the Massachusetts Municipal Money Market Fund; Class EE -- Series 1 Shares (Retail A Shares) and Class EE -- Series 2 Shares (Trust Shares), representing interests in the New York Municipal Money Market Fund. The Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are classified as diversified investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). The Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds are classified as non-diversified investment companies under the 1940 Act.


        Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

        Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Retail A Shares and Trust Shares) bears pro rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows: (1) each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series; and (2) each series may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plan" below.

        In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of the Funds and any other investment portfolio now or hereafter offered by Galaxy, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

        Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of an independent registered public accounting firm, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

        Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

        Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

        Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the "1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

        Columbia Management Advisors, Inc. ("Columbia"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in its Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Money Market Fund," "Connecticut Municipal Money Market Fund," "Massachusetts Municipal Money Market Fund" and "New York Municipal Money Market Fund," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

Money Market Fund

        Money market instruments in which the Money Market Fund may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax. These debt obligations are commonly referred to as Municipal Securities. Municipal Securities may be advantageous for a taxable portfolio such as the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable portfolio such as the Fund that come from interest on Municipal Securities will be taxable to shareholders. The Fund may also invest in Municipal Securities the interest on which is subject to regular federal income tax.

        Instruments in which the Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

Government Money Market Fund

        The Government Money Market Fund invests primarily (under normal circumstances at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

        Instruments in which the Government Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

U.S. Treasury Money Market Fund

        Under normal circumstances, the U.S. Treasury Money Market Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

        Instruments in which the U.S. Treasury Money Market Fund invests may include, but are not limited to, securities issued by the U.S. Treasury and by certain U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks and Federal Farm Credit Banks. Shareholders residing in a particular state that has an income tax law should determine through consultation with their own tax advisers whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status and whether the Fund's capital gain and other income, if any, when so distributed will be subject to the state's income tax. See "Taxes."

        Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments. For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

Tax-Exempt Money Market Fund

        Municipal Securities in which the Tax-Exempt Money Market Fund invests present minimal credit risk and meet the rating criteria described under "Other Investment Policies and Risk Considerations - Quality Requirements" below.

        As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund's investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

        Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

        Investments in which the Tax-Exempt Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate securities).

Connecticut Municipal Money Market Fund

        The Connecticut Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, and obligations of territories and possessions of the United States and any political sub-division or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates ("Connecticut Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Connecticut Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates.

Massachusetts Municipal Money Market Fund

        The Massachusetts Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the Commonwealth of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts upon non-corporate taxpayers ("Massachusetts Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Massachusetts Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and Massachusetts personal income tax.

New York Municipal Money Market Fund

        The New York Municipal Money Market Fund attempts to achieve its objective by investing primarily in a portfolio of debt obligations issued by or on behalf of the State of New York, its political subdivisions, public instrumentalities, state or local authorities, and obligations of territories and possessions of the United States, including the District of Columbia, and any political subdivision or financial authority of any of these, the interest income from which is, in the opinion of counsel to the various issuers, exempt from regular federal income tax and New York State and New York City personal income taxes ("New York Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of New York Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in New York Municipal Securities.

Other Investment Policies and Risk Considerations

        Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

Quality Requirements


        The Funds will purchase only those instruments which meet the applicable quality requirements described below. The Funds will not purchase a security (other than a U.S. Government security) unless the security (or, in certain cases, the guarantee) or the issuer (or guarantee provider) with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest, short-term rating categories. See "Investment Limitations" below. See Appendix A to this Statement of Additional Information for a description of S&P's, Moody's and Fitch's rating categories.

        Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Columbia will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. For example, with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds, Columbia will generally treat Connecticut Municipal Securities, Massachusetts Municipal Securities or New York Municipal Securities, as the case may be, as eligible portfolio securities if the issuer has received long-term bond ratings within the three highest rating categories assigned by a Rating Agency with respect to other bond issues. Columbia also considers other relevant information in its evaluation of unrated short-term securities.


U.S. Government Obligations

        Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities and sponsored enterprises. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.


        U.S. Treasury securities are backed by the full faith and credit of the U.S. Government and differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of the FNMA and the FHLMC. Galaxy cannot predict what legislation, if any, may be proposed in the future in Congress regarding such sponsorship or which proposals, if any might be enacted.

        Securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

        The U.S. Treasury Money Market Fund will invest in those securities issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which, under current law, generally will not be subject to state income tax by reason of federal law.

Money Market Instruments

        Money market instruments include but are not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

        Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Money Market Fund may invest up to 30% of its total assets in time deposits. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations." For purposes of the Money Market Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

        Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

        Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Columbia believes that the credit risk with respect to the instrument is minimal.

        Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Columbia has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Money Market Fund and the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund (collectively, the "Tax-Exempt Money Market Funds") may also purchase Rule 144A securities. See "Investment Limitations" below.

Municipal Securities

        Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

        The two principal classifications of Municipal Securities that may be held by the Money Market Fund and the Tax-Exempt Money Market Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

        A Fund's portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

        Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Money Market Fund and Tax-Exempt Money Market Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which a Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

        Municipal Securities purchased by the Money Market Fund and Tax-Exempt Money Market Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

        There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's, S&P and Fitch, represent such Rating Agency's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

        The payment of principal and interest on most securities purchased by the Money Market Fund and Tax-Exempt Money Market Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

        Among other instruments, the Money Market Fund and Tax-Exempt Money Market Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses for the Funds including applicable maturity restrictions.

        Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

        From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Money Market Funds and the liquidity and value of their respective portfolios. In such an event, a Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

        Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. None of the Money Market Fund, Tax-Exempt Money Market Funds or

Columbia will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

        Munipreferred Securities. The Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds may purchase interests in Municipal Securities that are offered in the form of a security representing a diversified portfolio of investment grade bonds. These securities provide investors, such as the Funds, with liquidity and income exempt from federal regular income tax and some state income taxes.

Stand-By Commitments

        The Money Market Fund and each Tax-Exempt Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase from a Fund, at the Fund's option, specified Municipal Securities at a specified price. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Columbia believes to be of high quality.

        Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

        A Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Columbia will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

Tender Option Bonds

        The Money Market Fund and the Tax-Exempt Money Market Funds may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in a Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Columbia will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

Variable and Floating Rate Instruments

        Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.


        Each of the Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund may invest in variable rate demand notes in the form of synthetic securities. The Money Market Fund and Tax-Exempt Money Market Fund may invest up to 30% of their respective assets in such securities. The Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund may invest up to 50% of their assets in such securities. Synthetic securities structures involve trusts and partnerships that, in effect, convert long-term fixed income rate bonds into variable or floating rate demand securities. Typically, one or more long-term, high quality, fixed rate bonds of a single state or municipal issuer are deposited in a trust by the sponsor. Holders of interests in the trust receive interest at the current short-term market rate and the sponsor receives the difference between the current market interest rate and the long-term rate paid by the underlying securities. An affiliate of the sponsor or a third party, such as a bank, issues a conditional demand feature permitting holders to recover principal at par within a specified period.


        If a variable or floating rate instrument is not rated, Columbia must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

        In determining average weighted portfolio maturity an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund involved can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund involved, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

        Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

        Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Repurchase and Reverse Repurchase Agreements

        Each Fund, except the U.S. Treasury Money Market Fund, may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Columbia. No Fund will enter into repurchase agreements with Columbia or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on investments in illiquid securities described under "Investment Limitations" below.

        The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. Investments by a Tax-Exempt Money Market Fund in repurchase agreements will be, under normal market conditions, subject to a 20% overall limit on taxable obligations.

        The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or a sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

        The Money Market and Government Money Market Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

        Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

When-Issued and Delayed Settlement Transactions

        Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

        When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.

        When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

Securities Lending

        The Money Market and Government Money Market Funds may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Columbia to be of good standing and only when, in Columbia's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

        A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Money Market Fund in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Money Market Fund would be invested in high quality, short-term money market instruments.

Guaranteed Investment Contracts -- Money Market Fund

        The Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

Asset-Backed Securities -- Money Market Fund

        The Money Market Fund may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

        Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

        The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

        Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

        Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

Investment Company Securities

        Each Fund may invest in securities issued by other investment companies limited, with respect to the Tax-Exempt Money Market Fund, to open-end investment companies that invest in high quality, short-term Municipal Securities that meet the applicable quality requirements described above under "Quality Requirements" and that determine their net asset value per share based on the amortized cost or penny-rounding method. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, the Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund may invest exclusively in one other investment company managed similarly to the particular Fund.

        Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations.


        Non-Diversification - Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds

        The Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds are classified as non-diversified investment portfolios under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in one of these Funds, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of a Fund's taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. In addition, each Fund intends to comply with the requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. Accordingly, the Funds may invest more than 5% of their total assets in securities of a single issuer with respect to no more than 25% of their total assets, provided that each Fund will not invest more than 5% of its total assets in securities of a single issuer unless such securities are rated in the highest short-term rating category by the requisite Rating Agencies or, if unrated, are determined to be of comparable quality.


Connecticut Investment Risks

        The following information is a brief summary of factors affecting the economies and financial strengths of the State of Connecticut, its municipalities and its political subdivisions and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Connecticut that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements have not been independently verified.

        The ability of the issuers of Connecticut Municipal Securities to pay the principal and interest on their obligations may be impacted by a variety of factors relating to the economy of Connecticut and to the fiscal stability of issuers of Connecticut Municipal Securities. The latter may include such matters as the ability of issuers to raise sufficient tax and other revenues to meet their needs, the availability of aid from other governmental bodies, and the burdens that may be imposed on issuers by law or necessity. To the extent that the Connecticut Municipal Money Market Fund invests in obligations that are not general obligations of their issuers, payments of principal and interest will depend on all factors affecting the revenue sources from which payments thereon are to be derived. The value of the obligations held by the Fund would be adversely affected not only by any actual inability of their issuers to pay the principal and interest thereon, but also by a public perception that such ability is in doubt.


        Connecticut (sometimes referred to as the State) is highly urbanized, with a 2004 population density of 723 persons per square mile, as compared to 83 for the United States as a whole and 227 for the New England region. Of the eight counties in the State, 75% of the population resides within Hartford, Fairfield and New Haven counties. Per capita personal income of the State's residents, historically among the highest in the nation, increased in every year from 1994 to 2003, rising from $29,695 to $43,292. However, pockets of significant unemployment and poverty exist in several of the State's most important cities and towns.

        Manufacturing has historically been of prime economic importance to Connecticut but has declined during the last decade. The State's manufacturing sector is diversified, with the construction of transportation equipment (primarily aircraft engines and submarines) being the dominant industry, followed by fabricated metals, computers and electronics, and machinery. As a result of a rise in employment in service-related industries and the decline in manufacturing employment, manufacturing accounted for only approximately 12% of total non-agricultural employment in Connecticut in 2003; it was 11% for the nation. Defense-related business has represented a relatively high proportion of the manufacturing sector, but reductions in defense spending have considerably reduced this sector's significance in Connecticut's economy since the early 1980s. The average annual unemployment rate in Connecticut decreased from 5.6% in 1994 to 2.2% in 2000 but rose to 5.5% for 2003. For the first half of 2004, the average unemployment rate in Connecticut fell to 4.7%. On May 13, 2005, the U.S. Department of Defense announced its preliminary list of bases recommended for closure or realignment, which included for closure the U.S. Naval Submarine Base New London in Groton, Connecticut. The closure of the base could have a significant impact on the economy of Southeastern Connecticut. The State plans to make arguments to the Base Realignment and Closure Commission for reconsideration of the proposed closure, and will remain engaged throughout the process. A final determination on the closure is expected later in 2005. In the event that a final determination for closure is made, the closure would be expected to take place over a number of years.

        At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the ten fiscal years ended June 30, 2001, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000, $80,500,000, $250,000,000, $262,600,000,
$312,900,000, $71,800,000, $300,400,000, and $30,700,000, respectively. The
General Fund ran operating deficits in the 2001-2002 and 2002-2003 fiscal years of approximately $817,100,000 and $96,600,000, respectively. The 2001-2002 fiscal year deficit was met by the transfer of the $594,700,000 balance in the Budget Reserve Fund and the issuance on December 19, 2002 of Economic Recovery Notes to meet the remainder of the deficit. The 2002-2003 fiscal year deficit was met by the issuance on June 24, 2004 of additional Economic Recovery Notes.

        At the conclusion of its June 30, 2003 Special Session, the General Assembly passed a biennial budget bill, certain amendments, and implementing legislation with respect to the 2003-2004 and 2004-2005 fiscal years, which enactments the Governor signed in August 2003. The resulting General Fund budget for the 2003-2004 fiscal year anticipated revenues of $12,452,100,000, expenditures of $12,452,000,000, and a surplus of $100,000, and the resulting General Fund budget for the 2004-2005 fiscal year anticipated revenues of $12,967,100,000, expenditures of $12,966,900,000, and a surplus of $200,000. These results were expected to be generated by net revenue enhancements of approximately $570,000,000 for the 2003-2004 fiscal year and $550,000,000 for the 2004-2005 fiscal year, and by reductions in expenditures for current services of approximately $715,000,000 for the 2003-2004 fiscal year and $1,160,000,000 for the 2004-2005 fiscal year, as well as by elements of the deficit mitigation legislation enacted in February 2003. On May 6, 2004, the Governor signed a bill making midterm adjustments to the budgets for the 2003-2004 and 2004-2005 fiscal years. At the time this bill was adopted, the General Assembly was projecting a General Fund surplus for the 2003-2004 fiscal year of $328,200,000. The midterm budget adjustment bill increased 2003-2004 fiscal year expenditures by $234,900,000, of which $90,500,000 was for deficiencies in the 2003-2004 fiscal year and $112,400,000 was carried forward to fund expenditures in the 2004-2005 fiscal year. Additionally, $125,300,000 was transferred to revenue in the 2004-2005 fiscal year. The bill also increased expenditures for the 2004-2005 fiscal year by $259,100,000 to $13,226,000,000.

        The State ended the 2003-2004 fiscal year with a surplus. In the unaudited annual financial report for the 2003-2004 fiscal year provided by the Comptroller on February 23, 2005, General Fund revenues were $13,123,700,000, General Fund expenditures and net miscellaneous adjustments were $12,821,500,000 and the General Fund operating surplus was $302,200,000. The 2003-2004 fiscal year operating surplus is to be deposited into the Budget Reserve, and $302,100,000 of such amount was so deposited on February 1, 2005. As of the period ending April 30, 2005, the Comptroller estimated the General Fund operating surplus for the 2004-2005 fiscal year at $638,300,000. As of the period ending May 31, 2005, the Office of Policy and Management estimated the General Fund operating surplus for the 2004-2005 fiscal year at $674,200,000.

        The General Assembly passed the biennial budget for the 2005-2006 and 2006-2007 fiscal years prior to its June 8, 2005 regular session adjournment date, and the budget act was signed into law by the Governor on July 1, 2005. The budget for the 2005-2006 fiscal year includes General Fund revenues of $14,133,700,000 and appropriations of $14,131,700,000, resulting in a projected surplus of $2,000,000. The budget for the 2006-2007 fiscal year includes General Fund revenues of $14,748,500,000 and appropriations of $14,745,200,000, resulting in a projected surplus of $3,300,000. The biennial budget includes approximately $400,000,000 in revenue increases in the 2005-2006 fiscal year and $530,000,000 in revenue increases in the 2006-2007 fiscal year. The more significant revenue changes include (i) reducing the property tax credit under the State income tax, (ii) imposing a 20% surcharge on the corporation tax in income year 2006 and a 15% surcharge in income year 2007, (iii) enacting a new unified estate and gift tax on estates and gifts over $2,000,000, and (iv) instituting a nursing home provider tax as part of an overall plan to garner additional federal funds for the provider industry, estimated to generate in addition to the tax revenue $114,800,000 in additional federal funds in each year of the biennium. The budget calls for the use of approximately $623,900,000 of the anticipated 2004-2005 fiscal year General Fund operating surplus (i) to pay the debt service costs in the 2005-2006 and 2006-2007 fiscal years on the outstanding Economic Recovery Notes, (ii) to contribute to the Teachers' Retirement Fund, (iii) to provide education equalization grants to towns, (iv) to provide for accrued sick and vacation leave payments due to the State's 2003 early retirement program, (v) to make transfers to State agencies for various purposes, and (vi) to fund a stem cell research initiative. The $76,000,000 balance of the operating surplus, as estimated in the General Assembly's surplus projection, is to be deposited into the Budget Reserve Fund. If the 2005-2006 fiscal year surplus is not sufficient, some of the $623,900,000 appropriations will be reduced to ensure the transfer of $76,000,000 to the Budget Reserve Fund. As of the June 8, 2005 close of its regular session, the General Assembly had not adopted any major bond authorization bill. In its June 28, 2005 Special Session, the General Assembly adopted various bond authorization legislation which were signed into law by the Governor on July 1, 2005. The bond authorization legislation included a net increase in general obligation bond authorizations of $1,151,900,000 to take effect in the 2005-2006 fiscal year and $1,274,650,000 to take effect in the 2006-2007 fiscal year, $100,000,000 in additional clean water revenue bond authorizations to take effect in the 2006-2007 fiscal year, and special transportation obligation bond authorizations of $189,900,000 to take effect in the 2005-2006 fiscal year and $274,400,000 in the 2006-2007 fiscal year. For the University of Connecticut, general obligation bond authorizations of $79,000,000 will take effect in the 2005-2006 fiscal year and $89,000,000 will take effect in the 2006-2007 fiscal year.

        In July 2003, the State implemented the first phase of a new, fully integrated, Internet based, financial management and human resources system. Because of initial implementation problems, the preparation of financial statements and reports for the 2003-2004 fiscal year was delayed. The Comptroller's Office issued unaudited legal basis financial statements for the State's major funds on February 23, 2005, and plans to complete the unaudited financial statements for the remaining minor funds by August 2005. Delay in completing the financial statements has resulted in delay in completing the audit of the financial statements, which is not expected before September 2005. The State expects to comply with an extension granted until September 30, 2005 by the U.S. Department of Health & Human Services in connection with the State's submission of its Single Audit for the fiscal year ending June 30, 2004 pursuant to OMB Circular No. A-133. The State was unable to make timely provision to the nationally recognized municipal securities repositories (the "NRMSIRs") by February 28, 2005 of audits of its 2003-2004 fiscal year financial statements and of certain operating data comparisons as required by the State's various continuing disclosure agreements entered into in accordance with Securities and Exchange Commission Rule 15c2-12 in connection with certain of its prior bond issues. The State expects to make such filings with the NRMSIRs as soon as the audits are available. The State has filed with the NRMSIRs its financial statements and certain other operating data for the 2003-2004 fiscal year, which have not been audited, but which the State believes to be accurate in all material respects.

        The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of January 1, 2005, the State had authorized direct general obligation bond indebtedness totaling $18,777,667,000, of which $17,153,623,000 had been approved for issuance by the State Bond Commission and $15,771,231,000 had been issued. As of January 1, 2005, net State direct general obligation indebtedness outstanding (including lease financings) was $9,741,583,000.

        In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut

Development Authority, the Connecticut Health and Educational Facilities Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, and the Connecticut Resources Recovery Authority. Such bonds have also been issued by the City of Waterbury and the Southeastern Connecticut Water Authority. As of January 1, 2005, the amount of bonds outstanding on which the State has limited or contingent liability totaled $3,590,000,000.

        The State is obligated to various cities, towns and regional school districts to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal and district debt issued to fund the State's share of such costs. As of June 30, 2004 the Commissioner of Education estimates that current grant obligations under the progress payment basis program established in 1997 are approximately $2,900,000,000. The State has authorized a net increase in school construction grant commitments under this program of approximately $391,982,000 that take effect in the 2004-2005 fiscal year. As of June 30, 2004, the State is obligated under the pre-1997 program for approximately $920,000,000 in aggregate principal installment and interest payments with respect to municipal and district debt. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under the pre-1977 program.

        The State's general obligation bonds are rated Aa3 by Moody's Investors Service ("Moody's") and AA by both Standard & Poor's ("S&P") and Fitch. The Moody's rating was downgraded from Aa2 on July 2, 2003. On September 26, 2003, S&P revised its credit outlook on such bonds from "negative" to "stable."

        On June 21, 2004, Governor John G. Rowland announced that he would resign as Governor of the State, effective July 1, 2004. Pursuant to the State Constitution, he has been succeeded as Governor by the Lieutenant Governor, M. Jodi Rell, who is a member of the same party as Governor Rowland and was elected Lieutenant Governor with him at the last regular general election. There is an ongoing federal investigation of the former Rowland administration regarding alleged improprieties with contract awards. In connection with that investigation, federal authorities are also reviewing gifts given to the former Governor. On December 23, 2004, former Governor Rowland pleaded guilty to one federal charge of conspiracy to commit honest services mail fraud and tax fraud. Sentencing occurred on March 18, 2005.

        The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the State's Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action involving claims by property owners in one of the poorest towns in a regional school district asserting that the statutory formula for cost allocation among towns in such a district denies the plaintiffs equal protection because it requires all towns in the district to pay the same per-pupil charge, seeking to enjoin use of the statutorily mandated system and to require that a formula more favorable to the plaintiffs be devised; (ii) litigation involving claims by Indian tribes and alleged Indian tribes to State land or sovereignty over portions of the State's land area; (iii) an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys' fees and costs;
(iv) a petition to compel arbitration against the State filed by three manufacturers that agreed to participate in the 1998 Master Settlement Agreement ("MSA") entered into by Connecticut and nearly all other states and territories to resolve litigation claims against the major domestic tobacco manufacturers, contending that the State has not diligently enforced its obligations under the MSA to enforce statutory requirements against non-participating manufacturers, which arbitration could result in the reduction or elimination of payments that the State receives under the MSA for any year that the State was found not to have diligently enforced its obligations; (v) an action seeking to represent a class of similarly-situated individuals, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (vi) a class action alleging that the Department of Mental Retardation violates federal laws by maintaining a waiting list for Medicaid services of Medicaid-eligible persons and by placing persons in quasi-institutional settings without allowing them to choose more integrated community settings, and seeking mandatory injunctive relief, attorneys' fees, and costs, a proposed settlement with respect to which obtained legislative approval by operation of law on February 23, 2004 but is subject to court approval; (vii) a purported class-action on behalf of laid-off State employees, alleging that they were laid off in violation of their constitutional rights and claiming back wages, damages, attorneys fees, and costs; and (viii) a dispute over the terms of an Exit Plan with respect to judicial oversight of the operations of the State Department of Children and Families pursuant to a 1991 federal court-ordered consent decree in an action involving a plaintiff class of children in the child welfare system.

        As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. On December 28, 2000, the plaintiffs filed a motion seeking to have the Superior Court monitor the State's compliance with the 1996 Supreme Court decision. A hearing was held in April, 2002, and the case was settled early in 2003. Under the settlement agreement, the State will be required to open two new magnet schools in the Hartford area in each of the next four years, to substantially increase the voluntary interdistrict busing program in that area, and to work collaboratively with the plaintiffs in planning for the period following the first four years. The anticipated cost of compliance over the four-year period is $45,000,000. On August 3, 2004, the plaintiffs filed a motion seeking an order that the defendants are in material breach of the settlement approved by the Court, claiming that the magnet schools opened pursuant to the settlement agreement do not currently have sufficient enrollment. Both the plaintiffs and the State have briefed the issue, and it is anticipated that the Court will set a schedule for further proceedings after deciding the issue.


        General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that

Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

        In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

Massachusetts Investment Risks

        The Massachusetts Municipal Money Market Fund's ability to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states, although this risk is low for a money market fund. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

New York Investment Risks

        Some of the significant financial considerations relating to the New York Municipal Money Market Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

        Financial Disclosure for the State of New York

        The State of New York's most recently completed fiscal year began on April 1, 2004 and ended on March 31, 2005. The most recent published Update to the Annual Information Statement was dated May 4, 2005. The information of the State comes from the Department of Budget ("DOB").

        The State's current fiscal year began on April 1, 2005 and ends on March 31, 2006. On March 8, 2005, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2005-06 fiscal year. On March 31, 2005, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2005-06 fiscal year. Subsequently, on April 12, 2005, the Legislature enacted certain amendments to the 2005-06 Enacted Budget.

        The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State's four major fund types include:

        1) General Fund, which receives most of the State's tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

        2) Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

        3) Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

        4) Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

        Special Considerations. Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

        The State is involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield from a not-for-profit corporation to a for-profit corporation. The

State is counting on $2.2 billion in conversion proceeds from Empire and other sources to finance Health Care Reform Act ("HCRA") programs in 2005-06. In order to insure General Fund balance, the Enacted Budget provides that no spending for certain HCRA programs may occur after June 30, 2005 unless conversion proceeds become available. The Financial Plan assumes that this issue will be resolved to allow full year spending for all HCRA programs. Other risks inherent in the current projections include the performance of the State and national economies, adverse judgments against the State, and changes in the level of Federal aid.

        Aside from the $21 million in the Contingency Reserve Fund ("CRF"), the current Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, Federal disallowances, or other Federal actions that could adversely affect the State's projections of receipts and disbursements.

        As of the close of 2004-05, DOB projects balances in the State's general reserves to guard against unbudgeted risks will total $1.5 billion. The reserves include $872 million in the Tax Stabilization Reserve Fund ("TSRF") (the State's "rainy day fund"), $601 million in a new fiscal stability reserve fund, and $21 million in the CRF for litigation. To permanently improve the State's reserve levels, the Governor has proposed legislation to increase both the maximum size of the State's rainy day fund from 2 percent to 5 percent of General Fund spending, and the maximum annual deposits from two-tenths of 1 percent to five-tenths of 1 percent of spending. The Fund is at its statutory maximum balance of 2 percent and can only increase as the size of the budget increases. Aside from the $21 million in the CRF the current Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, Federal disallowances, or other Federal actions that could adversely affect the State's projections of receipts and disbursements.

        An ongoing risk to the State's Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. For example, the Federal government is currently auditing Medicaid claims submitted since 1993 under the School Supportive Health Services Program. At this point, these audits have not been finalized, and, as a result, the liability of the State and school districts for any disallowances cannot be determined. Federal regulations include an appeals process that could postpone repayment of any disallowances. The current Financial Plan assumes the Federal government will fully reimburse these costs. In addition, a portion of Federal Medicaid payments related to School Supportive Health Services have been deferred by the Federal Centers for Medicare and Medicaid Services pending finalization of audits. Since the State has continued to reimburse local school districts for these costs, these Federal deferrals, if not resolved, could negatively impact the Financial Plan. Alternatively, if the State suspends reimbursement, local governments could be adversely affected. It is unclear at this time what impact, if any, Federal actions may have on the State Financial Plan in the current year or in the future.

        In December 2003, the State received partial Federal approval of the Medicaid State Plan Amendment necessary to make disproportionate share hospital payments over two years to public hospitals throughout the State, including the New York City Health and Hospitals

Corporation ("HHC"), State University of New York ("SUNY"), and other State and county-operated hospitals. Although full payment for SUNY and State-operated hospitals was secured with the initial approval, the State continues to seek Federal approval of the balance of anticipated payments totaling roughly $1.3 billion for HHC and other county hospitals. Failure of the Federal government to approve these remaining payments in a timely manner will exacerbate the current adverse impact of these delays on the State's health care financing system.

        State Economy. The New York economy continues to expand. Recent above-trend national growth rates have helped to buttress the New York State economy, putting the State well on its way to a full recovery from the impact of the September 11 attack, and reversing several years where the State's job base was in decline. Total New York non-farm employment is projected to grow 1.0 percent for 2005, with private sector job growth of 1.3 percent projected for the current year. The continued strengthening of the State economy will help to support the housing market in 2005, though the torrid pace of growth observed in 2004 is not expected to be sustained. With the pickup in equity market activity toward the end of 2004, the securities industry saw solid profit levels, though below those earned in 2003. Consequently, bonus growth for 2005 will fall short of the extraordinary growth experienced in 2004, offsetting the impact of higher employment growth on personal income and wages. Both New York personal income and its largest component, wages and salaries, are expected to grow 4.9 percent for 2005.

        In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Rising interest rates tend to have a more negative impact on the New York economy than on the nation as a whole. Higher energy prices and global instability also loom large as risks to equity market performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

        New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

        Services: The services industries includes professional and business services, education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.

        Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

        Trade, Transportation & Utilities: The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

        Financial Activities: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes nearly one-fifth of total wages.

        Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

        Government: Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

        State Budget. The State Constitution requires the Governor to submit to the Legislature a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefore, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous State financial plan.

        The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State's municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers' acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within twelve years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

        In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97); $2.3 billion (1997-98); less than $1 billion (in each of the fiscal years 1998-99 through 2000-01); $6.8 billion (2002-03); $2.8 billion (2003-04) and $5 billion
(2004-2005). The 2006 Financial Plan projects budget gaps of $4.2 billion in 2005-2006; $3.2 billion in 2006-07 and $4.1 billion in 2007-08.

        General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

        DOB reported a 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the Community Projects Fund ("CPF") ($325 million).

        General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State's securitization of tobacco settlement payments in 2003-04.

        The State ended the 2004-05 fiscal year with an All Funds cash balance of $3.0 billion. Partially offsetting the $3.2 billion State Funds balance described above, the Federal Funds had a negative closing balance of $249 million, including $248 million in Federal capital projects funds and $1 million in Federal special revenue funds. The negative balance in the capital projects fund results from outstanding loans from the Short Term Investment Pool ("STIP") used to finance capital projects costs prior to the receipt of bond proceeds.

        All Funds receipts for 2004-05 totaled $100.6 billion, a decrease of $546 million from the February Financial Plan projections. The variance was primarily the result of lower-than-expected collections from Federal grants, partially offset by higher-than-expected receipts from miscellaneous receipts and taxes. All Funds disbursements for 2004-05 totaled $100.7 billion, a decrease of $514 million from the February Financial Plan projections. The decline in State Funds spending of $54 million, combined with a decline in Federal Funds spending of $460 million, account for the variance. In addition to the State Funds variance described above, Federal funds for education programs and World Trade Center reimbursement were revised downward.

        All Funds spending totaled $100.7 billion in 2004-05, $3.3 billion (3.4 percent) higher than in 2003-04. The Federal component of All Funds spending grew by $703 million (2 percent) from 2003-04 levels. Significant areas of Federal growth included Medicaid and transportation, partially offset by lower spending in higher education and children and family services. Medicaid spending supported by Federal funds increased by $1 billion, primarily reflecting underlying program growth (inflation, caseload, etc.). Federal aid for transportation increased by $323 million, reflecting accelerated spending in transportation programs supported by Federal grants. Higher education spending decreased by $217 million, largely the result of Temporary Assistance for Needy Families ("TANF") funding, used to finance the Tuition Assistance Program in 2003-04, no longer available in 2004-05. Federal spending for children and family services decreased by $195 million, largely attributable to an unusually high claiming pattern in 2003-04 for several of its programs. All other Federal spending decreases totaled $257 million.

        While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $1.4 billion in 2005-06, $3.2 billion in 2006-07, and $4.1 billion in 2007-08.

        Since the Executive Budget, $1.4 billion in new resources have been identified to finance $1.4 billion in net additions. The budget gaps total $3.2 billion in 2006-07, an increase of $623 million from the Executive Budget, and $4.1 billion in 2007-08, an increase of $1.6 billion. In summary, the Enacted Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraint proposed with the Executive Budget, including (a) roughly one-half of the $1.1 billion in proposed Medicaid provider and recipient cost containment and all $800 million in savings from financing certain Medicaid spending outside of the General Fund, (b) debt management initiatives to help reduce the growth in debt service costs ($150 million), and (c) mental hygiene savings ($250 million). Revenue actions net of tax cuts total $605 million, or $72 million above the $533 million proposed with the Executive Budget. Finally, $889 million in one-time actions are authorized in the budget, an increase of $33 million above the Executive proposal.

         The Executive Budget for 2005-2006 presented a balanced General Fund Financial Plan that eliminated a projected budget gap of $4.2 billion. The Enacted Budget Financial Plan for 2005-06 is also balanced, the result of both new resources and the approval of roughly $3.3 billion of the $4.1 billion in Executive Budget gap-closing recommendations. Reserves have been increased to $1.5 billion. The Enacted Budget included nearly eighty percent of the $4.2 billion in gap-closing actions proposed in the 2005-06 Executive Budget. The Legislature also increased spending for several programs, including school aid. The additional costs were financed with additional resources identified since the time of the Executive Budget. The following table compares the gap-closing actions approved in the Enacted Budget against those proposed with the Executive Budget.

        Personal Income Tax ("PIT") net receipts for 2004-05 reached $27.997 billion, an increase of $352 million (1.5 percent) from 2003-04 due largely to a modestly improved economic environment and the second-year impact of the temporary three-year PIT increase enacted in 2003. The increase is partially offset by a $1.63 billion lower contribution from the Refund Reserve account. Net of Refund Reserve transactions, All Funds income tax receipts grew 8.8 percent over 2002-03 results.

        General Fund PIT receipts are projected to increase by $2.4 billion (13.1 percent) from 2004-05. The increase is due to continued economic improvement in 2005 (stronger withholding and estimated tax payments), strong payments on 2004 tax liability (higher final returns and extensions offset slightly by an increase in refunds) and a smaller deposit into the PIT refund reserve account. This amount is offset by a larger deposit to the Revenue Bond Tax Fund ("RBTF").

        Presented below are the historical financial results for each of the three fiscal years ended prior to the recently completed fiscal year of 2004-05. Final historical financial results for 2004-05 will become available upon publication of the Annual Information Statement for fiscal year 2005-06.

        2004-05 Fiscal Year. The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State's securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

        DOB reported a 2004-2005 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the CPF ($325 million). The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State's securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

        2003-04 Fiscal Year. DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the TSRF (after an $84 million deposit at the close of 2003-04), $21 million in the CRF, and $262 million in the CPF. The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

        Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

        The State ended the 2003-04 fiscal year with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance described above, the Federal Funds had a closing balance of $321 million, including $480 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $159 million. The fund balance in the special revenue funds partly reflects the timing of receipts and disbursements (e.g. dedicated monies received for a specified purpose prior to disbursement). The negative balance in the capital projects fund results from outstanding loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

        All Funds receipts for 2003-04 totaled $99 billion, a decrease of $75 million from the February Financial Plan (see below) projections. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for 2003-04 totaled $97.3 billion, a decrease of $977 million (1 percent) from the February Financial Plan projections. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance. In addition to the State Funds variance described above, Federal funds for welfare and Medicaid experienced transaction delays.


        2002-03 Fiscal Year. In the revised Financial Plan dated February 28, 2003 (the "February Financial Plan"), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the year to reduce the imbalance to $1.7 billion. To help close the remaining projected 2002-03 imbalance, improve the State's cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State's future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-03. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-04.

        After these actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the TSRF, $20 million in the CRF to pay costs related to litigation against the State, and $85 million in the CPF, which pays primarily for legislative "member items."


        The closing balance excluded amounts on deposit in the refund reserve account. The State ended the 2002-03 fiscal year with $627 million on deposit in the refund reserve account, an increase of $200 million above budgeted levels. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one year to the next. Changes to the refund reserve affect the level of reported PIT receipts.


        General Fund receipts and transfer from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfer to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

        2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the TSRF (after a deposit of $83 million in fiscal year 2001-02), $157 million in the CRF, $159 million in the CPF, and $5 million in the Universal Pre-kindergarten Fund.

The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.


        General Fund receipts, including transfers from other funds, totaled $41.4 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3 percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing PIT in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the January Financial Plan), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.


        General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) for the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments and these payments are expected to occur in the 2002-03 fiscal year.


        Limitations on State Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 ("Debt Reform Act") imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. Except as noted in the next sentence, the State Constitution also provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

        The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

        The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

        Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2004. On October 30, 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2004 at
1.55 percent of personal income and debt service on such debt at 0.84 percent of total governmental receipts, compared to the caps of 1.98 percent for each. DOB projects that debt outstanding and debt service costs for 2004-05 and the entire five-year forecast period through 2009-10 will also be within the statutory caps.


        The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt.


        As of March 31, 2005, State-supported debt in the amount of $40.7 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $6.1 billion each. As discussed below, as of March 31, 2005, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2009-10.

        All interest rate exchange agreements are subject to various statutory restrictions such as minimum counterparty ratings, monthly reporting requirements, and the adoption of interest rate exchange agreement guidelines. All the authorized issuers have adopted uniform guidelines as required by statute. As of March 31, 2005, the State expects to have approximately $2.09 billion in net variable rate exposure, including amounts reserved for LIBOR swaps (or about 9 percent of total State-supported debt outstanding), and has entered into a total notional amount of

$5.97 billion in interest rate exchange agreements (or about 14.7 percent of total State-supported debt outstanding). These ratios are expected to increase over the five-year projections but remain below the 15 percent limitations.


        The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.


        State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the "Capital Plan") with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The Governor submitted the Capital Plan as part of the Executive Budget on January 18, 2005. The State expects to continue to use lease-purchase and contractual-obligation financing arrangements to finance its capital programs, and expects to finance many of these capital programs with State PIT Revenue Bonds. The Enacted Capital Plan projects that $2.8 billion of State PIT Revenue Bonds, $163 million of SUNY Dormitory Facilities Revenue Bonds, $203 million of Mental Health Facilities Improvement Revenue Bonds and $21 million of Department of Health Revenue Bonds will be issued in 2005-06. The Enacted Capital Plan also reflects the issuance of $3.7 billion of Dedicated Highway and Bridge Trust Fund Bonds, including the anticipated issuance of about $3 billion of bonds to restructure outstanding Bonds to more closely align the principal amortization schedule with the underlying useful lives of the projects financed.

        In 2001, legislation was enacted to provide for the issuance by certain State authorities of State PIT Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State PIT Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

        The legislation provides that 25 percent of PIT receipts (excluding refunds owed to taxpayers and deposits to School Tax Relief Program ("STAR")) be deposited to the RBTF for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that

PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual PIT receipts or $6 billion.

        The State issued its first State PIT Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2005, approximately $4.5 billion of State PIT Revenue Bonds have been issued and outstanding.

        The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

        On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

        On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive. On December 6, 2002, Moody's changed its outlook on the State's general obligation bonds from stable to negative but retained its A2 rating. As of July 5, 2005, the State was upgraded to A1.


        On June 5, 2003, Fitch Ratings assigned its AA- rating on New York's long-term general obligations.

        New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

        Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2005-06 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.


        Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor's application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.


        Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2005-06 Financial Plan. The State believes that the 2005-06 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2005-06 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2005-06 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2005-06 Financial Plan.


        On November 23, 1998, the attorneys general for 46 states (including New
York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

         In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants' motion to dismiss the complaint for failure to state a cause of action. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges MSA itself (as well as other related State statutes) primarily on preemption grounds, and plaintiffs currently are seeking preliminary injunctive relief. On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction, except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit.

        On June 26, 2003, the State Court of Appeals ruled that the State's financing system for New York City schools was unconstitutional. The Court found that the system denied students in New York City schools a sound basic education, which it generally described as the "opportunity for a meaningful high school education, one which prepares them to function productively as civic participants." The Court directed the State to implement a remedy by July 30, 2004. Most recently, the Commission on Educational Reform issued a report that identified a "resource gap" of between $2.5 billion and $5.6 billion to provide all students with sound basic education aid programs("SBE"). The 2004-05 Executive Budget proposes an additional $100 million in General Fund support to New York City on a school year basis for this purpose and reserves all Video Lottery Terminals ("VLT") revenues to provide SBE funding while the Governor's Commission on Educational Reform outlines a series of options for the State to consider. On a fiscal year basis, the VLT revenues are projected to increase from $240 million in 2004-05 to $950 million in 2005-06 to $1.3 billion in 2006-07, and ultimately to over $2 billion annually.


        In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation (Part A4 of Chapter 62 and Part V of Chapter 63 of the Laws of 2003) authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the "MAC Refinancing Act"). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

        By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law section 3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution. The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

        In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument. By decision entered December 11, 2003, the Appellate Division, First Department, affirmed the decision of the Supreme Court, New York County, dismissing the complaint.

        Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

        In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners' claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision.

        In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to Public Health Law Section 2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or "HCRA 2002," which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. Plaintiffs have appealed from this decision, but subsequently withdrew their appeal. Therefore, this case is concluded.

        In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in Section 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

        By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. By decision dated October 1, 2003, the court denied defendants' motions to dismiss, except for the motions to dismiss brought by the individually named members of the board of directors of Empire Healthchoice, Inc. The court also declined to vacate the temporary restraining order directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account. Plaintiffs have appealed from the February 28, 2003 decision. The defendants have appealed from the October 1, 2003 decision.


        By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs moved in the Appellate Division, First Department, for leave to appeal to the Court of Appeals. On October 12, 2004, the First Department granted leave to appeal.


        In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants' answers. By decision dated October 20, 2003, the District Court denied the State's motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution.


        On November 29, 2004, the plaintiff tribal entities, with one exception, approved a settlement proposed by the State, which would require enactment of State and Federal legislation to become effective. The plaintiff tribal entity that did not approve the proposed settlement on

November 29, 2004, subsequently expressed its approval. On April 15, 2005, the Governor withdrew legislation that he had proposed to approve this and other Indian land claim and settlement agreements. However, the Council to the Governor has stated that the Governor intends to submit to the State Legislature a new bill that would implement the terms of the Haudenosaunee- Mohawk settlement agreement.


        In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest.


        The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit. Following argument of the appeal, the Second Circuit requested that the parties brief the Court on the impact of the decision of the United States Supreme Court in City of Sherrill v. Oneida Indian Nation of New York, et al., a case to which the State is not a named party, in which the United States Supreme Court has held that parcels of land recently acquired by the Oneida Indian Nation of New York within the 1788 reservation boundaries are subject to local property taxation. On October 1, 2004, the State filed an action in the District Court for the Northern District Court under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest. Settlements were signed on by the Governor of the State with the Chief of the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004 and with the Cayuga Indian Nation of New York on November 17, 2004 which would, in part, require enactment of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. These agreements provide for differential payments to be made to the plaintiff tribes, based upon the outcome of the appeal now pending in the Second Circuit. On April 15, 2005, the Governor withdrew legislation that he had proposed to approve this and other Indian land claim and settlement agreements.

        In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chautauqua Counties. By order dated November 17, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the Thruway right of way and denying the State's motion to dismiss the Federal government's damage claims. By decision and order dated June 21, 2002, the District Court granted summary judgment to defendants dismissing that portion of the action relating to the islands in the Niagara River. A judgment entered June 21, 2002 dismissed all aspects of this action. Plaintiffs appealed from the judgment to the U.S. Court of Appeals for the

Second Circuit. By decision dated September 9, 2004, the Second Circuit affirmed the judgment of the District Court. Plaintiffs have petitioned the Second Circuit for rehearing en banc.

        In Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLTs at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

        By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out-of-State lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al and Karr v. Pataki, et al. have appealed to the Court of Appeals from this order. In an opinion dated May 3, 2005, the Court of Appeals modified the July 7, 2004 opinion and order and declared parts B, C and D of Chapter 383 of the Laws of 2001 constitutional.


        Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

        Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

        For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. As of December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $120.4 billion, only a portion of which constitutes State-supported or State-related debt.


        New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.


        The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information about the City which is indicted herein is not a summary and is necessarily incomplete.

        New York City Fiscal Budget: The 2006 Executive Budget is $49.7 billion. This is the twenty-sixth consecutive budget which is balanced under generally accepted accounting principles ("GAAP"). For fiscal year 2005 an operating surplus of $3,271 million is projected, which will be used to help balance the 2006 Executive Budget. The Executive Budget and Financial Plan include $3,271 million of discretionary transfers and prepayments in 2005, reflecting discretionary transfers of $1,704 million to the budget stabilization account and $88 million in lease debt service due in fiscal year 2006, subsidy prepayments of $208 million to the Transit Authority, $172 million to the HHC and $152 million to the Library Systems, and a Miscellaneous Budget grant of $947 million to the Transitional Finance Authority in fiscal year 2005, which increases PIT revenue by $947 million in fiscal year 2006. The 2005 forecast provides for a general reserve of $40 million to offset any adverse changes, which may surface during the remainder of the fiscal year or during the audit of the operating results. Savings from State actions of $317 million and requests for Federal assistance of $50 million are assumed in the budget. The 2006 budget provides for a general reserve of $300 million.

        The City of New York's Financial Plan, as revised as of July 6, 2005, for fiscal years 2005-2009 projects revenues and expenditures for the 2005 and 2006 fiscal years balanced in accordance with GAAP and budget gaps of $4.5 billion, $4.5 billion and $3.9 billion in fiscal years 2007 through 2009 after implementation of a gap-reduction program.

        Since June 2004, expenses have increased by $1.9 billion, $2.1 billion and $2.6 billion in 2006 through 2008, respectively. Major projected increases include pension and fringe benefit costs of $742 million, $550 million and $457 million in 2006 through 2008, forecasted Medicaid cost increases of $184 million, $334 million, $508 million and $699 million in 2005 through 2008, and a shortfall in anticipated savings from State actions in 2005 of $201 million, $196 million, $94 million and $77 million in 2005 through 2008 respectively. Funding of $100 million, $350 million and $625 million in 2006, 2007 and 2008 has been budgeted for the next round of collective bargaining. All other spending increases by $232 million, $528 million, $373 million and $386 million in 2005 through 2008. In addition, prior year's expenses have been reduced in fiscal year 2005 by $200 million and the General Reserve has been reduced by $260 million. Gap closing actions totaling $508 million, $692 million, $517 million and $744 million in 2005 through 2008 respectively are assumed in the budget and four year financial plan from agency actions, State and Federal actions, offset by the tax reduction program.

        For each of its 1981 through 2004 fiscal years, the City has achieved balanced operating results in accordance with the applicable GAAP after discretionary and other transfers. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.


        In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.


        The City's general obligations bonds currently are rated "A1" by Moody's, "A+" by S&P and "A+" by Fitch, Inc. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.


        In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance

Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.


        Currently, the City and its certain of Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the September 11, 2001 World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


        For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years.


        On April 15, 2003 the City released the Executive Budget for the fiscal year 2003-04 and, primarily as a result of the continued decline in the tax revenue forecast and added costs arising from the State's Executive Budget (published after the January preliminary budget) the budget gap was projected to be $3.8 billion in fiscal year 2003-04. The plan anticipated closing this budget gap through a $600 million gap-closing program, State actions totaling $2.7 billion (including a request for restoration of executive budget cuts, PIT reform and other State legislative proposals), $1 billion contingency plan if the State failed to act on these proposals, a streamlining of the delivery of social services saving $75 million, a Federal program worth $200 million and $200 million in revenue as part of the phased-in payment for the airport leases.


        On June 30, 2003, the City submitted the June 2003 Financial Plan, which projected revenues and expenditures for the 2002-03 and 2003-04 fiscal years balanced in accordance with GAAP, after discretionary and other transfers. The June 2003 Financial Plan reflected changes since the June 2002 Financial Plan, as subsequently modified by the Financial Plans submitted on November 18, 2002, January 31, 2003 and April 23, 2003.

        Compared to the June 2002 Financial Plan, the June 2003 Financial Plan prior to implementation of the tax increase program, projected significantly lowered tax revenues due to a continued weak economy, which has resulted in lower wage earnings and lower corporate earnings, and reflects other revised forecasts, such as higher pension costs.


        The City's June Financial Plan, which incorporated the enacted budget for 2002-03, included gap-closing actions of $4.8 billion to balance the 2002-03 budget. The gap-closing program included resources from agency actions and anticipates actions to be taken by the Federal and State governments and the municipal unions. The 2002-03 budget also included $1.5 billion in bond proceeds from the Transitional Finance Authority to mitigate a portion of the lost tax revenues related to the September 11th attack on the World Trade Center. The financial plan did not include wage increases for any City employees beyond the current round of collective bargaining.

        The June 2003 Financial Plan included a program to close a budget gap of $8.1 billion in fiscal year 2003-04. The gap-closing program included in the June 2003 Financial Plan reflected the implementation of an 18.49 percent property tax increase, an increase in PIT rates, both effective January 1, 2003, an enacted increase in the City portion of the sales tax by one-eighth percent for two years, commencing in June 2003 and a program to reduce agency expenditures and increase agency revenues by $950 million in fiscal year 2002-03 and $2.1 billion in fiscal year 2003-04. The June 2003 Financial Plan also assumed retroactive and ongoing payments for the Port Authority of New York and New Jersey for airport leases. As a result of the 2003-04 fiscal year State Budget that was enacted in May 2003, the June 2003 Financial Plan included State Assistance in the amount of $2.7 billion. Included in the $2.7 billion of State Assistance, the June 2003 Financial Plan assumed the saving of $500 million from refinancing debt of NYC MAC by a local development corporation with funds provided by the State pursuant to State legislation. The Governor has stated that he believes such legislation is unconstitutional.

        On August 13, 2003, LGAC, its Chairperson, the DOB and its Director sued the City and the Sales Tax Asset Receivable Corporation ("STAR Corp.") seeking to prevent the issuance of bonds by STAR Corp., the local development corporation expected to finance the cost of debt service on NYC MAC debt otherwise payable from City sales tax revenue. STAR Corp. debt is expected to be paid from the annual payment of $170 million from LGAC, which the City would assign to STAR Corp. The State Supreme Court granted the City's and STAR Corp.'s motion for summary judgment. Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending appeal. A subsequent decision by the State Appellate Division has been appealed by both parties to the Court of Appeals. The outcome of this litigation cannot be predicted with certainty. If the $500 million in annual savings in NYC MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing is not available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year 2004 and would be faced with larger than forecasted budget gaps in the subsequent years of the Financial Plan.


        The Financial Plan does not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives. It is estimated that each one percent wage increase for all City employees for subsequent contract periods would cost approximately $212 million annually (including benefits). The City Comptroller and others have issued reports identifying various risks. In addition, the economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

        On October 3, 2003, the City's Office of Management and Budget directed City agencies to detail how they would sustain a three percent reduction in City-funded expenditures, with the goal of achieving budgetary savings of $300 million in fiscal year 2004.

        On October 15, 2003, the Mayor and the Governor announced that the City and the Port Authority of New York and New Jersey (the "Port Authority") had reached an agreement to extend the current lease on John F. Kennedy International and LaGuardia airports through 2050. The agreement secures a minimum upfront payment to the City of approximately $700 million and a minimum annual rent payment of $93.5 million. The upfront payment, which consists of an approximately $500 million lump sum payment and the annual rent payments for 2002 and 2003, is expected to be received late in fiscal year 2004 or in fiscal year 2005. This agreement is subject to the approval of the Port Authority Board and other closing conditions.

        The City has recognized $2.7 billion in State assistance as a result of the fiscal year 2003-04 State Budget that was enacted in May 2003.


        On February 12, 2004, the OSDC issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s, and that despite the budget risks cited in the report, New York City will end FY 2004 with a substantial budget surplus and should have little difficulty balancing the FY 2005 budget because it can draw upon reserves and other resources if needed. The report cautioned that continued progress toward recurring budget balance will depend upon sustained economic improvement, an affordable labor agreement, and a reduction in the projected growth in nondiscretionary spending.

        For June 2005, the OSDC issued a report that expenditures during fiscal years 2006 through 2008 are projected to exceed the June 2004 estimates by $1.7 billion, $2 billion, and $2.5 billion, respectively. Although the impact in FY 2006 should be mostly offset by higher-than-anticipated revenues, the unexpected spending caused the budget gaps to widen by $468 million in FY 2007 and by $1.3 billion in FY 2008.


        New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

        The projections set forth in the City's Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the HHC to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

        To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs.


        The City Comptroller, OSDC, the Control Board and other agencies and public officials from time to time issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. These reports are generally available at websites maintained by the City Comptroller, OSDC, the Control Board and others. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.


        Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

        Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

        From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

Portfolio Securities Generally

        Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Columbia, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Columbia may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").


Disclosure of Portfolio Information

        The Board of Trustees of Galaxy has adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia, or their affiliates. These policies provide that information about a Fund's portfolio generally may not be released to any party prior to such information being made publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Trustees receive periodic reports from Galaxy's Chief Compliance Officer regarding the operation of these policies and procedures, including any disclosures made pursuant to the exceptions described below and information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia and its affiliates. The Funds' policies prohibit Columbia and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

        Public Disclosures. The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of a Fund's fiscal year). Shareholders may obtain a Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, a Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

        A complete list of each Fund's portfolio holdings shall be made publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081 or calling 1-800-345-6611.

        The Funds, Columbia or their affiliates may include portfolio information that has already been made public through an SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

        Other Disclosures. The Funds' policies require that non-public disclosures of information regarding a Fund's portfolio may be made only if (1) there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the Fund, (2) Galaxy's President authorizes such non-public disclosure of information, and (3) the party receiving the non-public information signs a confidentiality agreement, which includes a duty not to trade on the non-public information.

        Each Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia and its affiliates, these service providers include (i) PFPC Trust Company, the Funds' custodian, (ii) PFPC, Inc., sub-administrator and sub-pricing and booking agent, (iii) PricewaterhouseCoopers LLP, the Funds' independent registered public accounting firm, (iv) Drinker Biddle & Reath LLP, counsel to Galaxy and to the independent Trustees, (v) RR Donnelly & Sons Company, the Funds' financial printer, and (vi) Institutional Shareholder Services, the Funds' proxy voting service. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Each Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

        Certain clients of Columbia may follow an investment strategy similar to that of a Fund, and have access to portfolio holdings information for their accounts. It is possible that such information could be used to infer portfolio holdings information relating to the Fund, although Columbia is unaware of any misuse of such information.


                             INVESTMENT LIMITATIONS


        In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative "vote of the holders of a majority of the outstanding shares" of the Fund (as defined under "Miscellaneous" below).


        No Fund may:


1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks; and (c) with respect to the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund, securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).

3. Make loans except to the extent permitted by the 1940 Act.

4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.

5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.


Additionally, each of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may not:


7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that each Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.


The following investment limitations with respect to the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:


8. A Fund may not invest more than 10% of its net assets in illiquid securities.

9. Each Fund may purchase foreign securities to the extent consistent with its investment objective and policies.

10. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

11. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof.

12. A Fund may not purchase securities of companies for the purpose of exercising control.

13. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act.

        The following investment limitations with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

14. No Fund may with respect to at least 50% of its total assets invest more than 5% of its total assets in the securities of a single issuer, and no Fund may invest more than 25% of its total assets in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories and possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the 1940 Act.

15. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

16. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

17. No Fund may purchase or retain the securities of any issuer if the officers and Trustees of Galaxy or Columbia, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

18. No Fund may purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases.

19. No Fund may purchase or sell puts, calls, straddles, spreads, or any combination thereof, except that each such Fund may purchase Municipal Securities accompanied by agreements of sellers to repurchase them at the Fund's option.

20. No Fund may invest more than 10% of its net assets in illiquid securities.

21. No Fund may purchase securities of companies for the purpose of exercising control.


        With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

        With respect to Investment Limitation No. 3 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

        With respect to Investment Limitation No. 7 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations. In addition, the Funds intend to comply with the diversification requirements for money market funds imposed by Rule 2a-7 under the 1940 Act, as further described below.


        With respect to Investment Limitation Nos. 13 and 16 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


        Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase of such securities, together with other securities considered to be illiquid, to 10% of its net assets.

        Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

        Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund are subject to the 5% limitation described above in connection with Investment Limitation No. 7 as to all of their assets; however in accordance with such Rule, these Funds will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that a Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 7 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

        Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Money Market Fund or any Tax-Exempt Money Market Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Columbia has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 NET ASSET VALUE

        Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

        The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that (subject to certain exceptions) none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


        Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Columbia Funds Distributor, Inc. ("CFDI") (formerly known as Liberty Funds Distributor, Inc.). CFDI, an affiliate of Columbia, is a registered broker-dealer with its principal offices located at One Financial Center, Boston, Massachusetts 02111. CFDI has agreed to use appropriate efforts to solicit purchase orders. Prior to July 22, 2002, PFPC Distributors, Inc. served as Galaxy's distributor.

Purchases of Retail A Shares

        Investments in Retail A Shares of the Funds are not subject to any sales charge.

        CFDI has established procedures to enable different types of investors to purchase Retail A Shares of the Funds. Retail A Shares may be purchased by Bank of America Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Retail A Shares may also be purchased by individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing directly for their own accounts or for the accounts of others. Purchases of Retail A Shares may take place only on days on which the New York Stock Exchange (the "Exchange"), the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Associations) are open ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by CFDI on a Business Day in accordance with CFDI's procedures.

        Galaxy has authorized certain brokers to accept purchase, exchange and redemption orders on behalf of Galaxy with respect to Retail A Shares of the Funds. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Galaxy. Galaxy will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Retail A Shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds' respective net asset values per share next determined after acceptance of such order.

        Retail A Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of Retail A Shares will be recorded by the institution and reflected in the account statements provided to its customers. Galaxy's transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of Retail A Shares. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Retail A Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail A Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail A Shares through their institution should contact such entity directly for appropriate purchase instructions.

Purchases of Trust Shares

        Trust Shares of the Funds are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of Bank of America Corporation and, with respect to each Fund other than the Tax-Exempt Money Market Funds, to participants in employer-sponsored defined contribution plans (such institutions and plans are referred to herein collectively as "Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. Purchases of Trust Shares will be effected only on days on which the Exchange, The Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and the purchasing Institution are open ("Trust Business Days"). If an Institution accepts a purchase order from its Customer on a non-Trust Business Day, the order will not be executed until it is received and accepted by CFDI on a Trust Business Day in accordance with the foregoing procedures.

Other Purchase Information

        On a Business Day or a Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day or Trust Business Day.

Redemptions

        Redemption orders are effected at the net asset value per share next determined after receipt of the order by CFDI. On a Business Day or Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day or Trust Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

        If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

        Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

                                INVESTOR PROGRAMS

        The following information supplements the description in the applicable Prospectuses as to various Investor Programs available to holders of Retail A Shares.

Exchange Privilege - Retail A Shares


        The minimum initial investment to establish a new account in another Fund by exchange is $1,000, unless (i) the Retail A Shares being redeemed were purchased through a registered representative who is a Fleet National Bank employee, in which event there is no minimum investment requirement, or (ii) at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event there is no minimum initial investment requirement.


        An exchange involves a redemption of all or a portion of Retail A Shares and the investment of the redemption proceeds in Retail A Shares of another Fund offered by Galaxy. The redemption will be made at the per share net asset value next determined after the exchange request is received. The Retail A Shares of a Fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request.


        Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's transfer agent at 1-800-345-6611. Customers of Institutions should call their Institution for such information. Investors exercising the exchange privilege into other Funds should request and review the prospectuses for these Funds prior to making an exchange. Telephone 1-800-345-6611 for a prospectus and call 1-800-422-3737 to make an exchange.


        In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

        For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

Automatic Investment Program and Systematic Withdrawal Plan - Retail A Shares

        The Automatic Investment Program permits an investor to purchase Retail A Shares of a Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Retail A Shares are purchased by transferring funds from the investor's checking, bank money market, NOW or savings account designated by the investor. The account designated will be debited in the specified amount and Retail A Shares will be purchased on a monthly or quarterly basis, on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

        The Systematic Withdrawal Plan permits an investor to automatically redeem Retail A Shares on a monthly, quarterly or semi-annual basis on any Business Day designated by an investor. In order to participate in the Plan, you need a minimum account balance of $5,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to Galaxy's transfer agent (but not less than five days before a payment date). There is no charge for this service.


Checkwriting - Retail A Shares


        Checkwriting is available for investors in Retail A Shares. A charge for use of the checkwriting privilege may be imposed by Galaxy. There is no limit to the number of checks an investor may write per month in an amount per check of at least $250 and no more than $100,000. To obtain checks, an investor must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in a Fund, investors must contact Galaxy's transfer agent by telephone (1-800-345-6611) or by mail to obtain a signature card. A signature guarantee may be required. An investor will receive the daily dividends declared on the Retail A Shares to be redeemed up to the day that a check is presented to Galaxy's custodian for payment. Upon 30 days' written notice to investors, the checkwriting privilege may be modified or terminated. An account in a Fund may not be closed by writing a check.


                                      TAXES


        Each of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates on its net taxable investment income without any deduction for distributions to shareholders; and (2) shareholders would recognize dividend income on distributions attributable to the Fund's earnings. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall was large enough, the Fund could be disqualified as a regulated investment company.

        A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

        For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. As of May 31, 2005, the following Funds had capital loss carry-forwards:


Fund                                                  Amount       Expiration
----                                                ---------      ----------
Government Money Market Fund                        $   5,215        2012
Government Money Market Fund                        $     102        2013
Tax-Exempt Money Market Fund                        $     184        2006
Tax-Exempt Money Market Fund                        $      85        2009


        These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable regulations.

        Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

        The Funds will be required in certain cases to backup withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." The backup withholding rate is 28%.

        A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of shares of a Fund based on the difference between the tax basis of such shares and the amount received by a shareholder for them. (To aid in computing the tax basis in shares, a shareholder generally should retain the account statements for the periods during which a shareholder has held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

        The one major exception to these tax principles is that sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

        The Tax-Exempt Money Market Funds. In order for the Funds to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations.

        An investment in a Tax-Exempt Money Market Fund is not intended to constitute a balanced investment program. Shares of these Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

        If you receive an exempt-interest dividend with respect to any share and the share is held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of the dividend amount. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

State and Local

        Exempt-interest dividends and other distributions paid by the Tax-Exempt Money Market Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

        The U.S. Treasury Money Market Fund is structured to provide shareholders, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company, such as the Fund, that are attributable to interest on direct U.S. Treasury obligations or obligations of certain U.S. Government agencies, are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should consult their own tax advisers about the status of distributions from the Fund in their own state.

        Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

        Connecticut Taxes. Dividends paid by the Connecticut Municipal Money Market Fund that qualify as exempt-interest dividends for federal income tax purposes will not be subject to the Connecticut personal income tax imposed on resident and nonresident individuals, trusts and estates to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law ("Connecticut Obligations") or from obligations the interest on which states are prohibited from taxing by federal law. Other Fund dividends and distributions, whether received in cash or additional shares, are subject to this tax, except that, in the case of shareholders who hold their shares as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from Connecticut Obligations. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from exempt-interest dividends not subject to the Connecticut personal income tax, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Connecticut Municipal Money Market Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund's shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

        Massachusetts Taxes. Distributions by the Massachusetts Municipal Money Market Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), or (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. Distributions by the Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts's corporate excise tax.


        New York Taxes. Dividends paid by the New York Municipal Money Market Fund that qualify as exempt-interest dividends for federal income tax purposes will not be subject to the New York State or New York City personal income tax to the extent that they are derived from New York Municipal Securities (as defined above). Similarly, exempt-interest dividends attributable to obligations of Puerto Rico, the U.S. Virgin Islands and Guam are not subject to New York State or New York City personal income tax. However, exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. To the extent that investors are subject to state and local taxes outside of New York State and New York City, dividends by the Fund may be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on New York Municipal Securities described above are not exempt from New York State and New York City personal income taxes. Interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes.


Miscellaneous


        Shareholders will be advised annually as to the federal income tax consequences of distributions made each year. Shareholders of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds will also be advised as to the Connecticut personal income tax Massachusetts personal income tax and New York personal income tax.


                              TRUSTEES AND OFFICERS

        The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's

Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."


                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
INDEPENDENT TRUSTEES

James M. Seed               Chairman &        Since        President, The Astra               10        Chairman and Director,
Age 64                       Trustee         5/26/88       Ventures, Incorporated                       Fischer-Watt Gold Co.
                                                           (oil and gas exploration;
                                                           land development; private
                                                           equity).

Louis DeThomasis             Trustee          Since        Chancellor, Saint Mary's           10        Chairman of the Board,
Age 64                                       7/24/86       University of Minnesota.                     GeoSpatial Services, Inc.

Kenneth A. Froot/6/          Trustee          Since        Professor of Finance, Harvard      10        Trustee, Merrill Lynch Fund,
Age 48                                      12/15/00       University.                                  Cluster C

Dwight E. Vicks, Jr./5/      Trustee          Since        Chairman, Director and             10        Director, Utica First
Age 72                                        4/2/86       Treasurer, Vicks Lithograph                  Insurance Company; Director,
                                                           & Printing Corporation (book                 Partners Trust Financial
                                                           manufacturing).                              Group; Director, Partners
                                                                                                        Trust Financial Group;
                                                                                                        Director, Monitor Life
                                                                                                        Insurance Company; Director,
                                                                                                        Commercial Travelers Mutual
                                                                                                        Insurance Company.

INTERESTED TRUSTEE

John T. O'Neill/7/            Trustee           Since      Private Investor; Executive        10                  None
Age 60                                        2/25/88      Vice President and Chief
                                                           Financial Officer, Hasbro,
                                                           Inc. (toy and game
                                                           manufacturer) until
                                                           December 1999.

                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
OFFICERS
                                                           Head of Mutual Funds, since
Christopher L. Wilson/8/    President         Since        August 2004 and Senior Vice        N/A                 N/A
One Financial Center                          3/3/05       President of the Adviser
Boston, MA  02111                                          since January 2005; President
Age 47                                                     of the Columbia Funds,
                                                           Liberty Funds and Stein Roe
                                                           Funds since October 2004;
                                                           President and Chief Executive
                                                           Officer of the Nations Funds
                                                           since January, 2005; Director
                                                           of Bank of America Global
                                                           Liquidity Funds, plc. since
                                                           May 2005; Director of Banc of
                                                           America Capital Management
                                                           (Ireland), Limited since
                                                           May 2005; Senior Vice
                                                           President of BACAP
                                                           Distributors LLC since
                                                           January 2005; Director of
                                                           FIM Funding Inc. since
                                                           January 2005; Senior Vice
                                                           President of Columbia Funds
                                                           Distributors, Inc. since
                                                           January 2005; Director of
                                                           Columbia Funds Services, Inc.
                                                           since January 2005 (formerly
                                                           President and Chief Executive
                                                           Officer, CDC IXIS Asset
                                                           Management Services, Inc.
                                                           from September 1998 to August
                                                           2004).

                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
Glen P. Martin/9/           Executive         Since        Executive, Head of Business,       N/A                 N/A
One Financial Center           Vice           3/3/05       National Sales & Service,
Boston, MA  02111           President                      Columbia Management Group,
Age 46                                                     Inc. since May 2004. Director,
                                                           Money Market Business,
                                                           Columbia Management Group,
                                                           Inc., from January 2003 to
                                                           April 2004; Director,
                                                           Strategy and Product
                                                           Management Division, and
                                                           Senior Vice President,
                                                           Columbia Management Group,
                                                           Inc., from March 2002 to
                                                           December 2002; Interim
                                                           Managing Director, Mutual
                                                           Fund Division, and Senior
                                                           Vice President, Fleet
                                                           Investment Management, from
                                                           April 2001 to March 2002;
                                                           Director, Product Development
                                                           and Marketing, and Senior
                                                           Vice President, Fleet
                                                           Investment Management, from
                                                           March 1999 to April 2001;
                                                           Vice President of Investment
                                                           Marketing Management, Fleet
                                                           Investment Management, from
                                                           May 1997 to March 1999.

                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
J. Kevin Connaughton        Treasurer         Since        Treasurer of the Columbia          N/A                 N/A
One Financial Center                          9/5/02       Funds since October 2003
Boston, MA  02111                                          and Liberty All-Star Funds
Age 41                                                     since December 2000; Vice
                                                           President of Columbia
                                                           Management Advisors, Inc.
                                                           since April 2003, Trustee,
                                                           Nations Offshore Funds, since
                                                           June 2004, Trustee, Bank of
                                                           America Offshore Funds, since
                                                           June 2005; formerly President
                                                           of the Columbia Funds from
                                                           February 27, 2004 to October
                                                           2004; formerly Chief
                                                           Accounting Officer and
                                                           Controller of the Columbia
                                                           Funds and Liberty All-Star
                                                           Funds from February 1998 to
                                                           October 2000; formerly
                                                           Treasurer, Columbia
                                                           Multi-Strategy Hedge
                                                           Fund, LLC from December 2002
                                                           to December 2004 and President
                                                           from February 2004 to
                                                           December 2004; formerly Vice
                                                           President of Colonial
                                                           Management Associates, Inc.
                                                           from February 1998 to
                                                           October 2000.

                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
Mary Joan Hoene            Chief              Since        Chief Compliance Officer of        N/A                 N/A
One Financial Center       Compliance         9/9/04       the Galaxy Funds since
Boston, MA 02111           Officer                         September 2004; Chief
Age 54                                                     Compliance Officer of the
                                                           Columbia Funds since August
                                                           2004; Chief Compliance
                                                           Officer of the Liberty
                                                           All-Star Funds since
                                                           August 2004 (formerly
                                                           Partner, Carter, Ledyard &
                                                           Milburn LLP from January 2001
                                                           to August 2004; Counsel,
                                                           Carter, Ledyard & Milburn
                                                           LLP from November 1999 to
                                                           December 2000; Vice President
                                                           and Counsel, Equitable Life
                                                           Assurance Society of the
                                                           United States from April 1998
                                                           to November 1999).

Michael G. Clarke          Chief               Since       Chief Accounting Officer           N/A                 N/A
One Financial Center       Accounting         12/2/04      and  Assistant Treasurer of
Boston, MA 02111           Officer                         the Nations Funds since
Age 35                                                     January 2005; Chief
                                                           Accounting Officer of the
                                                           Columbia Funds and of the
                                                           Liberty All-Star Funds since
                                                           October 2004 (formerly
                                                           Controller of the Columbia
                                                           Funds and of the Liberty
                                                           All-Star Funds from May 2004
                                                           to October 2004; Assistant
                                                           Treasurer from June 2002 to
                                                           May 2004; Vice President,
                                                           Product Strategy & Development
                                                           of the Liberty Funds Group
                                                           from February 2001 to June
                                                           2002; Assistant Treasurer
                                                           of the Liberty Funds and of
                                                           the Liberty All-Star Funds
                                                           from August 1999 to February
                                                           2001; Audit Manager, Deloitte
                                                           & Touche LLP from May 1997
                                                           to August 1999).

                                                                                          Number of
                                                                                          Portfolios
                                              Term of                                      in Fund
                           Position(s)      Office and                                    Complex/3/
                            Held with        Length of      Principal Occupation(s)       Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy        Time Served/2/     During Past 5 Years           Trustee          Held by Trustee/4/
------------------------   ----------      --------------   -----------------------       -----------       -------------------
Jeffrey R. Coleman         Controller          Since       Controller of the Columbia         N/A                 N/A
One Financial Center                          12/2/04      Funds and of the Liberty
Boston, MA  02111                                          All-Star Funds since
Age 35                                                     October 2004 (formerly Vice
                                                           President of CDC IXIS Asset
                                                           Management Services, Inc.
                                                           and Deputy Treasurer of the
                                                           CDC Nvest Funds and Loomis
                                                           Sayles Funds from February
                                                           2003 to September 2004;
                                                           Assistant Vice President of
                                                           CDC IXIS Asset Management
                                                           Services, Inc. and Assistant
                                                           Treasurer of the CDC Nvest
                                                           Funds from August 2000 to
                                                           February 2003; Tax Manager of
                                                           PFPC, Inc. from November 1996
                                                           to August 2000).

Mary Jo Reilly              Secretary          Since       Partner of the law firm            N/A                 N/A
One Logan Square                              5/1/05       Drinker Biddle &
18th & Cherry Streets                                      Reath LLP.
Philadelphia, PA 19103
Age 56


----------


/1/ Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.
/2/ Beginning in 2005, the Trust will hold a meeting of shareholders to elect trustees every five years. Trustees in office at the time of each meeting may be eligible for re-election. Subject to the foregoing, each trustee holds office until the earliest of (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with the Trust's Declaration of Trust;
     (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or
     (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or (c) the Trust terminates.
/3/ The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. As of the date of this Statement of Additional Information, each trustee oversees the ten portfolios of the Trust that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this Statement of Additional Information. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Prior to December 2, 2004, Mr. Froot was a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.
/4/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.
/5/ Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into the Trust.
/6/ Mr. Vicks resigned as Chairman of the Board of Trustees of the Trust on December 2, 2004. Mr. Seed was elected interim Chairman of the Board of Trustees of the Trust on December 10, 2004 and Chairman of the Board of Trustees of the Trust on May 27, 2005.
/7/ Mr. O'Neill is considered to be an interested Trustee because he owns securities issued by Bank of America Corporation.
/8/  Mr. Wilson was elected President of the Trust on March 3, 2005.
/9/ Mr. Martin served as President of Galaxy from March 4, 2004 until March 3, 2005.


Standing Board Committees

        The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.


        The Audit Committee oversees Galaxy's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of Galaxy's independent registered public accounting firm, reviews and approves the audit and non-audit services performed by the independent registered public accounting firm, evaluates the adequacy of Galaxy's internal financial and disclosure controls, oversees the audit process and reviews with the independent registered public accounting firm the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended May 31, 2005.

        The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of all of the Independent Trustees (Messrs. DeThomasis, Froot, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended May 31, 2005. The Nominating Committee will consider nominees recommended by shareholders. A shareholder who wishes to recommend a candidate for nomination to the Board may send information regarding the prospective candidate to the Nominating Committee of the Board, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attention: Glen
P. Martin. The information should include (i) the name, address and telephone number of the recommending shareholder and evidence of the recommending shareholder's ownership of shares of Galaxy, (ii) the name, address, telephone number and date of birth of the proposed candidate, (iii) a full listing of the proposed candidate's education, experience and current employment, (iv) the names and addresses of at least three professional references, (v) information as to whether the candidate qualifies as a person who is not an "interested person" under the 1940 Act and is "independent" under New York Stock Exchange Listing Standards in relation to Galaxy, and (vi) such other information as may be helpful to the Nominating Committee in evaluating the candidate. All satisfactorily completed information packages relating to a candidate will be forwarded to the members of the Nominating Committee.

        The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There were no formal meetings of the Valuation Committee during the fiscal year ended May 31, 2005.


Trustee Ownership of Fund Shares


        The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy as of December 31, 2004.



                                                             Aggregate Dollar Range of
                               Dollar Range of             Equity Securities in All Galaxy
Name of Trustee         Equity Securities in the Funds/1/  Portfolios Overseen by Trustee/2/
---------------         ---------------------------------  ------------------------------
INDEPENDENT TRUSTEES

James M. Seed           $0                                         $1 - $10,000

Kenneth A. Froot        Tax Exempt Money Market                    Over $100,000
                        over $ 100,000

Louis DeThomasis        Money Market                               Over $100,000
                        over $ 100,000

Dwight E. Vicks, Jr.    $0                                            $0

INTERESTED TRUSTEE

John T. O'Neill         Government Money Market                    over $100,000
                        $50,001 - $100,000
                        Money Market
                        over $100,000


----------


/1./ Includes the value of shares beneficially owned by each trustee in such Fund as of December 31, 2004.

/2./ Consists solely of Galaxy. As of December 31, 2004, Galaxy consisted of 15 portfolios.

        As of July 5, 2005, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.


Board Compensation

        Each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, plus an additional $4,000 for each in-person Galaxy Board meeting attended, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Board is entitled to an additional annual fee in the amount of $4,000 for his services in this capacity. The foregoing trustees' and officers' fees are allocated among the portfolios of Galaxy based on their relative net assets.

        Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by Galaxy in the shares of one or more portfolios of Galaxy, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate Galaxy to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. Galaxy may invest in underlying securities without shareholder approval.

        No employee of Columbia or any of its affiliates or of PFPC Inc. ("PFPC"), Galaxy's sub-administrator, receives any compensation from Galaxy for acting as an officer.

        The following table provides certain information about the fees received by Galaxy's trustees during the last fiscal year.


                               Fiscal Year Ended May 31, 2005
---------------------------------------------------------------------------------------------------
                              Aggregate      Pension or Retirement       Total Compensation from
                             Compensation   Benefits Accrued as Part  Galaxy and Fund Complex1 Paid
Name of Person/Position      From Galaxy       of Fund Expenses               to Trustees
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
James M. Seed/2, 3/
Chairman and Trustee           $ 94,500               None                       $ 94,500
---------------------------------------------------------------------------------------------------
Rev. Louis DeThomasis
Trustee                        $ 85,750               None                       $ 85,750
---------------------------------------------------------------------------------------------------
Kenneth A. Froot/2/
Trustee                        $ 89,750               None                       $ 96,875
---------------------------------------------------------------------------------------------------
Dwight E. Vicks, Jr./3/
Trustee                        $ 88,500               None                       $ 88,500
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------
John T. O'Neill/2/             $ 89,750               None                       $ 89,750
Trustee
---------------------------------------------------------------------------------------------------
EMERITUS TRUSTEES
---------------------------------------------------------------------------------------------------
Bradford S. Wellman/4/         $ 30,250               None                       $ 30,250
---------------------------------------------------------------------------------------------------


----------
/1/ The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment adviser.

/2/ Deferred compensation (including interest) in the amount of $94,151, $154,551 and $101,688, accrued during Galaxy's fiscal year ended May 31, 2005 for Messrs. O'Neill, Seed and Froot, respectively.
/3/ Mr. Vicks resigned as Chairman of the Board of Trustees of the Trust on December 2, 2004. Mr. Seed was elected interim Chairman of the Board of Trustees of the Trust on December 10, 2004 and Chairman of the Board of Trustees of the Trust on May 27, 2005.
/4/ Mr. Wellman resigned as trustee of Galaxy on December 14, 2000. Mr. Wellman served as an emeritus trustee of Galaxy from December 14, 2000 through March 3, 2005 and received the same meeting fees and reimbursement for expenses incurred in attending meetings as the trustees.


Certain Interests of Independent Trustee


        Mr. Vicks serves as Chairman of the Board and Treasurer of Vicks Lithograph & Printing Corp. ("VL&P"). He does not own any stock of VL&P. Until February 2005,VL&P had a $2,000,000 line of credit with a bank subsidiary of Bank of America Corporation, which is under common control with Columbia and CFDI. The line of credit was used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2003 through December 31, 2004 was $1,610,000.00. The balance outstanding as of December 31, 2004 was $875,000.00. Interest was charged at LIBOR plus 150 basis points. In addition, until February 2005, VL&P had four loans from the same Bank of America Corporation subsidiary in the aggregate amount of $2,562,832.00 secured by mortgages on certain real property owned by VL&P. The loans were used to acquire real property and equipment. The highest amount outstanding on the loans during the period January 1, 2003 through December 31, 2004 was $2,562,832.06. The balance outstanding as of December 31, 2004 was $2,562,832.06. Interest was charged at LIBOR plus 150 basis points.


Shareholder and Trustee Liability

        Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or for some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

        The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

        With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER

        On April 1, 2003, several advisory subsidiaries of Columbia Management Group, Inc., including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc.

("CMA"), merged into Columbia. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, Columbia now serves as the Funds' adviser, administrator and pricing and bookkeeping agent. Columbia is an indirect wholly-owned subsidiary of Bank of America Corporation.


        In its advisory agreement, Columbia has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Columbia has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

        For the services provided and expenses assumed, Columbia is entitled to receive advisory fees, computed daily and paid monthly, at the following annual rates:

..       with respect to the Money Market, Government Money Market and Tax-Exempt
        Money Market Funds, 0.40% of the average daily net assets of each Fund; and


..       with respect to the U.S. Treasury Money Market, Connecticut Municipal
        Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market, 0.40% of the first $750,000,000 of average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000.


        Columbia has advised Galaxy that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, it intends to waive advisory fees payable to it by each Fund in an amount equal to 0.05% of the average daily net assets of each such Fund to the extent that a Fund's net assets exceed $750,000,000.


        During the fiscal years ended May 31, 2005 and May 31, 2004, the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002 Galaxy paid advisory fees (net of fee waivers and/or expense reimbursements) to Columbia/FIA as set forth below:

                                                                                 For the Fiscal    For the Fiscal
                                                  For the Fiscal Year Ended       Period Ended       Year Ended
                                                            May 31,                  May 31,*        October 31,
Fund                                                 2005           2004              2003              2002
----                                              ------------  ------------    ----------------  -----------------
Money Market....................................  $  5,738,035  $  6,863,333    $     7,643,706     $   18,589,558
Government Money Market.........................  $  1,910,999  $  2,649,209    $     1,544,832     $    3,142,345
U.S. Treasury Money Market......................  $  2,504,006  $  3,984,083    $     3,065,236     $    6,039,831
Tax-Exempt Money Market.........................  $  4,381,312  $  5,133,248    $     3,543,979     $    6,633,013
Connecticut Municipal Money Market..............  $    826,845  $  1,012,621    $       655,104     $    1,212,557
Massachusetts Municipal Money Market............  $  1,152,099  $  1,459,515    $     1,036,853     $    2,098,805
New York Municipal Money Market Fund............  $     18,047  $      8,626**           ***                ***


----------
* The fiscal year end for each of the Funds has been changed from October 31 to May 31.
** For the period September 16, 2003 (commencement of operations) through May 31, 2004.
***  Not in operation during the period.


        During the fiscal years ended May 31, 2005 and May 31, 2004, the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002 Columbia/FIA waived advisory fees as set forth below:



                                                                                                       For the
                                                                                 For the Fiscal      Fiscal Years
                                                  For the Fiscal Year Ended       Period Ended         Ended
                                                            May 31,                  May 31,*        October 31:
Fund                                                 2005           2004              2003              2002
----                                              -----------  -------------    ----------------    ---------------
Money Market....................................  $    391,148  $    551,905    $       843,034     $    2,226,735
Government Money Market.........................  $          0  $      4,651    $             0     $       27,570
U.S. Treasury Money Market......................  $          0  $          0    $             0     $            0
Tax-Exempt Money Market.........................  $    199,471  $    304,750    $       257,359     $      519,002
Connecticut Municipal Money Market..............  $          0  $          0    $             0     $            0
Massachusetts Municipal Money Market............  $          0  $          0    $             0     $            0
New York Municipal Money Market Fund............  $          0       ***                 ***               ***


----------
* The fiscal year end for each of the Funds has been changed from October 31 to May 31.
** For the period September 16, 2003 (commencement of operations) through May 31, 2004.
***  Not in operation during the period.


        During the fiscal year ended May 31, 2005, Columbia and/or its affiliates reimbursed expenses in the amount of $25,988 for the Government Money Market Fund, $129,318 for the U.S. Treasury Money Market Fund, $14,980 for the Tax-Exempt Money Market Fund, $12,160 for the Massachusetts Municipal Money Market Fund and $128,781 for the New York Municipal Money Market Fund. For the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002, no expenses were reimbursed to the Funds.

        The advisory agreement provides that Columbia shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Columbia in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Columbia on sixty days' written notice and will terminate immediately in the event of its assignment.

Board Approval of Investment Advisory Agreement


        At a meeting held on July 21, 2005, the Board of Trustees of Galaxy, including a majority of the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Columbia with respect to each of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds for an additional six-month period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Columbia's services provided to each Fund and Columbia's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report comparing: (i) the performance of each class of shares of each Fund to the applicable Lipper average and performance universe average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each class of shares of each Fund to peer expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administration fees) for each class of shares of each Fund to peer expense groups; (2) a report from Columbia as to its analysis and conclusions relating to the Lipper data; (3) a report from Columbia as to its analysis and conclusions relating to the management fees (comprised of advisory fees and administration fees) charged to all pooled money market investment products advised by Columbia and its affiliates and Columbia's undertaking to reduce the annual management fees for the Galaxy Institutional Treasury Money Market Fund to 0.20% through waivers;
(4) a report on Columbia's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Columbia or any of its affiliates as a result of Columbia's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by Columbia in providing such advisory services to Galaxy; and (5) a report from Columbia as to the potential for economies of scale within the Columbia fund complex.

        The Trustees also considered the civil complaints that had been filed in February 2004 by the SEC and the Attorney General of New York (NYAG) against Columbia and CFDI alleging (i) in the case of the SEC, that Columbia and CFDI had violated certain provisions of the federal securities law in connection with mutual fund trading activity, and (ii) in the case of the NYAG, that Columbia and CFDI had violated certain New York anti-fraud statutes. The trustees reviewed and considered the remedial actions that had been taken by Columbia and CFDI as a result of these charges and the terms and conditions contained in Columbia's and CFDI's agreements with the SEC and the NYAG in settlement of the charges. In this regard, the trustees met in executive session with Galaxy's Independent Fee Consultant ("IFC"), who had been appointed pursuant to a condition in Columbia's and CFDI's settlement order with the NYAG. The IFC discussed various matters with the trustees as a result of his review of the materials provided by Columbia in connection with the continuation of Galaxy's advisory agreement.

        After discussion, the Board of Trustees, including a majority of the Independent Trustees, reached the following conclusions: (1) Columbia had the capabilities, resources and personnel necessary to manage each Fund; (2) based on the services that Columbia would provide to each Fund under the investment advisory agreement and the expenses incurred by Columbia in the performance of such services and considering Columbia's undertaking as to management fees for the Galaxy Institutional Treasury Money Market Fund, the compensation to be paid to Columbia was fair and equitable with respect to each Fund; (3) the difference in management fees (i) between the Funds and other fund families advised by Columbia and its affiliates were appropriate given the difference in scale between the products and (ii) between the Funds and institutional separate accounts advised by Columbia and its affiliates was reasonable in light of the differing service levels and portfolio management requirements; (4) Columbia's direct and indirect expenses and resulting profitability in providing advisory services to Galaxy was reasonable and that such profitability was likely to decline as assets migrated out of the Funds; and (5) economies of scale in the Columbia fund complex were generally limited to large funds with mature disciplines. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Funds to continue the investment advisory agreement with Columbia for an additional six-month period.

                      PROXY VOTING POLICIES AND PROCEDURES

        Galaxy has delegated to Columbia the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to Columbia, the Board of Trustees of Galaxy reviewed and approved the policies and procedures adopted by Columbia. These included the procedures that Columbia follows when a vote presents a conflict between the interests of a Fund and its shareholders and Columbia, its affiliates, its other clients or other persons.

        Columbia's policy is to vote all proxies for Fund securities in a manner considered by Columbia to be in the best interest of a Fund and its shareholders without regard to any benefit to Columbia, its affiliates, its other clients or other persons. Columbia examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. Columbia also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of a Fund. Columbia determines the best interest of a Fund in light of the potential economic return on the Fund's investment.

        Columbia addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, Columbia's Proxy Committee determines the vote in the best interest of a Fund, without consideration of any benefit to Columbia, its affiliates, its other clients or other persons. Columbia's Proxy Committee is composed of representatives of Columbia's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, Columbia's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

        The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

        Columbia uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.


        Columbia's proxy voting guidelines and procedures are included in this SAI as Appendix B. A description of the Funds' proxy voting policies and procedures is available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available (i) at www.columbiamanagement.com and (ii) on the SEC's website at www.sec.gov.


                  ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING
                              AND BOOKKEEPING AGENT

        Columbia, as successor by merger to FIA, serves as the Funds' administrator, pursuant to an administration agreement between Galaxy and FIA dated July 22, 2002, as amended and restated on June 5, 2003 (the "Administration Agreement"). Columbia generally assists in the administration and operation of the Funds. Columbia has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Columbia prepares the Funds' annual and semi-annual reports to shareholders and the SEC, federal and state tax returns, and filings with state securities commissions, administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Columbia may delegate to another organization the performance of some or all of these services, in which case Columbia will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Columbia has entered into a Sub-Administration Agreement with PFPC, a majority-owned subsidiary of PNC Financial Services Group, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Columbia. For the services provided to the Funds, effective June 5, 2003, Columbia is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                Combined Average Daily Net Assets      Annual Rate
                ---------------------------------      -----------
                Up to $30 billion                      0.067%
                Over $30 billion                       0.050%

        Prior to June 5, 2003, Columbia was entitled to receive fees under the Administration Agreement based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly at the following annual rates:

                Combined Average Daily Net Assets      Annual Rate
                ---------------------------------      -----------
                Up to $2.5 billion....................    0.090%
                From $2.5 to $5 billion...............    0.085%
                From $5 to $12 billion................    0.075%
                From $12 to $15 billion...............    0.065%
                From $15 to $18 billion...............    0.060%
                From $18 to $21 billion...............   0.0575%
                From $21 to $30 billion...............   0.0525%
                Over $30 billion......................    0.050%

        For the period from November 15, 2002 until June 5, 2003, Columbia voluntarily limited the administration fees payable to it by Galaxy in amounts equal to the contractual annual rates currently in effect.

        Columbia, as successor by merger to CMA, also serves as the Funds' pricing and bookkeeping agent, pursuant to a pricing and bookkeeping agreement between Galaxy and CMA dated July 22, 2002, as amended and restated June 5, 2003 (the "Pricing and Bookkeeping Agreement"). Columbia has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, Columbia may delegate to another organization the performance of some or all of these services, in which case Columbia will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Columbia has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, Columbia is entitled to receive an annual fee based on the average net assets of each Fund as stated below. In addition, each Fund that offers multiple classes of shares is subject to an annual fee of $10,000.

                      Assets                                           Fee
                      ------                                         --------
          Net assets under $50 million                               $ 25,000
          Net assets of $50 million but less than $200 million       $ 35,000
          Net assets of $200 million but less than $500 million      $ 50,000
          Net assets of $500 million but less than $1 billion        $ 85,000
          Net assets in excess of $1 billion                         $125,000

        The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Columbia shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

        Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Columbia; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

        Prior to July 22, 2002, PFPC served as Galaxy's administrator and was entitled to receive administration fees, effective May 31, 2001, based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as were payable to Columbia/FIA under the Administration Agreement prior to November 15, 2002, as stated above.

        PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services at the same annual rate as the fee currently payable to Columbia under the Pricing and Bookkeeping Agreement.

        During the fiscal years ended May 31, 2005 and May 31, 2004, the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002, the Funds paid fees for administration and pricing and bookkeeping services (net of fee waivers) to Columbia/FIA and/or CMA and/or PFPC as set forth below:



                                                                                  For the Fiscal        For the
                                                  For the Fiscal Year Ended        Period Ended       Years Ended
                                                             May 31,                 May 31,*         October 31,
Fund                                                 2005           2004               2003              2002
----                                              ------------  ------------     ---------------    ---------------
Money Market....................................  $  1,160,458  $  1,272,276     $     1,502,936    $    3,560,788
Government Money Market.........................  $    401,900  $    531,145     $       313,852    $      611,600
U.S. Treasury Money Market......................  $    521,329  $    804,234     $       621,668    $    1,196,801
Tax-Exempt Money Market.........................  $    917,000  $  1,057,202     $       722,815    $    1,314,051
Connecticut Municipal Money Market..............  $    197,152  $    215,876     $       141,111    $      247,024
Massachusetts Municipal Money Market............  $    257,324  $    292,822     $       202,068    $      415,110
New York Municipal Money Market.................  $     58,911  $     25,166**            ***               ***


----------
* The fiscal year end for each of the Funds has been changed from October 31 to May 31.
** For the period September 16, 2003 (commencement of operations) through May 31, 2004.
***  Not in operation during the period.


        During the fiscal years ended May 31, 2005 and May 31, 2004, the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002, Columbia/FIA and/or CMA and/or PFPC waived administration fees as follows:



                                                                                 For the Fiscal        For the
                                                  For the Fiscal Year Ended       Period Ended       Years Ended
                                                            May 31,                  May 31,*        October 31:
Fund                                                 2005           2004              2003               2002
-----                                            -------------  --------------   ---------------    ---------------
Money Market....................................  $      7,800  $     11,050    $         1,300     $        7,800
Government Money Market.........................  $      7,800  $     11,050    $         1,300     $        7,800
U.S. Treasury Money Market......................  $      7,800  $     11,050    $         1,300     $        7,800
Tax-Exempt Money Market.........................  $      7,800  $     11,050    $         1,300     $        7,800
Connecticut Municipal Money Market..............  $      7,800  $     11,050    $         1,300     $        7,800
Massachusetts Municipal Money Market............  $      7,800  $     11,050    $         1,300     $        7,800
New York Municipal Money Market.................  $      7,800  $     14,387**             ***                ***


----------
* The fiscal year end for each of the Funds has been changed from October 31 to May 31.
** For the period September 16, 2003 (commencement of operations) through May 31, 2004.
***  Not in operation during the period.

                                    CUSTODIAN


        Effective January 6, 2003, PFPC Trust Company ("PFPC Trust"), a subsidiary of PNC Financial Services Group, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian of the Funds' assets pursuant to a Custodian Services Agreement. Prior to January 6, 2003, JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., served as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

        Under the Custodian Services Agreement, the terms of which are similar to those of the prior Global Custody Agreement, PFPC Trust has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that PFPC Trust shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.


                                 TRANSFER AGENT

        Effective June 13, 2005, Columbia Funds Services ("CFS"), an affiliate of Columbia, serves as the Funds' transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to CFS should be directed to CFS at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, CFS has agreed to:
(i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations. Prior to June 13, 2005, PFPC served as the Fund's transfer agent and dividend disbursing agent.

        CFS may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Money Market, Government Money Market and U.S. Treasury Money Market Funds held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by CFS for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Money Market, Government Money Market and U.S. Treasury Money Market Funds to CFS have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of these Funds indirectly bear these fees.

        Fleet Bank, an affiliate of Columbia and subsidiary of Bank of America Corporation, is paid a fee for Sub-Account Services performed with respect to Trust Shares of the Money Market, Government Money Market and U.S. Treasury Money Market Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and CFS, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended May 31, 2005, Fleet Bank received $170,989 for Sub-Account Services. CFS bears this expense directly, and shareholders of Trust Shares of these Funds bear this expense indirectly through fees paid to CFS for transfer agency services.


                                    EXPENSES


        Columbia, CFS and PFPC Trust bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Columbia and its affiliates); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

        Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

        Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Columbia will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

        The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

        In purchasing or selling securities for the Funds, Columbia will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Columbia may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

        Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Columbia or its affiliates, and will not give preference to affiliates and correspondent banks of Columbia with respect to such transactions.


        Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. During the fiscal year ended May 31, 2005, the Funds purchased securities of its regular brokers or dealers as set forth below:



   ---------------------------------------------------------------------------
                                                                  Value as of
          Fund                    Broker/Dealer                   May 31, 2005
   ---------------------------------------------------------------------------
   Money Market Fund         Morgan Stanley & Co. Inc.           $  40,000,000
   ---------------------------------------------------------------------------
   Money Market Fund         Goldman Sachs & Co.                 $  25,016,342
   ---------------------------------------------------------------------------
   Money Market Fund         Credit Suisse First Boston Corp.    $  12,001,392
   ---------------------------------------------------------------------------


        Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Columbia. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Columbia believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Columbia may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                  SHAREHOLDER SERVICES PLAN -- RETAIL A SHARES

        Galaxy has adopted a Shareholder Services Plan with respect to Retail A Shares of each Fund pursuant to which Galaxy intends to enter into servicing agreements with institutions (including affiliates of Bank of America Corporation). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Retail A Shares in consideration for payment of up to 0.50% (on an annualized basis) of the average daily net asset value of Retail A Shares of a Fund beneficially owned by such customers. Services under the Shareholder Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFDI; processing dividend payments from a Fund; providing customers with information as to their positions in Retail A Shares; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Such services are intended to supplement the services provided by Columbia as administrator and PFPC as transfer agent.


        Although the Shareholder Services Plan has been approved with respect to Retail A Shares and Trust Shares of the Funds, as of the date of this Statement of Additional Information, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of each Fund, and to limit the payment under these servicing agreements for each Fund to no more than 0.10% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Retail A Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail A Shares. As of May 31, 2005, Galaxy had entered into Servicing Agreements only with affiliates of Bank of America Corporation.


        Each Servicing Agreement between Galaxy and an institution relating to the Shareholder Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the institution agree to waive a portion of the servicing fee payable to it under the Shareholder Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Retail A Shares of such Funds on any day do not exceed the income to be accrued to such Retail A Shares on that day.


        During the fiscal years ended May 31, 2005 and May 31, 2004, the fiscal period from November 1, 2002 through May 31, 2003 and the fiscal year ended October 31, 2002, Galaxy made payments to institutions (net of expense reimbursements) with respect to Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market, New York Municipal Money Market Funds as shown in the table below:



                                                                                      For the Fiscal     For the Fiscal
                                                      For the Fiscal Year Ended        Period Ended       Years Ended
                                                                May 31,                   May 31,*        October 31:
Fund                                                    2005             2004              2003              2002
-----                                             ---------------  -----------------  ---------------- -----------------
Money Market....................................  $  327,183       $  222,536/(1)/    $  666,116/(2)/  $  2,477,360
Government Money Market.........................  $  210,096/(3)/  $  361,936         $  132,364/(2)/  $    322,362/(4)/
U.S. Treasury Money Market......................  $  267,528/(3)/  $  523,388         $  359,905       $    760,988
Tax-Exempt Money Market.........................  $  146,811/(3)/  $  205,873         $  143,806       $    266,294
Connecticut Municipal Money Market..............  $  121,032/(3)/  $  251,034/(1)/    $  163,461       $    302,549
Massachusetts Municipal Money Market............  $  149,803/(3)/  $  291,964/(1)/    $  205,108       $    394,726
New York Municipal Money Market.................  $   17,103/(3)/  $   20,769/(1)/**     ***                ***


----------

/(1)/ For the fiscal year ended May 31, 2004, Columbia and/or its affiliates reimbursed shareholder services fees of $201,233, $1,820, $1,544 and $987, respectively for the Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund.


/(2)/ For the period from November 1, 2002 through May 31, 2003, Columbia and/or its affiliates reimbursed shareholder services fees of $247,788 for the Money Market Fund and $13,129 for the Government Money Market Fund.


/(3)/ For the fiscal year ended May 31, 2005, Columbia and/or its affiliates reimbursed shareholder services fees of $27,929, $94,223, $4,095, $35,910, $19,243 and $4,823 respectively for the Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund.
/(4)/ For the fiscal year ended October 31, 2002, Columbia and/or its affiliates reimbursed shareholder service fees of $7,780 for the Government Money Market Fund.


* The fiscal year end for each of the Funds has been changed from October 31 to May 31.
** For the period September 16, 2003 (commencement of operations) through May 31, 2004.
***   Not in operation during the period.

        Galaxy's Servicing Agreements are governed by the Shareholder Services Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Retail A Shares of each Fund. Pursuant to the Shareholder Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the Servicing Agreements and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

        The Board of Trustees has approved Galaxy's arrangements with institutions based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail A Shares of the Funds. Any material amendment to Galaxy's arrangements with institutions must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with institutions are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.

                                   DISTRIBUTOR

        CFDI serves as Galaxy's distributor. CFDI, an affiliate of Columbia, is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111. Galaxy's shares are offered for sale on a continuous basis. CFDI will use its best efforts to sell Fund shares.

        Unless otherwise terminated, the Distribution Agreement between Galaxy and CFDI remains in effect from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of Galaxy's trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. CFDI does not receive any compensation from Galaxy or any of the Funds for its services under the Distribution Agreement.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


        PricewaterhouseCoopers LLP, with offices at 125 High Street, Boston, Massachusetts 02110-1707, serves as independent registered public accounting firm for Galaxy. The financial highlights for the respective Funds included in their Prospectuses and the financial statements for the Funds contained in the Funds' Annual Report to Shareholders for the fiscal years ended May 31, 2005 and May 31, 2004 were audited by PricewaterhouseCoopers LLP. The financial highlights for the fiscal period ended May 31, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 were audited by Galaxy's former independent registered public accounting firm.


                                     COUNSEL


        Drinker Biddle & Reath LLP (of which Mary Jo Reilly, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to Galaxy and will pass upon certain legal matters on its behalf. The law firm of Day, Berry & Howard LLP, City Place I, Hartford, Connecticut 06103-3499, serves as special Connecticut counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Connecticut Municipal Money Market Fund concerning Connecticut taxes and the description of special considerations relating to

Connecticut Municipal Securities. The law firm of Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as special Massachusetts counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Massachusetts Municipal Money Market Fund concerning Massachusetts taxes and the description of special considerations relating to Massachusetts Municipal Securities. The law firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as special New York counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the New York Municipal Money Market Fund concerning New York taxes and the description of special considerations relating to New York Municipal Securities.


                        PERFORMANCE AND YIELD INFORMATION


        The current yields for the Funds may be obtained by calling Galaxy at 1-800-345-6611.

        For the seven-day period ended May 31, 2005, the annualized yields and effective yields for Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds, and the tax-equivalent yield and tax-equivalent effective yield for Retail A Shares of the Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds, were as set forth below:



                                                                                Tax-
                                                                  Tax-       Equivalent
                                       Annualized  Effective   Equivalent    Effective
Fund                                      Yield      Yield       Yield         Yield
----                                   ----------  ---------  ------------  ------------
Money Market..........................    2.50%      2.53%         N/A           N/A
Government Money Market...............    2.41%      2.44%         N/A           N/A
U.S. Treasury Money Market............    2.18%      2.20%         N/A           N/A
Tax-Exempt Money Market...............    2.11%      2.13%        3.25%         3.28%
Connecticut Municipal Money Market....    2.10%      2.12%        3.38%         3.42%
Massachusetts Municipal Money Market..    2.14%      2.16%        3.48%         3.51%
New York Municipal Money Market Fund..    2.34%      2.37%        3.87%         3.91%

----------

        For the seven-day period ended May 31, 2005, the annualized yields and effective yields for Trust Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds, and the tax-equivalent yield and tax-equivalent effective yield for Trust Shares of the Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds were as set forth below:



                                                                                Tax-
                                                                  Tax-       Equivalent
                                       Annualized  Effective   Equivalent    Effective
Fund                                      Yield      Yield       Yield         Yield
----                                   ----------  ---------  ------------  ------------
Money Market..........................    2.65%      2.68%         N/A           N/A
Government Money Market...............    2.58%      2.61%         N/A           N/A
U.S. Treasury Money Market............    2.33%      2.35%         N/A           N/A
Tax-Exempt Money Market...............    2.24%      2.26%        3.45%         3.48%
Connecticut Municipal Money Market....    2.19%      2.21%        3.53%         3.56%
Massachusetts Municipal Money Market..    2.22%      2.24%        3.61%         3.64%
New York Municipal Money Market.......    2.44%      2.47%        4.03%         4.08%


----------
        Tax-equivalent yields were calculated using the maximum applicable federal and state income tax rates.


        The U.S. Treasury Fund may calculate a "state flow through yield," which shows the level of taxable yield needed to produce an after-tax yield equivalent to a particular state's tax-exempt yield achieved by the Fund. The state flow through yield refers to that portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities and which qualifies for exemption from state taxes. Assuming, for purposes of illustration, state income tax rates of 3%, 7% and 11%, the state flow through yields for the seven-day period ended May 31, 2005 for Retail A Shares and Trust Shares of the U.S. Treasury Money Market Fund were as set forth below:



Series                                      3%        7%      11%
------                                    -------  -------  -------
Retail A Shares......................      2.25%     2.34%    2.45%
Trust Shares.........................      2.40%     2.51%    2.62%


Performance Reporting

        From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as Money Fund Report(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature. The performance of the Money Market, Government Money Market and U.S. Treasury Money Market Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Yield data will be calculated separately for Trust Shares and Retail A Shares of the Funds.

        The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement. Each Fund may also advertise its "effective yield." The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, each Tax-Exempt Money Market Fund may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above. The U.S. Treasury Money Market Fund may also advertise a "state flow through yield," as discussed above.

        The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

        The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

        As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

        Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by an independent registered public accounting firm.

        A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.


        As of July 5, 2005, the name, address and percentage ownership of the entities or persons that held of record or beneficially 5% or more of the outstanding shares of each class of Galaxy's investment portfolios were as follows:

                                              Percent
Registration Name                            Ownership
-------------------------------------------------------
Money Market Fund
      Trust Shares
      Bank of America, NA                     96.68%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Stable Asset Fund                        6.35%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Invesco-Fleet Savings Plus Fixed
      c/o Bank of America                      5.76%
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

Tax-Exempt Money Market Fund
      Trust Shares
      Bank of America, NA                     99.99%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Retail A Shares
      Stephen D.R. Moore                      12.67%
      And Patricia Moore
      10 Bellevue Avenue
      Cambridge, MA 02140-3614

Government Money Market Fund
      Trust Shares
      Bank of America, NA                     94.05%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Monmouth County Reclaimation             6.52%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Living Care Villages                    15.11%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Retail A Shares
         Clifford Lawton and                   7.43%
         Kathy A. Lawton
         14 Hickory Hill Way
         West Granley, CT 06090-1503

         Executive Cellular Phones, Inc.
         1 Lafayette Drive                    12.62%
         Kendall Park, NJ 08824-1936

U.S. Treasury Money Market Fund
      Trust Shares
      Bank of America, NA                     98.38%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

                                             Percent
Registration Name                            Ownership
-------------------------------------------------------
Institutional Government Money Market Fund
      Institutional Shares
      Bank of America, NA                     58.62%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Bank of America Securities
      LLC BAC                                 41.38%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

      AGT Acusphere                            7.43%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn: Trust Operations

      Acusphere Sec                            6.53%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn: Trust Operations

      Select Shares
      Bank of America Securities
      LLC BAC 100.00%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

      Preferred Shares
      Bank of America Securities
      LLC BAC 100.00%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

                                             Percent
Registration Name                            Ownership
-------------------------------------------------------
  Connecticut Municipal Money Market Fund
      Trust Shares
      Bank of America, NA                    100.00%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Saybrook Inv LLC IMA                    17.21%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Buck, Peter HNC Rev T/RUA
      c/o Bank of America                     15.73%
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Eric M. Sachs DIM                        5.77%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Carmen L. Buck Estate IMA
      c/o Bank of America                      5.33%
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Retail A Shares
      John A. Garofoli III and                25.84%
      Susan Shuskus Garafoli
      20 Whalint Road
      Darien, CT 06820-5930

      National Financial Services Corp.
      Attn:  Mike McLaughlin                  61.50%
      Church Street Station
      P.O. Box 3908
      New York, NY  10008-3908

  New York Municipal Money Market Fund
      Trust Shares
      Bank of America, NA                    100.00%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Steven A. Tehan IM                      11.00%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      George A. Matteson                       9.22%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

                                             Percent
Registration Name                            Ownership
-------------------------------------------------------
      SM Hilles TUW ART FBO Frederick
      c/o Bank of America                      5.38%
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Robert Tehan                             5.28%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn:  Trust Operations

      Retail A Shares
      Bank of America Securities
      LLC BAC                                 99.49%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

  Massachusetts Municipal Money Market Fund
      Retail A Shares
      National Financial Services Corp.
      Attn:  Mike McLaughlin                  92.81%
      Church Street Station
      P.O. Box 3908
      New York, NY  10008-3908

      Trust Shares
      Bank of America Securities
      LLC BAC                                100.00%

      Money Fund Operatio9n Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

Institutional Treasury Money Market Fund
      Institutional Shares
      Bank of America Securities
       LLC BAC                                14.19%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

      Bank of America, NA                     26.80%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

                                             Percent
Registration Name                            Ownership
-------------------------------------------------------
      Fleet Bank Omnibus                      54.64%
      CAS Operations
      150 Windsor Street
      Hartford, CT 06120-2913
      Mail Stop CT2-505-04-07

      Loring Wolcott Client
      Sweep Acct                              10.36%
      c/o Bank of America
      411 North Akard
      Dallas, TX 75201
      Attn: Trust Operations

      Select Shares
      Bank of America Securities
      LLC BAC                                100.00%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

      Preferred Shares
      Bank of America Securities
      LLC BAC                                 98.92%
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001

Institutional Money Market Fund
      Institutional Shares
      Bank of America Securities LLC BAC
      Money Fund Operation Group
      3rd Floor
      200 North College Street                34.64%
      Charlotte, NC 28255-0001

                                             Percent
Registration Name                            Ownership
-------------------------------------------------------
      Fleet National Bank                      8.68%
      Mail Stop CT2-505-04-07
      150 Windsor Street
      Hartford, CT 06120-2913

      Bank of America, NA                     55.96%
      TX1-945-06-07
      6th Floor
      411 N. Akard Street
      Dallas, TX 75201-3307

      Select Shares
      Bank of America Securities LLC BAC
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001               100.00%

      Preferred Shares
      Bank of America Securities LLC BAC
      Money Fund Operation Group
      3rd Floor
      200 North College Street
      Charlotte, NC 28255-0001               100.00%

                              FINANCIAL STATEMENTS


        Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended May 31, 2005 has been filed with the SEC. The financial statements contained in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights for the Funds for the fiscal years ended May 31, 2005 and May 31, 2004 have been audited by Galaxy's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The information in the Annual Report for the period ended May 31, 2003 and the years ended October 31, 2002, 2001 and 2000 was audited by Galaxy's former independent registered public accounting firm.

                                   APPENDIX A
                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

        A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:


        "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

        "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

        Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

        "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

        "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

        "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

        "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


        Fitch Ratings, Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


        "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

        "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

        "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

        "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

        "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

        "D" - Securities are in actual or imminent payment default.

        "NR" - This designation indicates that Fitch does not publicly rate the issuer or issue in question.

        The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

        "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an "R-1
(high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for the "R-1 (high)" category, few entities are strong enough to achieve this rating.

        "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition which DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

        "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

        "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

        "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

        "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

        "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

        "D" - Short-term debt rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.


Long-Term Credit Ratings

        The following summarizes the ratings used by Standard & Poor's for long-term issues:


        "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        "AA" - An obligation rated "AA" differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

        "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Plus (+) or minus (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

        "N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular obligation as a matter of policy

        Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


        The following summarizes the ratings used by Moody's for long-term debt:

        "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

        "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

        "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

        "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

        "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

        "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

        "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.


        "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

        "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


        Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        The following summarizes long-term ratings used by Fitch:


        "AAA" - Securities considered to be investment grade and of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

        "AA" - Securities considered to be investment grade and of very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

        "A" - Securities considered to be investment grade and of high credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

        "BBB" - Securities considered to be investment grade and of good credit quality. "BBB" ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

        "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

        "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

        "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

        "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.


        Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.


        Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

        "NR" indicates that Fitch does not publicly rate the issuer or issue in question.


        The following summarizes the ratings used by DBRS for long-term debt:


        "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

        "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases, it differs from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

        "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

        "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

        "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

        "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

        "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

        "D" - Long-term debt rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

        ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.


Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor's

        CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.


        Rating Outlook: A Standard & Poor's rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

                .       "Positive" means that a rating may be raised.
                .       "Negative" means that a rating may be lowered.

                .       "Stable" means that a rating is not likely to change.
                .       "Developing" means a rating may be raised or lowered.


Moody's

        Watchlist: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG") or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

        Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.

Fitch

        Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

        Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


        Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be "positive", "stable" or "negative". A positive" or "negative" Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to "positive" or "negative" if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as "evolving".

DBRS


        Rating Trends: Each DBRS rating category is appended with one of three rating trends - "Positive", "Stable", or "Negative". The rating trend helps to give the investor an understanding of DBRS's opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

        Rating Actions: In addition to confirming or changing ratings, other DBRS rating actions include:

        (1) Suspended Ratings. Rating opinions are forward looking. While a rating will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.


        Since the availability of such information is critical to the rating assessment, any reluctance in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.


        (2) Discontinued Ratings. When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future (e.g. commercial paper, long-term debt or preferred shares), DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

        (3) Ratings "Under Review." In practice, DBRS maintains continuous surveillance of the entities it rates and therefore all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely fashion, then the rating(s) of the issuer(s) will be placed "Under Review" since they may no longer be appropriate and can no longer be relied upon.

        Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications". These qualifications indicate DBRS's preliminary evaluation of the impact on the credit quality of the security/issuer. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS's final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.


Municipal Note Ratings


        A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by Standard & Poor's for municipal notes:

        "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

        "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

        Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

        "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

        "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

        "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

        "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

        In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

        When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".


        VMIG rating expirations are a function of each issue's specific structural or credit features.

        "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


        "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


        "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

        Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information or based on other circumstances.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B
                   Columbia Management Advisors, Inc. ("CMA")
                      Proxy Voting Policies and Procedures

                 Adopted July 1, 2003 and revised March 4, 2005


POLICY:


All proxies/1/ regarding client securities for which Columbia Management Advisors, Inc. ("CMA") has assumed authority to vote shall, unless CMA determines in accordance with policies stated below to abstain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients, including the CMG Family Funds/2/ and their shareholders, without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA shall vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when CMA expects to routinely abstain from voting:

        1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.

        2. Proxies will usually not be voted in cases where CMA deems the costs to the Client and/or the administrative inconvenience of voting the security (e.g., some foreign securities) outweigh the benefit of doing so.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines, as stated below. For those proxy proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guidelines, the CMG Proxy Committee will determine the best interest of CMA's clients and vote accordingly, without consideration of any resulting benefit or detriment to CMA or its affiliates.


----------

/1/ The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

/2/ A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

OVERVIEW:


CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES


Except as otherwise directed by the client, CMA shall vote as follows:

Separately Managed Accounts

CMA shall vote proxies on securities held in its separately managed accounts.

Columbia Trust Company (CTC) Trust Pools

CMA shall vote proxies on securities held in the trust pools.

CMG Family Funds/CMA Fund Trust

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

Columbia Private Portfolio

CMA shall vote proxies on securities held in its separately managed accounts.


Alternative Investment Group

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.


The Proxy Committee's functions shall include, in part,


          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

        1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

        2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

        3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

        4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

                . To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

                . To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                        . The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                        . Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

        1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

        2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

        3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES


A. The Proxy Committee has adopted the following guidelines for voting proxies:


1. Matters Relating to the Board of Directors/Corporate Governance


CMA generally will vote FOR:


        . Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

        However, CMA generally will WITHHOLD votes from pertinent director nominees if:

                (i) the board as proposed to be constituted would have more than one-third of its members from management;

                (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as

                        "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

                (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

                (iv) a director serves on more than six public company boards;

                (v) the CEO serves on more than two public company boards other than the company's board.

        On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

..       Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

..       Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

        . Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

                .       Established governance standards and guidelines.
                .       Full board composed of not less than two-thirds
                        "independent" directors, as defined by applicable regulatory and listing standards.
                .       Compensation, as well as audit and nominating (or
                        corporate governance) committees composed entirely of independent directors.
                .       A designated or rotating presiding independent director
                        appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
                .       Disclosed processes for communicating with any
                        individual director, the presiding independent director
                        (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
                .       The pertinent class of the Company's voting securities
                        has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

        . Proposals that grant or restore shareholder ability to remove directors with or without cause.



        . Proposals to permit shareholders to elect directors to fill board vacancies.

        . Proposals that encourage directors to own a minimum amount of company stock.

        .       Proposals to provide or to restore shareholder appraisal rights.

        .       Proposals to adopt cumulative voting.


        .       Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:


        . Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.


        . Proposals that give management the ability to alter the size of the board without shareholder approval.

        . Proposals that provide directors may be removed only by supermajority vote.


        .       Proposals to eliminate cumulative voting.


        . Proposals which allow more than one vote per share in the election of directors.


        . Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

        . Proposals that mandate a minimum amount of company stock that directors must own.

        .       Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

        . Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

        . Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

        . Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.


CMA generally will vote FOR:


        . Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

        .       Proposals asking a company to expense stock options.

        .       Proposals to put option repricings to a shareholder vote.

        .       Employee stock purchase plans that have the following features:
                (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

                CMA generally will vote AGAINST:


        . Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

        . Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization


                CMA generally will vote FOR:


        . Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

                For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.


        . Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

        . Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.


        . Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures


CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

                Poison Pills


        . CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

        . CMA generally votes FOR shareholder proposals to eliminate a poison pill.

        . CMA generally votes AGAINST management proposals to ratify a poison pill.


                Greenmail


        . CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.


                Supermajority vote


        . CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

        . CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

                CMA generally will vote FOR:

        . Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

        . Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
                .       Credible reason exists to question:
                        .       The auditor's independence, as determined by
                                applicable regulatory requirements.
                        .       The accuracy or reliability of the auditor's
                                opinion as to the company's financial position.

                . Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

        . Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).


        . Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

                CMA generally will vote AGAINST:


        . Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

        . Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

        . Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

        . Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

        . Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

        . Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

        . FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

        . FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

        . Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

        . Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

        . Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

        . Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

        . Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

        . Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

        .       Board structure
        .       Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

        . Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business.

                Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
        . Ignore a shareholder proposal that is approved by a majority of shares outstanding;
        . Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
        . Are interested directors and sit on the audit or nominating committee; or
        . Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

                Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

        .       Past performance relative to its peers
        .       Market in which fund invests
        .       Measures taken by the board to address the pertinent issues
                (e.g., closed-end fund share market value discount to NAV)
        .       Past shareholder activism, board activity and votes on related proposals
        .       Strategy of the incumbents versus the dissidents
        .       Independence of incumbent directors; director nominees
        .       Experience and skills of director nominees
        .       Governance profile of the company
        .       Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Past performance as a closed-end fund
        .       Market in which the fund invests
        .       Measures taken by the board to address the discount
        .       Past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
        .       Proposed and current fee schedules
        .       Fund category/investment objective
        .       Performance benchmarks
        .       Share price performance as compared with peers
        .       Resulting fees relative to peers
        .       Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
        .       Stated specific financing purpose
        .       Possible dilution for common shares
        .       Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
        .       Potential competitiveness
        .       Regulatory developments
        .       Current and potential returns
        .       Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:
        .       Fund's target investments
        .       Reasons given by the fund for the change
        .       Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
        .       Political/economic changes in the target market
        .       Consolidation in the target market
        .       Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:


        .       Potential competitiveness
        .       Current and potential returns
        .       Risk of concentration
        .       Consolidation in target industry


Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
        .       Strategies employed to salvage the company
        .       Past performance of the fund
        .       Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
        .       The degree of change implied by the proposal
        .       The efficiencies that could result
        .       The state of incorporation; net effect on shareholder rights
        .       Regulatory standards and implications

CMA will vote FOR:
        . Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
        . Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:
        .       Proposals enabling the Board to:
                . Change, without shareholder approval the domicile of the fund
                . Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
        .       Regulations of both states
        .       Required fundamental policies of both states
        .       The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Fees charged to comparably sized funds with similar objectives
        .       The proposed distributor's reputation and past performance
        .       The competitiveness of the fund in the industry
        .       Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Resulting fee structure
        .       Performance of both funds
        .       Continuity of management personnel
        .       Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
        .       Performance of the fund's NAV
        .       The fund's history of shareholder relations
        .       The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.


B. Ability to Vote Proxies Other than as Provided in A Above.


A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.


C. Proposals Requiring Special Consideration


The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

                        1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

                        2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

                        3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

                        4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

                        5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A.

                        6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

                        7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

        . CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

        . ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

        . On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

        . ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

        . Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

                . If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

        . Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented. o ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                                 THE GALAXY FUND

                                    FORM N-1A

PART C. OTHER INFORMATION

Item 22.    Exhibits

                (a)     (1)     Declaration of Trust dated March 31, 1986./2/

                        (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988./2/

                        (3) Certificate of Classification of Shares pertaining to Class A shares and Class B shares./2/

                        (4) Certificate of Classification of Shares pertaining to Class C shares; Class D shares; and Class E shares./2/

                        (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 shares and Class D - Special Series 1 shares./2/

                        (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J - Series 2 shares./2/

                        (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K
                                - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares./2/

                        (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P
                                - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares./2/

                        (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares. /2/

                        (10) Certificate of Classification of Shares pertaining to Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class W shares; and Class X - Series 1 shares and Class X - Series 2 shares./3/

                        (11) Certificate of Classification of Shares pertaining to Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares./3/

                        (12) Certificate of Classification of Shares pertaining to Class A - Special Series 2 shares./3/

                        (13) Certificate of Classification of Shares pertaining to Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares./3/

                        (14) Certificate of Classification of Shares pertaining to Class BB shares; Class CC shares; and Class DD shares./3/

                        (15) Certificate of Classification of Shares pertaining to Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares./3/

                        (16) Certificate of Classification of Shares pertaining to Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G - Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares./3/

                        (17) Certificate of Classification of Shares pertaining to Class EE - Series 1 shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W - Special Series 1 shares./6/

                        (18) Certificate of Classification of Shares pertaining to Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares./7/

                        (19) Certificate of Classification of Shares pertaining to Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ
                                - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class

                                KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL
                                - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM
                                - Series 3 shares./8/

                        (20) Certificate of Classification of Shares pertaining to Class MM - Series 4 shares./10/

                        (21) Certificate of Classification of Shares pertaining to Class NN-Series 1 shares, Class NN-Series 2 shares, and Class NN-Series 3 shares./10/

                        (22) Certificate of Classification of Shares pertaining to Class NN-Series 4 shares and Class NN- Series 5 shares. /11/

                        (23) Certificate of Classification of Shares pertaining to Class OO - Series 1 shares, Class OO - Series 2 shares, Class OO - Series 3 shares, Class OO - Series 4 shares and Class OO
                                - Series 5 shares; Class PP - Series 1 shares, Class PP - Series 2 shares, Class PP - Series 3 shares, Class PP - Series 4 shares and Class PP
                                - Series 5 shares; Class QQ - Series 1 shares, Class QQ - Series 2 shares, Class QQ - Series 3 shares, Class QQ - Series 4 shares and Class QQ
                                - Series 5 shares; Class P- Series 3 shares;
                                Class KK - Series 4 shares; Class Q - Series 3 shares; Class LL - Series 4 shares; Class O - Series 3 shares; Class R - Series 4 shares; and Class JJ - Series 4 shares./13/

                        (24) Certificate of Classification of Shares pertaining to Class Y - Series 3 shares; Class FF - Special Series 1 and Class FF - Special Series 2 shares; Class GG -Special Series 1 shares and Class GG-Special Series 2 shares./14/

                        (25) Certificate of Classification of Shares pertaining to Class RR-Series 1 shares, Class RR
                                - Series 2 shares and Class RR - Series 3 shares; Class SS- Series 1 shares, Class SS - Series 2 shares and Class SS - Series 3 shares; and Class TT - Series 1 shares, Class TT - Series 2 shares and Class TT - Series 3 shares./16/

                        (26) Certificate of Classification of Shares pertaining to Class UU - Series 1 shares, Class UU - Series 2 shares, Class VV - Series 1 shares, Class VV - Series 2 shares, Class WW - Series 1 shares, Class WW - Series 2 shares, Class WW - Series 3 shares, and Class S - Special Series 1 shares and Class S - Special Series 2 shares./17/

                        (27) Certificate of Classification of Shares pertaining to Class BB - Special Series 1, Class BB - Special Series 2, Class BB - Special Series 3, and Class BB - Special Series 4; Class CC - Special Series 1; and Class DD - Special Series 1, Class DD - Special

                                Series 2, Class DD - Special Series 3 and Class DD - Special Series 4 shares./22/

                (b)     (1)     Code of Regulations./2/

                        (2) Amendment to the Code of Regulations adopted on December 14, 2000./15/

                        (3) Amendment to the Code of Regulations adopted on March 1, 2001./15/

                (c)     (1)     Article V, Section 5.1, and Article VIII,
                                Section 8.1, of Registrant's Declaration of
                                Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to
                                Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).


                (d)     (1)     Advisory Agreement between the Registrant and
                                Columbia Management Advisors, Inc. dated as of June 3, 2004./23/

                        (2) Form of Advisory Fee Waiver and Expense Cap Letter Agreement between the Registrant and Columbia Management Advisors, Inc./24/

                (e)     (1)     Form of Distribution Agreement between the
                                Registrant and Columbia Management
                                Distributors, Inc./25/


                (f)     (1)     The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund
                                II Deferred Compensation Plan and Related
                                Agreement effective as of January 1, 1997./1/

                (g)     (1)     Custodian Services Agreement between the
                                Registrant and PFPC Trust Company dated as of November 1, 2002./18/

                        (2) Custodian Services Fees letter between the Registrant and PFPC Trust Company dated as of November 1, 2002./18/

                        (3) Form of Amendment No. 1 to the Custodian Services Agreement between the Registrant and PFPC Trust Company. /19/

                (h)     (1)     Administration Agreement between the Registrant
                                and Columbia Management Advisors Inc.
                                dated as of July 22, 2002 as amended and restated as of June 5, 2003. /20/


                        (2) Form of Transfer Agency and Services Agreement between the Registrant and Columbia Funds Services, Inc.,/25/

                        (3) Anti-Money Laundering and Privacy Amendment to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated as of July 1, 2003./20/

                        (4) Shareholder Services Plan for Retail A Shares and Trust Shares and Related Forms of Servicing Agreements./21/

                        (5) Shareholder Services Plan for Select Shares and Preferred Shares and Related Forms of Servicing Agreements./21/

                        (6) Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated as of July 22, 2002, as amended and restated as of June 5, 2003./20/


                (i)     (1)     Opinion and consent of counsel dated
                                September 28, 1999./5/

                        (2) Opinion and consent of counsel dated December 3, 1999./6/

                        (3) Opinion and consent of counsel dated February 28, 2000. /9/

                        (4) Opinion and consent of counsel dated May 30, 2000./11/

                        (5) Opinion and consent of counsel dated May 31, 2000./12/

                        (6) Opinion and consent of counsel dated February 27, 2001./14/

                        (7)     Opinion and consent of counsel dated May 11
                                2001./16/

                        (8) Opinion and consent of counsel dated July 12, 2002./17/

                        (9) Opinion and consent of counsel dated December 23, 2003./21/


                (j)     (1)     Consent of Drinker Biddle & Reath LLP./25/

                        (2)     Consent of Day, Berry & Howard LLP./25/

                        (3)     Consent of Wilke Farr & Gallagher LLP./25/

                        (4)     Consent of Ropes & Gray LLP./25/

                        (5)     Consent of PricewaterhouseCoopers./25/


                (k)             None.

                (l)     (1)     Purchase Agreement between the Registrant and
                                Shearson Lehman Brothers Inc. dated July 24,
                                1986./2/

                        (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds./2/

                        (3) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the

                                Connecticut Municipal Bond, Massachusetts
                                Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds./2/

                        (4) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds./2/

                        (5) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves./4/

                        (6) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated June 23, 2000 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II./13/

                        (7) Purchase Agreement between the Registrant and FIM Funding, Inc. with respect to the New York Municipal Money Market Fund./20/


                (n)     (1)     Amended and Restated Plan Pursuant to Rule 18f-3
                                for Operation of a Multi-Class System./25/


                (p)             Not applicable.

/1/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

/2/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

/3/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

/4/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

/5/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

/6/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

/7/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

/8/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

/9/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

/10/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

/11/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 31, 2000.

/12/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 1, 2000.

/13/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 29, 2000.

/14/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2001.

/15/ Filed electronically as an Exhibit and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC on April 2, 2001.

/16/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 18, 2001.

/17/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on July 31, 2002.

/18/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 27, 2002.

/19/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2003.

/20/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 26, 2003.

/21/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 23, 2003.

/22/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 2004.

/23/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on July 30, 2004.


/24/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 25, 2005.

/25/ Filed herewith.


Item 23.    Persons Controlled By or Under Common Control with Registrant

            Registrant is controlled by its Board of Trustees.

Item 24.    Indemnification

        Indemnification of the Registrant's custodian and transfer agent against certain losses is provided for, respectively, in Section 13 of the Custodian Services Agreement incorporated herein by reference as Exhibit (g)(1) and in
Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(2). Indemnification of the Registrant's Administrator and Distributor against certain losses is provided for, respectively, in Paragraph 6 of the Administration Agreement incorporated herein by reference as Exhibit (h)(1) and in Section 7 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Indemnification of the Registrant's pricing and bookkeeping agent against certain losses is provided for in Paragraph 6 of the Pricing and Bookkeeping Agreement incorporated herein by reference as Exhibit (h)(8). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition,

Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:

        9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.    Business and Other Connections of Investment Adviser

            To the knowledge of the Registrant, none of the directors or officers of Columbia Management Advisors, Inc. ("CMA"), the adviser to the Registrant, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA. The following is a list of all officers of CMA:

            NAME                                      TITLE


Keith T. Banks                        Chairman, Chief Executive Officer, Chief
                                      Investment Officer and President
Thomas P. Fay                         Executive Vice President
Brenda J. Furlong                     Executive Vice President
Harvey B. Hirschhorn                  Executive Vice President
Matthew A. Kerin                      Executive Vice President
Robert K. McConnaughey                Executive Vice President
Colin Moore                           Executive Vice President
Roger Sayler                          Executive Vice President
David P. Smith                        Executive Vice President
Keith Winn                            Executive Vice President
Paul J. Berlingquet                   Senior Vice President
Kevin Cronk                           Senior Vice President
Kenneth Korngiebel                    Senior Vice President
Thomas Lapointe                       Senior Vice President
Daniel S. McNamara                    Senior Vice President
Lawrence R. Morgenthal                Senior Vice President
Anthony J. Abbate                     Vice President
Wayne M. Collette                     Vice President
Elizabeth Delgado                     Vice President
Steven R. Lilly                       Vice President
Trent E. Nevills                      Vice President
Theodore R. Wendell                   Vice President
David A. Rozenson                     Vice President and Secretary
Heidi A. Hoefler                      Vice President and Assistant Secretary
Vincent Pietropaolo                   Vice President and Assistant Secretary
Elizabeth A. Pryor                    Assistant Secretary
Barry R. Allen                        Vice President
James T. Anderson                     Vice President
Kathryn Anischik                      Vice President
Marcela L. Anongos                    Vice President
Leonard A. Aplet                      Senior Vice President and Head of Fixed
                                      Income-Portland
Karen Arneil                          Senior Vice President
Eddie N. Aydin                        Vice President
Laurence W. Ayers                     Vice President

            NAME                                      TITLE

Robert E. Baggs, Jr.                  Senior Vice President
Rodney R. Baillargeon                 Vice President
Stephen Barbaro                       Vice President
Frederick R. Berretta                 Senior Vice President
Daniel Barton                         Vice President
Marcia S. Bean                        Vice President
Daniel Belcher                        Vice President
Steven J. Bell                        Vice President
Patricia F. Bender                    Vice President
James W. Bixler                       Vice President
Catherine Black-Gallivan              Vice President
John E. Bolton                        Vice President
Thomas R. Bouchard                    Vice President
Bernard J. Braudis                    Vice President
Richard H. Britt                      Vice President
James G. Brown                        Vice President
Carol A. Bruso                        Vice President
Jeffrey Buell                         Vice President
Penelope L. Burgess                   Vice President
Harrison H. Buxton, III               Vice President
Jeffrey R. Buyak                      Vice President
Benjamin R. Campbell                  Vice President
Kimberly Campbell                     Senior Vice President
Richard H. Caro                       Vice President
Brian P. Carolan                      Vice President
Robert M. Chappelear                  Senior Vice President
Gerald Chapski                        Vice President
Martha B. Childs                      Vice President
Suresh V. Chivukula                   Vice President
Greta R. Clapp                        Vice President
Michael G. Clarke                     Assistant Vice President
Beth Collins                          Assistant Vice President
Brian Condon                          Vice President
J. Kevin Connaughton                  Vice President
Albert S. Copersino                   Vice President
Glen C. Corbitt                       Vice President
William V. Crosswhite, Jr.            Senior Vice President
Colleen Cunniffe                      Vice President
Brian J. Cunningham                   Vice President
Richard. R. Cutts                     Senior Vice President
Hermance Cyr                          Vice President
Robert M. Cyr                         Vice President
James M. D'Arcy                       Vice President
Richard G. Dauteuil                   Vice President
Scott L. Davis                        Vice President
James Dearborn                        Vice President
Donald M. DeHart, Jr.                 Vice President
Peter R. Deininger                    Vice President

            NAME                                      TITLE

Marian Desilets                       Assistant Secretary
Brad T. Desjarials                    Vice President
Normand Desrosiers                    Senior Vice President
John F. Dialessi                      Vice President
Laurence Diamond                      Vice President
Bruce A. DiPieto                      Vice President
Driscoll M. DoCanto                   Vice President
Bradley P. Dorman                     Vice President
Jerrid J. Douglas                     Vice President
Laurie B. Doyle                       Vice President
Brian J. Drainville                   Vice President
Scott J. Drysdale                     Vice President
Matthew T. Dunn                       Vice President
David H. Elwell                       Vice President
Alan M. Erickson                      Vice President
Richard P. Erickson                   Senior Vice President
James P. Fallon                       Vice President
James E. Fargis                       Vice President
James L. Farrell                      Vice President
Veronica M. Ferro                     Vice President
Terrence G. Finegan                   Vice President
Barry Finkle                          Assistant Vice President
John W. Fitzgerald                    Vice President
John D. Fitzpatrick                   Vice President
Robert J. Fitzpatrick                 Assistant Secretary
Chad L. Fleischman                    Senior Vice President
Peter Fleming                         Vice President
Paul Fuchs                            Vice President
Joseph E. Gardner                     Vice President
Maria E. Gavris                       Senior Vice President
Pamela T. Gerber                      Vice President
Ronald F. Gibbs                       Vice President
Emil A. Gjester                       Vice President
Daniel M. Glenney                     Vice President
Richard A. Glover                     Vice President
George J. Godfrey                     Vice President
William Goldthwait                    Vice President
Mark J. Govoni                        Vice President
Douglas Grant                         Senior Vice President
William F. Greene                     Vice President
Charles B. Grosvenor                  Vice President
Mark T. Haley                         Vice President
Kristen L. Hanley                     Vice President
Jason A. Hantman                      Vice President
Stephen J. Harasimowicz               Vice President
Kurt M. Havnaer                       Vice President
Paula D. Healey                       Vice President
Richard A. Hegwood                    Senior Vice President

            NAME                                      TITLE

Dorothy Held                          Vice President
Eric U. Henderson                     Vice President
Peter M. Hendricks                    Senior Vice President
Janice L. Henry                       Vice President
Bret D. Hokkanen                      Vice President
Guy C. Holbrook                       Senior Vice President
Naima T. Hoque                        Vice President
Fan Hu                                Assistant Vice President
Robert R. Humberston                  Vice President
James E. Iglewsk                      Vice President
Mark E. Ingram                        Vice President
Larry Israel                          Assistant Vice President
Philip J. Iudice, Jr.                 Vice President and Treasurer
Jeremy Javidi                         Vice President
David W. Jellison                     Vice President
Rodney Jensen                         Vice President
Paige A. Johnson                      Vice President
Richard J. Johnson                    Head of Equities-Portland
Robert S. Kalaman                     Vice President
Kapil S. Kashyap                      Vice President
Daniel W. Keating                     Vice President
Paula M. Kelley                       Senior Vice President
James J. Kilbane                      Senior Vice President
George J. Kimball                     Vice President
James A. Knauf, Jr.                   Senior Vice President
Bradley R. Komenda                    Vice President
David P. Korzendorfer                 Vice President
Jessica Kott                          Vice President
Sarah A. Krieger                      Vice President
Lawrence K. Lai                       Senior Vice President
Shelia F. Lamb                        Senior Vice President
Peter C. Larson                       Vice President
Harmon P.W. Laurin                    Vice President
Paul M. Lenahan                       Vice President
Thomas Lettenberger                   Vice President
Ruth E. Levitt                        Vice President
Catherine M. Lewis                    Vice President
David L. Lindsay                      Senior Vice President
William F. Locke                      Vice President
Norma L. Loehr                        Vice President
Peter G. Lucas                        Vice President
Frank Lucibella                       Vice President
Robert J. Macdonald                   Vice President
Alexander S. Macmillan                Senior Vice President
Francis C. Maguire                    Vice President
Joseph E. Mahoney                     Vice President
Stephen V. Malo                       Vice President
Reed T. Manning, Jr.                  Senior Vice President

            NAME                                      TITLE

Roger H. Manternach                   Vice President
Joseph N. Markovich                   Vice President
Lynne J. Maselan                      Vice President
James F. McDonald                     Vice President
Brian McGreevy                        Vice President
Deborah S. McLean                     Vice President
Suzanne McKim                         Vice President
Frances M. Mc Partland                Vice President
Richard Mettler                       Vice President
Eric S. Meyer                         Vice President
Gregory M. Miller                     Senior Vice President
Michael P. Monahan                    Vice President
John B. Mortenson                     Vice President
Steven D. Moscovitz                   Vice President
Paula M. Murphy                       Vice President
P. Bradley Ness                       Vice President
Maureen Newman                        Senior Vice President
George W. Nichols, III                Vice President
Robert W. Noack                       Vice President
William M. O'Brien                    Vice President
David P. O'Brien                      Senior Vice President
Laura Ostrander                       Senior Vice President
Edward Paik                           Assistant Vice President
Christopher M. Papa                   Vice President
Carl W. Pappo                         Senior Vice President
Catherine Parker                      Vice President
William R. Parmentier                 Vice President
R. Briggs Payer                       Vice President
William Peishoff                      Vice President
Mark S. Pelletier                     Vice President
Monica M. Petersen                    Vice President
Ann T. Peterson                       Senior Vice President
Linda A. Petrucci                     Vice President
Leonard Pitten                        Vice President
Guy W. Pope                           Senior Vice President
Louis Porta                           Vice President
J. Parker Prindle                     Vice President
Anthony Purcell                       Vice President
John J. Quinlan                       Vice President
John Freedman Randall, III            Vice President
Lee Reddin                            Vice President
Gerald J. Reilly                      Vice President
Michelle H. Rhee                      Assistant Secretary
Amy Richards                          Vice President
Kevin P. Riordan                      Vice President
Jeffrey L. Rippey                     Senior Vice President
Antonino S. Rossitto                  Vice President
Michael Roye                          Vice President

            NAME                                      TITLE

Laurie J. Russell                     Assistant Secretary
David A. Salit                        Vice President
Kenneth R. Sanders                    Vice President
Susan Sanderson                       Vice President
Deniz Savas                           Vice President
Marie M. Schofield                    Vice President
Maria C. Schwenzer                    Vice President
Gerald Scott, Jr.                     Vice President
Brian L. Seidman                      Senior Vice President
Allyn Seymour                         Vice President
Jeffrey G. Shepard                    Senior Vice President
Ling Sin                              Vice President
Gregg Smalley                         Vice President
Deborah Snee                          Vice President
Thomas V. Snider                      Vice President
Harlan R. Sonderling                  Vice President
Brent K. Stephans                     Vice President
Robert Stephenson                     Vice President
Richard Stevens                       Vice President
Chandrashekar Sundaram                Vice President
Gary Swayze                           Senior Vice President
Frank P. Sweeny, Jr.                  Vice President
Benjamin Tenaglia, III                Vice President
Thomas W. Thaler                      Vice President
George L. Tillinghast, III            Vice President
Marianne Tracy                        Vice President
Jean L. Trim                          Vice President
Susan E. Turner                       Vice President
Robert A. Unger                       Senior Vice President
Lee E. Van Meter                      Vice President
Stephen B. Van Sciver                 Vice President
Ralph Vezina                          Vice President
Elizabeth M. Ware                     Vice President
Peter A. Washburne                    Vice President
James B. Webber                       Vice President
Stephen T. Weber                      Vice President
Michael Welhoelter                    Vice President
Mary K. Werler                        Vice President
Leonard C. West                       Vice President
Gail White                            Vice President
Marley A. Williams                    Vice President
Christopher Wilson                    Senior Vice President
Dana Wing                             Vice President
Patricia Winiarczyk                   Vice President
Deb Wolfe                             Vice President
Suze J. Wollke                        Vice President
Stephen D. Woodruff                   Vice President
Richard S. Yeung                      Senior Vice President

            NAME                                      TITLE

Robert M. Zimmerman                   Vice President


Item 26. Principal Underwriter

        (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Acorn Trust, Wanger Advisors Trust, The Galaxy Fund and for Columbia Balanced Fund, Inc., Columbia Daily Income Company, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the Series of CMG Funds Trust.

        (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.


--------------------------------------------------------------------------------
         (1)                  (2)                          (3)
--------------------------------------------------------------------------------
Name and Principal            Position and Offices with    Positions and Offices
Business Address*             Principal Underwriter        with Registrant
--------------------------------------------------------------------------------
Ahmed, Yaqub                  V.P.                         None
--------------------------------------------------------------------------------
Aldi, Andrew                  V.P.                         None
--------------------------------------------------------------------------------
Anderson, Judith              V.P.                         None
--------------------------------------------------------------------------------
Ash, James                    V.P.                         None
--------------------------------------------------------------------------------
Banks, Keith                  Director                     None
--------------------------------------------------------------------------------
Ballou, J. Rick               Sr. V.P.                     None
--------------------------------------------------------------------------------
Bartlett, John                Managing Director            None
--------------------------------------------------------------------------------
Blumenfeld, Alexander         V.P.                         None
--------------------------------------------------------------------------------
Bozek, James                  Sr. V.P.                     None
--------------------------------------------------------------------------------
Brown, Beth                   Sr. V.P.                     None
--------------------------------------------------------------------------------
Nigrosh, Diane J.             Chief Compliance Officer     None
--------------------------------------------------------------------------------
Claiborne, Douglas            Sr. V.P.                     None
--------------------------------------------------------------------------------
Climer, Quentin               V.P.                         None
--------------------------------------------------------------------------------
Conley, Brook                 V.P.                         None
--------------------------------------------------------------------------------
Desilets, Marian              V.P.                         None
--------------------------------------------------------------------------------
Devaney, James                Sr. V.P.                     None
--------------------------------------------------------------------------------
Devlin, Audrey                Asst. V.P.                   None
--------------------------------------------------------------------------------
Dolan, Kevin                  Asst. V.P.                   None
--------------------------------------------------------------------------------
Doyle, Matthew                V.P.                         None
--------------------------------------------------------------------------------
Emerson, Kim P.               Sr. V.P.                     None
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Evans, C. Frazier             Managing Director            None
--------------------------------------------------------------------------------
Feldman, David                Managing Director            None
--------------------------------------------------------------------------------
Feloney, Joseph               Sr. V.P.                     None
--------------------------------------------------------------------------------
Ferullo, Jeanne               V.P.                         None
--------------------------------------------------------------------------------
Fisher, James F.              V.P.                         None
--------------------------------------------------------------------------------
Fitzpatrick, Robert J.        Assistant Clerk              None
--------------------------------------------------------------------------------
Ford, David C.                V.P.                         None
--------------------------------------------------------------------------------
Froude, Donald                Director and President       None
--------------------------------------------------------------------------------
Gentile, Russell              V.P.                         None
--------------------------------------------------------------------------------
Goldberg, Matthew             Sr. V.P.                     None
--------------------------------------------------------------------------------
Magasiner, Andrei Grischa     Treasurer                    None
--------------------------------------------------------------------------------
Gubala, Jeffrey               V.P.                         None
--------------------------------------------------------------------------------
Guenard, Brian                V.P.                         None
--------------------------------------------------------------------------------
Hall, Jennifer                Asst. V.P.                   None
--------------------------------------------------------------------------------
Hoefler, Heidi A.             Assistant Clerk              None
--------------------------------------------------------------------------------
Iudice, Jr., Philip           CFO                          None
--------------------------------------------------------------------------------
Jones, Cynthia                V.P.                         None
--------------------------------------------------------------------------------
Kamin, Eric                   Asst. V.P.                   None
--------------------------------------------------------------------------------
Koffink, Paul                 Asst. V.P.                   None
--------------------------------------------------------------------------------
Lynch, Andrew R.              Managing Director            None
--------------------------------------------------------------------------------
Lynn, Jerry                   V.P.                         None
--------------------------------------------------------------------------------
Marcelonis, Sheila            V.P.                         None
--------------------------------------------------------------------------------
Miller, Anthony               V.P.                         None
--------------------------------------------------------------------------------
Miller, Greg M.               V.P.                         None
--------------------------------------------------------------------------------
Moberly, Ann R.               Sr. V.P.                     None
--------------------------------------------------------------------------------
Moon, Leslie                  Asst. V.P.                   None
--------------------------------------------------------------------------------
Morse, Jonathan               V.P.                         None
--------------------------------------------------------------------------------
Nickodemus, Paul              V.P.                         None
--------------------------------------------------------------------------------
Owen, Stephanie               V.P.                         None
--------------------------------------------------------------------------------
Penitsch, Marilyn             V.P.                         None
--------------------------------------------------------------------------------
Pietropaolo, Vincent          Assistant Clerk              None
--------------------------------------------------------------------------------
Piken, Keith A.               Sr. V.P.                     None
--------------------------------------------------------------------------------
Pryor, Elizabeth A.           Assistant Secretary          None
--------------------------------------------------------------------------------
Ratto, Gregory                V.P.                         None
--------------------------------------------------------------------------------
Rawdon, Gary                  Asst. V.P.                   None
--------------------------------------------------------------------------------
Rhee, Michelle H.             Assistant Clerk              None
--------------------------------------------------------------------------------
Reed, Christopher B.         Sr. V.P.                     None
--------------------------------------------------------------------------------
Ross, Gary                   Sr. V.P.                     None
--------------------------------------------------------------------------------
Rozenson, David A.           Assistant Clerk              None
--------------------------------------------------------------------------------
Russell, Laurie J.           Assistant Clerk              None
--------------------------------------------------------------------------------
Schortmann, Matthew          Asst. V.P.                   None
--------------------------------------------------------------------------------
Sciascia, Steven A.          Asst. V.P.                   None
--------------------------------------------------------------------------------
Scully-Power, Adam           V.P.                         None
--------------------------------------------------------------------------------
Sellers, Gregory             V.P.                         None
--------------------------------------------------------------------------------
Shea, Terence                V.P.                         None
--------------------------------------------------------------------------------
Henderson, R. Scott          Secretary                    None
--------------------------------------------------------------------------------
Sideropoulos, Lou            Sr. V.P.                     None

--------------------------------------------------------------------------------
Studer, Eric                 Sr. V.P.                     None
--------------------------------------------------------------------------------
Swanson, Kimberly            Asst. V.P.                   None
--------------------------------------------------------------------------------
Waldron, Thomas              V.P.                         None
--------------------------------------------------------------------------------
Walsh, Brian                 V.P.                         None
--------------------------------------------------------------------------------
Wess, Valerie                Sr. V.P.                     None
--------------------------------------------------------------------------------
Wheeler, Eben                Asst. V.P.                   None
--------------------------------------------------------------------------------
Christopher Wilson           Sr. V.P.                     None
--------------------------------------------------------------------------------
Yates, Susan                 V.P.                         None
--------------------------------------------------------------------------------


----------
*    The address for each individual is One Financial Center, Boston, MA 02111.

        (c)     Not Applicable.

Item 27. Location of Accounts and Records

                (1) Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111 and Interstate Towers, 121 West Trade Street, NC1- 005-10-08, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).

                (2) Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111 (records relating to its function as administrator and pricing and bookkeeping agent).

                (3) Columbia Funds Distributor Inc., One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

                (4) PFPC Inc., 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its function as sub-administrator and sub-pricing and bookkeeping agent).


                (5) Columbia Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


                (6) PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, Pennsylvania 19153 (records relating to its function as custodian).

                (7) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

Item 28. Management Services

                Inapplicable.

Item 29. Undertakings

                None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Boston, Massachusetts, on the 1st day of August, 2005.

                                                THE GALAXY FUND
                                                Registrant

                                                /s/ Christopher Wilson
                                                -------------------------------
                                                Christopher Wilson
                                                President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                              Date

*James M. Seed                Chairman of the Board              August 1, 2005
--------------------------    of Trustees and Trustee
James M. Seed

/s/ Christopher Wilson        President (Principal               August 1, 2005
--------------------------    Executive Officer)
Christopher Wilson

/s/ Kevin Connaughton         Treasurer (Principal               August 1, 2005
--------------------------    Financial Officer)
Kevin Connaughton

/s/ Michael G. Clarke         Chief Accounting Officer           August 1, 2005
--------------------------    (Principal Accounting Officer)
Michael G. Clarke

/s/ John T. O'Neill           Trustee                            August 1, 2005
--------------------------
John T. O'Neill

*Dwight E. Vicks, Jr.         Trustee                            August 1, 2005
--------------------------
Dwight E. Vicks, Jr.

*Louis DeThomasis             Trustee                            August 1, 2005
--------------------------
Louis DeThomasis

*Kenneth A. Froot             Trustee                            August 1, 2005
--------------------------
Kenneth A. Froot

*By   /s/ John T. O'Neill
    ----------------------
      John T. O'Neill
      Attorney-In-Fact

                                  Exhibit Index


(e)(1) Form of Distribution Agreement between the Registrant and Columbia Management Distributors, Inc.

(h)(2) Form of Transfer Agency Agreement between the Registrant and Columbia Funds Services, Inc.

(j)(1)  Consent of Drinker Biddle & Reath LLP

(j)(2)  Consent of Day, Berry & Howard LLP.

(j)(3)  Consent of Wilke Farr & Gallagher LLP.

(j)(4)  Consent of Ropes & Gray LLP.

(j)(5)  Consent of PricewaterhouseCoopers LLP

(n)(1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: December 4, 1996                 /s/ Dwight E. Vicks, Jr.
                                        ---------------------------
                                        Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: December 27, 2000                /s/ Kenneth A. Froot
                                        ---------------------------
                                        Kenneth A. Froot

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: December 5, 1996                 /s/ James M. Seed
                                        ---------------------------
                                        James M. Seed

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: December 5, 1996                 /s/ Brother Louis DeThomasis
                                        ----------------------------
                                        Brother Louis DeThomasis